UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07705

                             Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2019
Virtus Seix Core Bond Fund*
Virtus Seix Corporate Bond Fund*
Virtus Seix Floating Rate High Income Fund*
Virtus Seix High Grade Municipal Bond Fund*
Virtus Seix High Income Fund*
Virtus Seix High Yield Fund*
Virtus Seix Investment Grade Tax-Exempt Bond Fund*
Virtus Seix Short-Term Bond Fund*
Virtus Seix Short-Term Municipal Bond Fund*
Virtus Seix Total Return Bond Fund*
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund*
Virtus Seix U.S. Mortgage Fund*
Virtus Seix Ultra-Short Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	5
Portfolio Holdings Summary Weightings	7
Fund	Schedule of Investments
Virtus Seix Core Bond Fund (“Seix Core Bond Fund”)	9
Virtus Seix Corporate Bond Fund (“Seix Corporate Bond Fund”)	13
Virtus Seix Floating Rate High Income Fund (“Seix Floating Rate High Income Fund”)	16
Virtus Seix High Grade Municipal Bond Fund (“Seix High Grade Municipal Bond Fund”)	27
Virtus Seix High Income Fund (“Seix High Income Fund”)	29
Virtus Seix High Yield Fund (“Seix High Yield Fund”)	35
Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Seix Investment Grade Tax-Exempt Bond Fund”)	41
Virtus Seix Short-Term Bond Fund (“Seix Short-Term Bond Fund”)	44
Virtus Seix Short-Term Municipal Bond Fund (“Seix Short-Term Municipal Bond Fund”)	46
Virtus Seix Total Return Bond Fund (“Seix Total Return Bond Fund”)	48
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Seix U.S. Government Securities Ultra-Short Bond Fund”)	52
Virtus Seix U.S. Mortgage Fund (“Seix U.S. Mortgage Fund”)	56
Virtus Seix Ultra-Short Bond Fund (“Seix Ultra-Short Bond Fund”)	58
Statements of Assets and Liabilities	61
Statements of Operations	68
Statements of Changes in Net Assets	73
Financial Highlights	80
Notes to Financial Statements	89
Result of Shareholder Meetings	113
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective March 31, 2019, the Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this semiannual report that reviews the performance of your Fund(s) for the six months ended June 30, 2019.
In a reversal from the sharp downturn of late 2018, global financial markets rallied during the first six months of 2019. While global growth continued to slow, expectations of interest rate cuts by the U.S. Federal Reserve and the European Central Bank buoyed the markets for much of the period. In May, trade battles with China and the threat of tariffs on Mexico resulted in a brief decline, but by late June, the U.S. equity markets were at or nearing new highs.
For the six months ended June 30, 2019, U.S. large-cap stocks, as measured by the S&P 500® Index, rose 18.54%, while small-cap stocks increased 16.98%, as measured by the Russell 2000® Index. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 14.03%, compared to emerging markets, which returned 10.58%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 2.00% at June 30, 2019, down from 2.69% at December 31, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 6.11% for the six-month period. Non-investment grade bonds produced strong returns during the period, up 9.94%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
In a rising market like that of the past six months, it is easy to overlook the importance of risk management. But portfolio diversification remains a critical tool for investment success – in good markets and bad. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,053.80	0.64%	$ 3.26
	Class I	1,000.00	1,054.50	0.50	2.55
	Class R	1,000.00	1,052.30	0.91	4.63
	Class R6	1,000.00	1,055.20	0.36	1.83
Seix Corporate Bond Fund
	Class A	1,000.00	1,087.40	0.95	4.92
	Class C	1,000.00	1,083.80	1.54	7.96
	Class I	1,000.00	1,087.70	0.70	3.62
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,048.70	0.95	4.83
	Class C	1,000.00	1,046.90	1.53	7.77
	Class I	1,000.00	1,050.30	0.63	3.20
	Class R6	1,000.00	1,052.10	0.53	2.70
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,051.70	0.75	3.82
	Class I	1,000.00	1,052.50	0.60	3.05
Seix High Income Fund
	Class A	1,000.00	1,087.90	1.03	5.33
	Class I	1,000.00	1,090.90	0.80	4.15
	Class R	1,000.00	1,086.90	1.22	6.31
	Class R6	1,000.00	1,090.00	0.64	3.32
Seix High Yield Fund
	Class A	1,000.00	1,089.20	0.82	4.25
	Class I	1,000.00	1,089.90	0.64	3.32
	Class R	1,000.00	1,087.70	1.04	5.38
	Class R6	1,000.00	1,090.40	0.53	2.75
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,045.00	0.75	3.80
	Class I	1,000.00	1,046.70	0.60	3.04
Seix Short-Term Bond Fund
	Class A	1,000.00	1,023.40	0.80	4.01
	Class C	1,000.00	1,018.40	1.57	7.86
	Class I	1,000.00	1,024.40	0.60	3.01
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,024.50	0.65	3.26
	Class I	1,000.00	1,024.30	0.48	2.41

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Seix Total Return Bond Fund
	Class A	$1,000.00	$1,052.40	0.70%	$3.56
	Class I	1,000.00	1,054.00	0.46	2.34
	Class R	1,000.00	1,051.50	0.95	4.83
	Class R6	1,000.00	1,054.80	0.31	1.58
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,011.90	0.64	3.19
	Class I	1,000.00	1,013.10	0.41	2.05
	Class R6	1,000.00	1,013.80	0.26	1.30
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,041.10	0.90	4.55
	Class C	1,000.00	1,036.10	1.61	8.13
	Class I	1,000.00	1,042.00	0.70	3.54
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,015.60	0.65	3.25
	Class I	1,000.00	1,016.80	0.40	2.00

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21
	Class I	1,000.00	1,022.32	0.50	2.51
	Class R	1,000.00	1,020.28	0.91	4.56
	Class R6	1,000.00	1,023.01	0.36	1.81
Seix Corporate Bond Fund
	Class A	1,000.00	1,020.08	0.95	4.76
	Class C	1,000.00	1,017.16	1.54	7.70
	Class I	1,000.00	1,021.32	0.70	3.51
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,020.08	0.95	4.76
	Class C	1,000.00	1,017.21	1.53	7.65
	Class I	1,000.00	1,021.67	0.63	3.16
	Class R6	1,000.00	1,022.17	0.53	2.66
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,021.08	0.75	3.76
	Class I	1,000.00	1,021.82	0.60	3.01

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Seix High Income Fund
	Class A	$1,000.00	$1,019.69	1.03%	$5.16
	Class I	1,000.00	1,020.83	0.80	4.01
	Class R	1,000.00	1,018.74	1.22	6.11
	Class R6	1,000.00	1,021.62	0.64	3.21
Seix High Yield Fund
	Class A	1,000.00	1,020.73	0.82	4.11
	Class I	1,000.00	1,021.62	0.64	3.21
	Class R	1,000.00	1,019.64	1.04	5.21
	Class R6	1,000.00	1,022.17	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.08	0.75	3.76
	Class I	1,000.00	1,021.82	0.60	3.01
Seix Short-Term Bond Fund
	Class A	1,000.00	1,020.83	0.80	4.01
	Class C	1,000.00	1,017.01	1.57	7.85
	Class I	1,000.00	1,021.82	0.60	3.01
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,021.57	0.65	3.26
	Class I	1,000.00	1,022.41	0.48	2.41
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.32	0.70	3.51
	Class I	1,000.00	1,022.51	0.46	2.31
	Class R	1,000.00	1,020.08	0.95	4.76
	Class R6	1,000.00	1,023.26	0.31	1.56
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,021.62	0.64	3.21
	Class I	1,000.00	1,022.76	0.41	2.06
	Class R6	1,000.00	1,023.51	0.26	1.30
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,020.33	0.90	4.51
	Class C	1,000.00	1,016.81	1.61	8.05
	Class I	1,000.00	1,021.32	0.70	3.51
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,021.57	0.65	3.26
	Class I	1,000.00	1,022.81	0.40	2.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2019
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (ABS)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
European Central Bank (ECB)
The European Central Bank (ECB) is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the National Central Banks (NCBs) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (MBS)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2019
Real Estate Mortgage Investment Conduit (REMIC)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2019
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2019.
Seix Core Bond Fund
U.S. Government Securities		52%
Mortgage-Backed Securities		29
Agency	26%
Non-Agency	3
Corporate Bonds and Notes		13
Financials	6
Energy	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Credit Card	4
All other Asset-Backed Securities	2
Total		100%
Seix Corporate Bond Fund
Corporate Bonds and Notes		93%
Financials	28%
Energy	20
Industrials	8
Health Care	7
Consumer Staples	7
Utilities	7
Communication Services	7
All other Corporate Bonds and Notes	9
Short-Term Investment		4
U.S. Government Securities		3
Total		100%

Seix Floating Rate High Income Fund
Leveraged Loans		98%
Media / Telecom - Cable/Wireless Video	10%
Chemicals	8
Healthcare	8
Information Technology	7
Media / Telecom - Diversified Media	7
Media / Telecom - Telecommunications	7
Financial	7
All other Leveraged Loans	44
Corporate Bonds and Notes		1
Common Stocks		1
Total		100%
Seix High Grade Municipal Bond Fund
Municipal Bonds	89%
Short-Term Investment	11
Total	100%

Seix High Income Fund
Corporate Bonds and Notes		91%
Communication Services	18%
Energy	14
Financials	12
Consumer Discretionary	9
Industrials	8
Health Care	8
Information Technology	6
All other Corporate Bonds and Notes	16
Leveraged Loans		6
Short-Term Investment		3
Total		100%
Seix High Yield Fund
Corporate Bonds and Notes		95%
Communication Services	20%
Financials	12
Energy	11
Consumer Discretionary	11
Health Care	10
Industrials	9
Information Technology	7
All other Corporate Bonds and Notes	15
Leveraged Loans		5
Total		100%

Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	100%
Total	100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2019
Seix Short-Term Bond Fund
U.S. Government Securities		70%
Corporate Bonds and Notes		18
Financials	7%
Health Care	3
Consumer Discretionary	2
Utilities	2
Consumer Staples	2
All other Corporate Bonds and Notes	2
Mortgage-Backed Securities		10
Asset-Backed Securities		2
Total		100%
Seix Short-Term Municipal Bond Fund
Municipal Bonds	91%
Short-Term Investment	9
Total	100%

Seix Total Return Bond Fund
U.S. Government Securities		50%
Mortgage-Backed Securities		31
Agency	27%
Non-Agency	4
Corporate Bonds and Notes		13
Financials	6
Energy	3
All other Corporate Bonds and Notes	4
Asset-Backed Securities		6
Credit Card	4
All other Asset-Backed Securities	2
Total		100%
Seix U.S. Government Securities Ultra-Short Bond Fund
Mortgage-Backed Securities		87%
Agency	87%
U.S. Government Securities		11
Asset-Backed Security		1
Short-Term Investment		1
Total		100%

Seix U.S. Mortgage Fund
Mortgage-Backed Securities		97%
Agency	96%
Non-Agency	1
Short-Term Investment		3
Total		100%
Seix Ultra-Short Bond Fund
Mortgage-Backed Securities		47%
Agency	37%
Non-Agency	10
Asset-Backed Securities		22
Credit Card	12
Automobiles	9
Student Loan	1
Corporate Bonds and Notes		19
Financials	11
Health Care	3
Consumer Discretionary	2
All other Corporate Bonds and Notes	3
U.S. Government Securities		9
Commercial Paper		3
Total		100%

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—51.4%
U.S. Treasury Bond 3.000%, 2/15/49	$ 10,638	$ 11,667
U.S. Treasury Note
1.375%, 4/30/20	1,291	1,284
1.250%, 3/31/21	7,972	7,895
2.750%, 8/15/21	3,845	3,924
1.750%, 5/31/22	10,741	10,745
2.750%, 7/31/23	162	168
2.500%, 1/31/24	25,602	26,431
2.375%, 5/15/29	6,741	6,962
Total U.S. Government Securities (Identified Cost $67,785)		69,076

Mortgage-Backed Securities—28.9%
Agency—26.0%
Dominium 2.980%, 7/1/29(1)	1,205	1,229
Federal Home Loan Mortgage Corp.
Pool #G08347 4.500%, 6/1/39	83	90
Pool #G05606 4.500%, 7/1/39	510	548
Pool #G08353 4.500%, 7/1/39	108	115
Pool #G08372 4.500%, 11/1/39	321	345
Pool #G60126 4.500%, 11/1/41	30	33
Pool #C04123 4.000%, 7/1/42	408	431
Pool #G60019 4.500%, 3/1/44	639	683
Pool #Q31645 4.000%, 2/1/45	89	93
Pool #Q35611 4.000%, 9/1/45	783	818
Pool #V81992 4.000%, 10/1/45	1,026	1,074
Pool #Q38473 4.000%, 1/1/46	555	581
Pool #G60661 4.000%, 7/1/46	1,856	1,944
Pool #Q42921 3.500%, 9/1/46	1,002	1,039
Pool #Q53881 4.500%, 1/1/48	839	890
Pool #V84183 4.000%, 4/1/48	91	94
Pool #Q61115 4.000%, 1/1/49	929	965
Pool #Q61677 4.000%, 2/1/49	1,335	1,389
Pool #Q61680 4.000%, 2/1/49	1,202	1,250
Pool #QA0108 3.500%, 6/1/49	1,955	2,001
Federal National Mortgage Association
2018-M9, APT2 3.228%, 4/25/28(2)	75	78
Pool #387885 3.640%, 8/1/28	695	747
	Par Value	Value
Agency—continued
Pool #AN9768 3.730%, 9/1/28	$ 580	$ 628
Pool #AN4045 3.150%, 1/1/29	659	690
Pool #AN6661 3.090%, 10/1/29	655	684
Pool #AN6391 3.110%, 10/1/29	665	685
Pool #AN7145 3.030%, 12/1/29	970	1,006
Pool #FM1039 3.500%, 4/1/39	1,284	1,324
Pool #AL7497 3.500%, 9/1/40	1,167	1,202
Pool #AW8154 3.500%, 1/1/42	428	443
Pool #AS9571 3.500%, 5/1/42	1,217	1,263
Pool #CA2629 4.000%, 11/1/43	693	723
Pool #AL6223 4.500%, 8/1/44	73	78
Pool #MA2190 4.000%, 2/1/45	453	474
Pool #MA2341 4.500%, 6/1/45	36	38
Pool #BE5050 4.000%, 9/1/45	767	805
Pool #AZ9213 4.000%, 10/1/45	883	923
Pool #AS6515 4.000%, 1/1/46	129	135
Pool #BA4799 4.000%, 2/1/46	407	430
Pool #BH7587 4.500%, 8/1/47	332	351
Pool #BJ8599 3.500%, 4/1/48	191	196
Pool #BN0636 4.000%, 9/1/48	728	755
Pool #BN4050 4.000%, 1/1/49	825	856
Pool #BN4542 4.500%, 2/1/49	246	258
Pool #BN8510 3.500%, 5/1/49	436	447
Government National Mortgage Association
Pool #MA5596 4.500%, 11/20/48	2,055	2,143
Pool #MA5652 4.500%, 12/20/48	583	607
Pool #MA5712 5.000%, 1/20/49	466	487
Pool #MA5819 5.000%, 3/20/49	819	860
		34,928

Non-Agency—2.9%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(3)	705	733
See Notes to Financial Statements.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2005-ROCK, A 144A 5.366%, 5/3/32(3)	$ 370	$ 425
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(2)(3)	485	500
Morgan Stanley Capital I Trust
2014-CPT, AM 144A 3.516%, 7/13/29(2)(3)	615	626
2014-150E, A 144A 3.912%, 9/9/32(3)	280	298
2014-150E, AS 144A 4.012%, 9/9/32(3)	195	207
US 2018-USDC, A 144A 4.106%, 5/13/38(3)	450	496
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	600	611
		3,896

Total Mortgage-Backed Securities (Identified Cost $38,035)		38,824

Asset-Backed Securities—5.8%
Automobiles—0.6%
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 2.954%, 2/15/24(2)	725	728
Credit Card—3.9%
Cabela’s Credit Card Master Note Trust 2015-2, A2 (1 month LIBOR + 0.670%) 3.064%, 7/17/23(2)	310	311
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 3.147%, 5/15/28(2)	1,255	1,233
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.171%, 5/14/29(2)	875	872
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.994%, 12/15/26(2)	735	738
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(3)	1,075	1,088
World Financial Network Credit Card Master Trust 2019-A, A 3.140%, 12/15/25	995	1,020
		5,262

Other—1.3%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(3)	685	711
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	1,080	1,083
		1,794

Total Asset-Backed Securities (Identified Cost $7,703)		7,784

	Par Value	Value

Corporate Bonds and Notes—12.7%
Communication Services—1.3%
AT&T, Inc. 4.500%, 3/9/48	$ 348	$ 356
Comcast Corp.
3.150%, 2/15/28	218	224
4.700%, 10/15/48	326	382
Vodafone Group plc 4.875%, 6/19/49	700	734
		1,696

Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	555	606
Energy—2.6%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	445	431
Boardwalk Pipelines LP 4.450%, 7/15/27	150	153
Enterprise Products Operating LLC 5.375%, 2/15/78	448	417
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(3)	984	1,022
Schlumberger Investment SA 144A 3.300%, 9/14/21(3)	285	291
Shell International Finance B.V. 1.750%, 9/12/21	402	398
TechnipFMC plc 3.450%, 10/1/22	85	87
Transcanada Trust 5.300%, 3/15/77	67	64
Woodside Finance Ltd. 144A 4.600%, 5/10/21(3)	550	567
		3,430

Financials—5.4%
Bank of America Corp.
3.366%, 1/23/26	256	264
4.330%, 3/15/50	461	515
Citigroup, Inc. 3.980%, 3/20/30	562	601
Fifth Third Bank 2.200%, 10/30/20	326	326
JPMorgan Chase & Co.
3.207%, 4/1/23	318	324
3.540%, 5/1/28	387	403
Lazard Group LLC 4.375%, 3/11/29	405	428
Morgan Stanley
3.591%, 7/22/28	284	296
3.971%, 7/22/38	328	343
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(3)	556	579
PNC Bank NA 2.150%, 4/29/21	715	713
Progressive Corp. (The) Series B 5.375% (4)	350	360
Santander UK Group Holdings plc 3.373%, 1/5/24	409	413
See Notes to Financial Statements.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
SunTrust Bank 2.800%, 5/17/22	$ 170	$ 172
SunTrust Banks, Inc. 4.000%, 5/1/25	405	433
Travelers Cos., Inc. (The) 4.050%, 3/7/48	494	547
US Bank NA 2.050%, 10/23/20	374	373
Wells Fargo & Co. 3.069%, 1/24/23	164	166
		7,256

Health Care—0.9%
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(3)	167	184
CVS Health Corp. 4.780%, 3/25/38	403	420
Eli Lilly & Co. 3.950%, 5/15/47	286	309
UnitedHealth Group, Inc. 4.450%, 12/15/48	313	358
		1,271

Industrials—0.8%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(3)	289	303
ERAC USA Finance LLC 144A 5.250%, 10/1/20(3)	283	292
General Dynamics Corp. 3.375%, 5/15/23	269	281
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	160	163
		1,039

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	620	761
Newmont Goldcorp Corp. 6.250%, 10/1/39	456	585
		1,346

	Par Value	Value

	Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	$ 366	$ 358
	Total Corporate Bonds and Notes (Identified Cost $15,924)	17,002

	Total Long-Term Investments—98.8% (Identified Cost $129,447)	132,686

	TOTAL INVESTMENTS—98.8% (Identified Cost $129,447)	$132,686
	Other assets and liabilities, net—1.2%	1,673
	NET ASSETS—100.0%	$134,359

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $8,322 or 6.2% of net assets.
(4)	No contractual maturity date.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 7,784	$ 7,784	$ —
Corporate Bonds and Notes	17,002	17,002	—
Mortgage-Backed Securities	38,824	37,595	1,229
U.S. Government Securities	69,076	69,076	—
Total Investments	$132,686	$131,457	$1,229
There were no securities valued using quoted prices (Level 1) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities
Investments in Securities
Balance as of December 31, 2018:	$ —	$ —
Change in unrealized appreciation (depreciation)(a)	16	16
Purchases	1,213	1,213
Balance as of June 30, 2019	$1,229	$1,229
(a) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $16.
See Notes to Financial Statements.

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—2.7%
U.S. Treasury Bond 3.000%, 2/15/49	$ 605	$ 664
U.S. Treasury Note 2.750%, 7/31/23	490	509
Total U.S. Government Securities (Identified Cost $1,174)		1,173

Corporate Bonds and Notes—95.4%
Communication Services—6.7%
AT&T, Inc. 4.500%, 3/9/48	420	430
Comcast Corp.
3.150%, 2/15/28	252	259
4.700%, 10/15/48	405	475
Verizon Communications, Inc. 4.125%, 3/16/27	772	840
Vodafone Group plc 4.875%, 6/19/49	911	955
		2,959

Consumer Discretionary—5.6%
American Honda Finance Corp. 2.200%, 6/27/22	310	310
BMW US Capital LLC 144A 3.150%, 4/18/24(1)	758	779
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A 3.115%, 5/4/21(1)(2)	950	950
TJX Cos., Inc. (The) 2.500%, 5/15/23	424	430
		2,469

Consumer Staples—7.6%
Archer-Daniels-Midland Co. 3.375%, 3/15/22	983	1,017
Costco Wholesale Corp. 2.300%, 5/18/22	1,300	1,307
Walmart, Inc. 3.400%, 6/26/23	955	1,003
		3,327

Energy—20.4%
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	1,300	1,314
Boardwalk Pipelines LP 4.450%, 7/15/27	649	663
BP Capital Markets America, Inc. 2.112%, 9/16/21	408	407
BP Capital Markets plc 3.814%, 2/10/24	642	681
Enterprise Products Operating LLC 5.375%, 2/15/78	649	604
Exxon Mobil Corp. 3.043%, 3/1/26	772	799
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(1)	1,177	1,223
Shell International Finance B.V. 3.875%, 11/13/28	982	1,075
	Par Value	Value

Energy—continued
TechnipFMC plc 3.450%, 10/1/22	$ 273	$ 279
Total Capital International SA 3.750%, 4/10/24	1,185	1,263
Transcanada Trust 5.300%, 3/15/77	668	642
		8,950

Financials—28.6%
Bank of America Corp.
3.366%, 1/23/26	165	170
4.330%, 3/15/50	700	781
Citigroup, Inc. 3.980%, 3/20/30	900	962
JPMorgan Chase & Co. 3.207%, 4/1/23	991	1,011
Lazard Group LLC 4.375%, 3/11/29	492	520
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	518	546
MassMutual Global Funding II 144A 2.750%, 6/22/24(1)	1,000	1,019
Mastercard, Inc. 3.650%, 6/1/49	900	954
Morgan Stanley
3.875%, 4/29/24	603	639
3.591%, 7/22/28	363	378
3.971%, 7/22/38	663	694
Penske Truck Leasing Co., LP 144A 3.450%, 7/1/24(1)	943	971
PNC Bank NA 2.150%, 4/29/21	552	551
Progressive Corp. (The) Series B 5.375% (3)	408	419
SunTrust Bank 2.800%, 5/17/22	210	213
SunTrust Banks, Inc. 4.000%, 5/1/25	453	485
Travelers Cos., Inc. (The) 4.050%, 3/7/48	831	921
US Bank NA 2.000%, 1/24/20	770	769
Wells Fargo & Co. 3.069%, 1/24/23	527	535
		12,538

Health Care—7.7%
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	410	451
Cigna Corp. 144A 4.900%, 12/15/48(1)	571	621
CVS Health Corp. 4.780%, 3/25/38	443	462
Eli Lilly & Co. 3.950%, 5/15/47	911	982
UnitedHealth Group, Inc. 4.450%, 12/15/48	758	868
		3,384

See Notes to Financial Statements.

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Industrials—8.0%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	$ 351	$ 368
General Dynamics Corp. 3.375%, 5/15/23	784	818
Honeywell International, Inc. 1.800%, 10/30/19	810	809
L3 Technologies, Inc. 3.850%, 12/15/26	284	297
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	296	301
United Parcel Service, Inc. 2.500%, 4/1/23	914	923
		3,516

Information Technology—1.4%
Apple, Inc. 2.850%, 2/23/23	600	614
Materials—2.4%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	423	519
Newmont Goldcorp Corp. 6.250%, 10/1/39	400	513
		1,032

Utilities—7.0%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	1,168	1,233
Consumers Energy Co. 4.350%, 4/15/49	702	812
Duke Energy Corp. 3.750%, 9/1/46	1,040	1,017
		3,062

Total Corporate Bonds and Notes (Identified Cost $39,467)		41,851

Total Long-Term Investments—98.1% (Identified Cost $40,641)		43,024

	Shares
Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(4)	1,695,483	1,695
Total Short-Term Investment (Identified Cost $1,695)		1,695

Value

TOTAL INVESTMENTS—102.0% (Identified Cost $42,336)	$44,719
Other assets and liabilities, net—(2.0)%	(879)
NET ASSETS—100.0%	$43,840

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
QTR	Quarterly

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $6,382 or 14.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Country Weightings†
United States	88%
United Kingdom	4
France	3
Netherlands	2
Canada	2
Australia	1
Total	100%
† % of total investments as of June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Over-the-counter credit default swaps - buy protection(1) outstanding as of June 30, 2019 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/23	(1,700) USD	$(44)	$(22)	$—	$(22)
Total						$(44)	$(22)	$—	$(22)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$41,851	$ —	$41,851
U.S. Government Securities	1,173	—	1,173
Money Market Mutual Fund	1,695	1,695	—
Total Assets	44,719	1,695	43,024
Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swap	(44)	—	(44)
Total Investments	$44,675	$1,695	$42,980
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.1%
Collateralized Loan Obligation—0.1%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 10.077%, 1/15/31(1)(2)	$ 3,000	$ 2,650
Total Asset-Backed Security (Identified Cost $2,946)		2,650

Corporate Bonds and Notes—1.3%
Communication Services—0.3%
Altice Luxembourg S.A.
144A 7.625%, 2/15/25(1)	3,000	2,822
144A 10.500%, 5/15/27(1)	4,800	4,932
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	6,000	5,805
		13,559

Consumer Discretionary—0.0%
Motors Liquidation Co. Escrow
8.375%, 7/15/33(3)	10,000	—
7.200%, 1/15/49(3)	10,000	—
		—

Consumer Staples—0.1%
Rite Aid Corp. 144A 6.125%, 4/1/23(1)	2,000	1,687
Energy—0.7%
California Resources Corp. 144A 8.000%, 12/15/22(1)	8,000	6,030
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(4)	20,483	20,176
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	3,000	2,804
		29,010

Financials—0.0%
Ditech Holding Corp. 9.000%, 12/31/24(4)(5)	1,886	— (6)
Real Estate—0.2%
Hill Street Properties LLC
0.000%, 2/5/24(4)	3,333	3,316
0.000%, 2/5/24(4)	5,555	5,562
		8,878

Utilities—0.0%
Talen Energy Supply LLC 6.500%, 6/1/25	1,800	1,508
Total Corporate Bonds and Notes (Identified Cost $58,580)		54,642

	Par Value	Value

Leveraged Loans(2)—93.0%
Aerospace—2.8%
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 4.412%, 10/10/21	$ 6,430	$ 6,404
2017, Tranche B (1 month LIBOR + 2.000%) 4.402%, 4/28/23	11,566	11,396
2017, Tranche B (1 month LIBOR + 2.000%) 4.394%, 12/14/23	17,164	16,885
2018 (3 month LIBOR + 1.750%) 4.061%, 6/27/25	6,508	6,326
Ducommun, Inc. Tranche B (3 month LIBOR + 4.000%) 6.371%, 11/21/25	8,085	8,115
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 0.000%, 1/22/25(7)	1,824	1,767
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 4.152%, 10/31/25	8,068	8,010
TransDigm, Inc.
2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	23,488	22,920
2018, Tranche F (3 month LIBOR + 2.500%) 4.830%, 6/9/23	18,280	17,931
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 6.340%, 4/30/25	14,131	14,096
Second Lien (3 month LIBOR + 7.750%) 10.340%, 4/30/26	4,635	4,606
		118,456

Chemicals—7.5%
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 5.330%, 1/31/24	7,266	7,097
ASP Chromaflo Intermediate Holdings, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.402%, 11/18/24	808	796
Tranche B-1 (1 month LIBOR + 3.500%) 5.902%, 11/20/23	1,013	984
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 5.902%, 11/20/23	1,318	1,280
Chemours Co. (The) Tranche B-2 (1 month LIBOR + 1.750%) 4.160%, 4/3/25	6,512	6,315
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 4.901%, 5/7/25	9,803	9,533
Cyanco Intermediate 2 Corp. First Lien (1 month LIBOR + 3.500%) 5.902%, 3/16/25	4,397	4,379
Element Solutions, Inc. (1 month LIBOR + 2.250%) 4.652%, 1/30/26	7,507	7,477
Emerald Performance Materials LLC Second Lien (1 month LIBOR + 7.750%) 10.152%, 8/1/22	12,901	12,633
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 4.580%, 2/14/24	5,332	5,285
Tranche B-2 (3 month LIBOR + 2.250%) 4.580%, 2/14/24	2,814	2,789
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Tranche B-3 (3 month LIBOR + 2.250%) 5.580%, 2/14/24	$ 2,362	$ 2,341
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 0.000%, 8/7/24(7)	15,668	15,610
H.B. Fuller Co. (1 month LIBOR + 2.000%) 4.383%, 10/20/24	24,276	23,835
Ineos Styrolution US Holding LLC 2024 (3 month LIBOR + 2.000%) 4.330%, 3/29/24	7,298	7,243
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.402%, 4/1/24	62,336	61,451
Invictus US LLC
First Lien (3 month LIBOR + 3.000%) 5.522%, 3/28/25	2,464	2,436
Second Lien (3 month LIBOR + 6.750%) 9.272%, 3/28/26	845	831
Kraton Polymers LLC 2018 (1 month LIBOR + 2.500%) 4.902%, 3/8/25	6,689	6,663
Messer Industries LLC (3 month LIBOR + 2.500%) 4.830%, 3/1/26	3,616	3,564
Minerals Technologies, Inc.
Tranche B-1 (3 month LIBOR + 2.250%) 4.650%, 2/14/24	6,894	6,876
Tranche B-2 4.750%, 5/7/21	12,774	12,742
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.902%, 2/14/24	6,419	6,407
Oxea Corp. Tranche B-2 (3 month LIBOR + 3.500%) 6.125%, 10/14/24	5,760	5,742
PQ Corp. Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 2/8/25(7)	19,413	19,313
Starfruit Finco B.V. (1 month LIBOR + 3.250%) 5.669%, 10/1/25	40,668	39,973
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 4.402%, 9/6/24	8,993	8,884
Tronox Finance LLC First Lien (3 month LIBOR + 3.000%) 5.374%, 9/23/24	16,697	16,515
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 5.958%, 10/28/24	7,386	7,285
Second Lien (3 month LIBOR + 8.250%) 10.580%, 10/27/25	7,470	7,097
Venator Materials LLC (3 month LIBOR + 3.000%) 5.524%, 8/8/24	5,753	5,676
		319,052

Consumer Non-Durables—0.4%
ABG Intermediate Holdings 2 LLC First Lien (1 month LIBOR + 3.500%) 5.902%, 9/27/24	3,286	3,204
Coty, Inc. Tranche A (1 month LIBOR + 2.000%) 4.419%, 4/5/23	13,982	13,510
		16,714

Energy—3.9%
Apergy Corp. (3 month PRIME + 1.500%) 4.938%, 5/9/25	4,813	4,795
	Par Value	Value

Energy—continued
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 9.402%, 5/27/24	$ 8,330	$ 8,205
BCP Raptor II LLC (1 month LIBOR + 4.750%) 0.000%, 11/3/25(7)	3,790	3,597
BCP Raptor LLC (1 month LIBOR + 4.250%) 6.652%, 6/24/24	9,972	9,449
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.460%, 1/29/24	12,490	12,240
California Resources Corp.
(1 month LIBOR + 10.375%) 12.777%, 12/31/21	12,350	12,511
(1 month LIBOR + 4.750%) 7.152%, 12/31/22	5,840	5,573
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.920%, 3/6/23	18,770	18,348
EMG Utica LLC (3 month LIBOR + 3.750%) 0.000%, 3/27/20(7)	12,554	12,507
FTS International, Inc. (1 month LIBOR + 4.750%) 7.152%, 4/16/21	7,211	7,191
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.402%, 3/1/24	6,258	3,191
HGIM Corp. (3 month LIBOR + 6.000%) 8.743%, 7/3/23	7,128	6,783
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.080%, 2/28/23	12,642	9,459
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 6.188%, 5/26/25	9,655	9,510
McDermott International, Inc. (1 month LIBOR + 5.000%) 7.402%, 5/12/25	27,122	26,652
Osum Production Corp. 2022 (3 month LIBOR + 9.500%) 11.830%, 7/31/22	6,133	5,642
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 6.130%, 12/16/20(5)	6,050	3,449
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 6.130%, 12/16/20(5)	842	480
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 6.130%, 12/16/20(5)	314	179
Woodford Express LLC (1 month LIBOR + 5.000%) 7.402%, 1/27/25	8,225	8,068
		167,829

Financial—6.4%
Advisor Group, Inc. (1 month LIBOR + 3.750%) 6.152%, 8/15/25	3,192	3,188
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 4/3/24(7)	10,464	10,259
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.902%, 8/4/25	36,590	37,070
Tranche B-4 (1 month LIBOR + 3.000%) 0.000%, 8/4/22(7)	33,753	33,656
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Financial—continued
Tranche B-6 (1 month LIBOR + 3.000%) 5.402%, 11/3/23	$ 30,571	$ 30,494
Cetera Financial Group, Inc.
First Lien (1 month LIBOR + 4.250%) 0.000%, 10/1/25(7)	17,484	17,025
Second Lien (1 month LIBOR + 8.250%) 10.652%, 10/1/26	5,930	5,782
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(4)(5)	23,487	8,221
Ellie Mae, Inc. First Lien (3 month LIBOR + 4.000%) 0.000%, 4/17/26(7)	840	836
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 5.660%, 12/22/23	4,913	4,893
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.402%, 12/27/22	7,724	7,707
First Eagle Holdings, Inc. (3 month LIBOR + 2.750%) 5.080%, 12/2/24	6,467	6,446
Franklin Square Holdings LP (1 month LIBOR + 2.500%) 4.938%, 8/1/25	5,598	5,598
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 4.104%, 2/7/22	31,767	30,973
iStar, Inc. (1 month LIBOR + 2.750%) 5.152%, 6/28/23	26,239	26,174
Jane Street Group LLC (1 month LIBOR + 3.000%) 5.402%, 8/25/22	2,447	2,430
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 5.652%, 11/29/24	7,243	6,900
Second Lien (1 month LIBOR + 7.250%) 9.652%, 12/1/25	1,070	1,032
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 0.000%, 10/1/25(7)	18,359	17,791
Russell Investments US Institutional Holdco, Inc. (1 month LIBOR + 3.250%) 5.652%, 6/1/23	4,338	4,292
VFH Parent LLC (3 month LIBOR + 3.500%) 6.044%, 3/1/26	10,276	10,288
		271,055

Food / Tobacco—2.6%
Aramark Intermediate HoldCo Corp. Tranche B-3 (3 month LIBOR + 1.750%) 4.080%, 3/11/25	5,181	5,159
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 2/16/24	49,929	49,513
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.152%, 3/31/25	3,245	3,214
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.902%, 5/1/26	9,975	9,950
K-Mac Holdings Corp. Second Lien (1 month LIBOR + 6.750%) 9.152%, 3/16/26	1,680	1,667
NPC International, Inc. Second Lien (1 month LIBOR + 7.500%) 9.939%, 4/18/25	1,265	750
	Par Value	Value

Food / Tobacco—continued
Panera Bread Co. (1 month LIBOR + 1.750%) 4.188%, 6/13/22	$ 41,329	$ 40,469
		110,722

Food and Drug—0.1%
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 6.652%, 10/22/25	6,458	5,395
Forest Prod / Containers—0.7%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(7)	4,500	4,467
BWay Holding Co. (3 month LIBOR + 3.250%) 5.854%, 4/3/24	16,758	16,165
Flex Acquisition Co., Inc. (1 month LIBOR + 3.000%) 5.440%, 12/29/23	4,252	4,034
ProAmpac PG Borrower LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 11/20/23(7)	3,311	3,172
		27,838

Gaming / Leisure—6.0%
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.342%, 10/19/24	24,259	24,032
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.152%, 12/23/24	12,054	11,841
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 4.402%, 10/7/24	11,664	11,559
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.652%, 4/18/24	12,829	12,769
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.688%, 4/17/24	8,717	8,676
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 4.402%, 8/30/23	7,255	7,242
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 0.000%, 5/9/24(7)	13,634	13,599
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%) 4.402%, 11/30/23	14,511	14,473
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 3.902%, 4/29/21	32,061	31,780
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 5.410%, 10/21/24	5,264	5,238
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.250%) 0.000%, 3/29/24(7)	4,372	4,352
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(7)	42,052	42,052
Las Vegas Sands LLC Tranche B (1 month LIBOR + 1.750%) 4.152%, 3/27/25	29,735	29,488
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.150%, 4/29/24	6,531	6,242
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.910%, 6/8/23	5,945	5,914
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
VICI Properties LLC Tranche B (1 month LIBOR + 2.000%) 4.404%, 12/20/24	$ 19,561	$ 19,317
Wynn Resorts Ltd. (1 month LIBOR + 2.250%) 4.690%, 10/30/24	8,868	8,788
		257,362

Healthcare—7.2%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.902%, 6/30/25	9,157	9,180
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 0.000%, 5/4/25(7)	5,642	5,594
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 0.000%, 6/2/25(7)	9,224	9,219
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 0.000%, 3/1/24(7)	35,921	35,621
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 0.000%, 6/7/23(7)	6,648	6,602
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 4.580%, 10/31/23	6,404	6,371
Diplomat Pharmacy, Inc. Tranche B (1 month LIBOR + 4.500%) 6.910%, 12/20/24	1,348	1,233
Endo Luxembourg Finance Co. S.a.r.l. (1 month LIBOR + 4.250%) 6.688%, 4/29/24	15,127	14,169
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.152%, 10/10/25	8,706	7,672
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.080%, 5/2/23	5,119	5,087
Gentiva Health Services, Inc.
First Lien (3 month LIBOR + 3.750%) 6.188%, 7/2/25	11,732	11,732
Second Lien (3 month PRIME + 6.000%) 11.500%, 7/2/26	2,110	2,131
Greatbatch Ltd.
2017, Tranche B (1 month LIBOR + 3.000%) 5.420%, 10/27/22	3,253	3,255
Tranche A (1 month LIBOR + 2.500%) 4.910%, 10/27/21	4,345	4,334
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 4.635%, 1/31/25	16,507	16,452
HCA, Inc. Tranche B-10 (3 month LIBOR + 2.000%) 4.330%, 3/13/25	27,120	27,124
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 7.090%, 12/19/22	13,492	12,098
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	17,167	17,056
IQVIA, Inc. Tranche B-1 (3 month LIBOR + 2.000%) 4.330%, 3/7/24	2,162	2,157
Kindred Healthcare, Inc. (1 month LIBOR + 5.000%) 7.438%, 7/2/25	9,960	9,810
Lannett Co., Inc. Tranche A (1 month LIBOR + 5.000%) 7.439%, 11/25/20	21,025	20,709
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 6.940%, 5/2/25	9,406	7,732
	Par Value	Value

Healthcare—continued
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	$ 7,512	$ 7,463
RPI Finance Trust
Tranche A-4 (1 month LIBOR + 1.500%) 3.902%, 5/4/22	9,734	9,722
Tranche B-6 (1 month LIBOR + 2.000%) 4.402%, 3/27/23	34,494	34,516
Syneos Health, Inc. Tranche B (1 month LIBOR + 2.000%) 4.402%, 8/1/24	4,807	4,789
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 5.152%, 2/6/24	8,467	7,483
Zotec Partners LLC (1 month LIBOR + 5.000%) 0.000%, 2/14/24(7)	6,666	6,650
		305,961

Housing—5.3%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.402%, 10/31/23	11,579	11,401
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 2.250%) 4.652%, 8/28/23	6,833	6,624
Tranche B (1 month LIBOR + 2.500%) 4.902%, 8/27/25	66,507	64,852
Canam Steel Corp. (1 month LIBOR + 5.000%) 7.402%, 7/1/24	12,197	11,709
Capital Automotive LP
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.410%, 3/24/25	37,441	37,464
Tranche B-2 (1 month LIBOR + 2.500%) 4.910%, 3/25/24	35,639	35,142
DTZ US Borrower LLC (1 month LIBOR + 3.250%) 5.652%, 8/21/25	22,440	22,338
Forest City Enterprises LP (1 month LIBOR + 4.000%) 6.402%, 12/8/25	5,414	5,428
Installed Building Products, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 4.902%, 4/15/25	7,893	7,774
Realogy Group LLC Tranche A (1 month LIBOR + 2.250%) 4.633%, 2/8/23	16,910	16,508
Summit Materials LLC (1 month LIBOR + 2.000%) 4.402%, 11/21/24	7,075	7,030
		226,270

Information Technology—7.0%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 5.330%, 9/19/24	5,358	5,307
Avaya, Inc. Tranche B (1 month LIBOR + 4.250%) 6.651%, 12/15/24	22,820	21,793
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 2/12/25(7)	2,530	2,527
Brave Parent Holdings, Inc. (3 month LIBOR + 4.000%) 6.583%, 4/18/25	3,920	3,879
Ciena Corp. 2018 (1 month LIBOR + 2.000%) 0.000%, 9/26/25(7)	3,844	3,840
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	$ 52,529	$ 52,236
Digicert Holdings, Inc. First Lien (1 month LIBOR + 4.000%) 6.402%, 10/31/24	3,348	3,331
DigiCert Holdings, Inc. Second Lien (1 month LIBOR + 8.000%) 10.402%, 10/31/25	3,392	3,358
Dynatrace LLC First Lien (1 month LIBOR + 3.000%) 5.402%, 8/22/25	5,010	4,996
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 6.271%, 2/9/23	11,971	11,874
Ensono LP First Lien (1 month LIBOR + 5.250%) 7.652%, 6/27/25	4,439	4,415
Gigamon, Inc. First Lien (1 month LIBOR + 4.250%) 6.652%, 12/27/24	5,265	5,107
Help Systems Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 6.080%, 3/28/25	9,469	9,386
Internap Corp. (1 month LIBOR + 7.000%) 9.400%, 4/6/22	6,233	5,438
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 4.152%, 1/2/26	8,280	8,032
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 7.902%, 2/28/24	4,851	4,851
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.250%) 4.652%, 11/19/21	6,778	6,696
Tranche B-3 (1 month LIBOR + 2.500%) 4.902%, 6/21/24	1,320	1,292
Mavenir Systems, Inc. (1 month LIBOR + 6.000%) 8.420%, 5/8/25	9,044	8,987
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.500%) 4.894%, 5/12/24	2,511	2,480
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 6.152%, 9/30/24	10,696	10,674
Microchip Technology, Inc. (1 month LIBOR + 2.000%) 4.410%, 5/29/25	2,013	2,000
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 5.830%, 8/1/24	9,539	8,746
Second Lien (3 month LIBOR + 7.250%) 9.829%, 8/1/25	1,620	1,339
Presidio Holdings, Inc. Tranche B (1 month LIBOR + 2.750%) 5.339%, 2/2/24	8,253	8,215
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.576%, 11/3/23	10,846	9,995
Salient CRGT, Inc. (1 month LIBOR + 6.000%) 8.402%, 2/28/22	7,775	7,425
SCS Holdings I, Inc. Tranche B, First Lien (1 month LIBOR + 4.250%) 6.652%, 10/30/22	6,268	6,291
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 4.902%, 6/21/24	8,912	8,723
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 5.152%, 2/5/24	10,792	10,732
	Par Value	Value

Information Technology—continued
SS&C Technologies, Inc.
2017, Tranche B-1 (1 month LIBOR + 2.250%) 4.652%, 7/8/22	$ 1,749	$ 1,746
Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	3,506	3,490
Tranche B-4 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	2,404	2,394
SuperMoose Borrower LLC First Lien (1 month LIBOR + 3.750%) 6.152%, 8/29/25	7,497	7,397
Symantec Corp. Tranche A-5 (1 month LIBOR + 1.750%) 4.160%, 8/1/21	7,096	7,060
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 6.152%, 5/6/24	6,188	5,711
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 6.902%, 8/27/25	6,615	6,218
Vertiv Group Corp. Tranche B (3 month LIBOR + 4.000%) 6.330%, 11/30/23	13,441	12,769
Western Digital Corp. Tranche B-4 (1 month LIBOR + 1.750%) 4.152%, 4/29/23	8,179	8,001
		298,751

Manufacturing—1.5%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.330%, 8/23/23	9,009	9,032
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 5.853%, 6/30/24	10,857	7,641
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 4.330%, 5/18/24	5,078	5,031
CPM Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 0.000%, 11/17/25(7)	4,841	4,772
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 5.580%, 1/28/22	7,250	6,978
Excelitas Technologies Corp.
First Lien (3 month LIBOR + 3.500%) 5.830%, 12/2/24	2,467	2,457
Second Lien (3 month LIBOR + 7.500%) 10.096%, 12/1/25	1,260	1,258
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 5.152%, 4/1/24	21,304	21,154
TecoStar Holdings, Inc. 2017, First Lien (1 month LIBOR + 3.500%) 5.911%, 5/1/24	7,411	7,365
		65,688

Media / Telecom - Broadcasting—1.9%
CBS Radio, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 5.152%, 11/18/24	4,814	4,804
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 4.931%, 1/2/26	15,029	15,007
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Mission Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.690%, 1/17/24	$ 2,501	$ 2,479
Nexstar Broadcasting, Inc.
Tranche A-4 (1 month LIBOR + 1.500%) 3.940%, 10/26/23	9,549	9,438
Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 1/17/24	12,523	12,411
Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 6/19/26(7)	3,320	3,308
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.000%) 7.470%, 11/2/22	3,851	3,817
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.402%, 12/27/20	1,038	1,036
Tranche C (1 month LIBOR + 3.000%) 5.402%, 1/26/24	12,932	12,902
Univision Communications, Inc. 2017, First Lien (1 month LIBOR + 2.750%) 5.152%, 3/15/24	18,408	17,504
WXXA-TV LLC Tranche A-4 (1 month LIBOR + 1.500%) 3.940%, 10/20/23	264	261
		82,967

Media / Telecom - Cable/Wireless Video—9.6%
Charter Communications Operating LLC Tranche B (3 month LIBOR + 2.000%) 0.000%, 4/30/25(7)	74,092	73,981
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.250%) 4.652%, 1/3/25	21,008	20,786
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 0.000%, 2/2/26(7)	33,409	33,451
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.644%, 7/17/25	15,337	15,073
2018 (1 month LIBOR + 2.500%) 4.894%, 1/25/26	5,762	5,679
Intelsat Jackson Holdings S.A.
Tranche B-3 (1 month LIBOR + 3.750%) 6.154%, 11/27/23	29,715	29,381
Tranche B-4 (1 month LIBOR + 4.500%) 6.180%, 1/2/24	2,980	2,986
Liberty Cablevision of Puerto Rico LLC
Second Lien (1 month LIBOR + 6.750%) 9.144%, 7/7/23	4,029	3,989
Tranche B, First Lien (1 month LIBOR + 3.500%) 5.894%, 1/7/22	19,931	19,831
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%) 4.140%, 2/15/24	7,563	7,499
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.402%, 2/1/24	10,121	9,875
Telenet Financing LLC (1 month LIBOR + 2.250%) 4.644%, 8/15/26	17,050	16,855
Unitymedia Finance LLC Tranche D, First Lien (1 month LIBOR + 2.250%) 4.644%, 1/15/26	7,435	7,413
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
UnityMedia Hessen GmbH & Co. KG Tranche B (1 month LIBOR + 2.250%) 4.644%, 9/30/25	$ 24,955	$ 24,872
Virgin Media Bristol LLC Tranche K, (1 month LIBOR + 2.500%) 4.894%, 1/15/26	34,345	34,196
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 5.654%, 8/18/23	28,806	28,100
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.894%, 4/15/25	79,360	77,682
		411,649

Media / Telecom - Diversified Media—6.8%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 4.152%, 6/14/22	12,982	12,861
AP NMT Acquisition B.V. Tranche B, First Lien (3 month LIBOR + 5.750%) 8.350%, 8/13/21	17,088	16,938
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.652%, 2/28/25	16,219	15,940
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%) 8.083%, 2/28/20	17,254	15,356
Formula One Management Ltd. Tranche B-3 (1 month LIBOR + 2.500%) 4.902%, 2/1/24	3,087	3,012
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 7.080%, 11/3/23	107,986	93,048
Lamar Media Corp. Tranche B (3 month LIBOR + 1.750%) 4.125%, 3/14/25	6,379	6,379
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 2.000%) 4.152%, 3/22/23	9,826	9,748
Tranche B (1 month LIBOR + 2.250%) 4.652%, 3/24/25	19,967	19,809
Merrill Communications LLC (3 month LIBOR + 5.250%) 7.833%, 6/1/22	4,702	4,726
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 6.152%, 9/15/24	15,629	15,336
Tranche B, Second Lien (1 month LIBOR + 7.500%) 9.902%, 9/15/25	1,695	1,695
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.412%, 10/4/23	15,915	15,750
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 4.910%, 7/2/21	3,211	3,136
RR Donnelley & Sons Co. Tranche B (1 month LIBOR + 5.000%) 7.402%, 1/15/24	6,338	6,267
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.160%, 5/19/25	$ 51,802	$ 49,902
		289,903

Media / Telecom - Telecommunications—6.4%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 5.144%, 7/15/25	11,177	10,580
2017 (1 month LIBOR + 2.750%) 5.144%, 1/31/26	13,012	12,321
Altice France S.A. Tranche B-13 (1 month LIBOR + 4.000%) 0.000%, 8/14/26(7)	21,168	20,692
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.152%, 1/31/25	50,327	49,097
Colorado Buyer, Inc.
First Lien (1 month LIBOR + 3.000%) 5.420%, 5/1/24	2,297	2,129
Second Lien (1 month LIBOR + 7.250%) 9.670%, 5/1/25	2,400	2,074
Gannett Co., Inc.
(3 month PRIME + 1.000%) 1.558%, 6/29/20(4)	1,350	1,323
(3 month PRIME + 1.000%) 1.558%, 6/29/20(4)(8)	3,650	3,577
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.652%, 2/22/24	67,125	66,554
Neustar, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.402%, 8/8/25	2,539	2,404
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.902%, 8/8/24	8,788	8,502
New LightSquared LLC
(3 month LIBOR + 8.750%) 11.222%, 6/15/20	9,751	7,265
Second Lien (3 month LIBOR + 12.500%) 14.980%, 12/7/20	3,284	900
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 5.152%, 7/31/25	34,545	32,830
Tranche B-12 (1 month LIBOR + 3.688%) 6.082%, 1/31/26	23,381	22,621
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.522%, 10/10/24	14,120	13,155
Tranche B-1 (3 month LIBOR + 3.500%) 6.022%, 10/10/24	5,747	5,273
Zacapa LLC (3 month LIBOR + 5.000%) 7.330%, 7/2/25	9,037	9,074
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 0.000%, 1/19/24(7)	3,999	3,995
		274,366

Media / Telecom - Wireless Communications—0.5%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.938%, 2/2/24	22,438	22,074
	Par Value	Value

Metals / Minerals—2.9%
American Rock Salt Co. LLC 2018 (1 month LIBOR + 3.750%) 6.152%, 3/21/25	$ 4,410	$ 4,393
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 5.070%, 12/22/23	20,735	20,644
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 9.500%) 12.090%, 2/17/22	18,459	12,621
CNX Resources Corp. Tranche B (1 month LIBOR + 4.500%) 6.910%, 9/27/24	6,254	6,231
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.598%, 6/1/25	12,618	10,139
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.902%, 2/12/25	29,275	28,690
Metallurg, Inc. (1 month LIBOR + 3.000%) 5.402%, 2/1/25	8,297	8,225
TMS International Corp. Tranche B-2 (3 month LIBOR + 2.750%) 5.264%, 8/14/24	4,510	4,460
U.S. Silica Co.
(1 month LIBOR + 4.000%) 6.438%, 5/1/25	19,271	18,067
(3 month LIBOR + 0.500%) 0.500%, 5/1/23(4)(8)	2,250	2,039
Zekelman Industries, Inc. (1 month LIBOR + 2.250%) 4.652%, 6/14/21	7,043	7,022
		122,531

Retail—1.2%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 6.938%, 8/19/22	3,274	2,122
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.402%, 9/25/24	7,433	7,087
Belk, Inc. (3 month LIBOR + 4.750%) 7.285%, 12/12/22	10,147	8,170
CWGS Group LLC (1 month LIBOR + 2.750%) 5.190%, 11/8/23	7,255	6,675
Hudsons Bay Co. Tranche B (1 month LIBOR + 3.250%) 5.690%, 9/30/22	4,637	4,629
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.771%, 6/23/23	16,132	14,008
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.421%, 10/25/23	8,294	7,085
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%) 5.833%, 1/26/23	2,992	2,313
		52,089

Service—5.7%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 5.402%, 4/9/25	5,544	5,537
AECOM Tranche B (1 month LIBOR + 1.750%) 4.152%, 2/21/25	5,073	5,048
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 9.060%, 12/8/21	$ 2,397	$ 1,354
Ascend Learning LLC (1 month LIBOR + 3.000%) 5.402%, 7/12/24	6,561	6,456
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.902%, 12/7/23	9,226	9,007
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 0.000%, 2/3/25(7)	4,761	4,594
Second Lien (1 month LIBOR + 6.750%) 9.152%, 2/2/26	845	811
Edelman Financial Center LLC (The) First Lien (1 month LIBOR + 3.250%) 5.644%, 7/21/25	6,371	6,345
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 8.849%, 7/12/23	7,005	5,928
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.402%, 5/30/25	10,591	10,410
Global Payments, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 4.152%, 10/17/25	4,169	4,160
iQor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 7.592%, 4/1/21	23,924	23,256
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.500%) 6.351%, 5/23/25	6,999	6,890
Second Lien (3 month LIBOR + 7.500%) 10.101%, 9/30/19	3,375	3,291
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.250%) 5.652%, 1/3/25	11,924	11,758
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 3.000%) 5.424%, 5/1/25	7,796	7,679
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.152%, 5/2/22	7,850	7,792
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.402%, 11/8/24	31,964	31,849
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.652%, 12/31/25	16,343	16,095
SGS Cayman LP (3 month LIBOR + 5.375%) 7.705%, 4/23/21	2,877	2,845
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.910%, 7/17/25	5,111	5,104
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.705%, 4/23/21	12,363	12,224
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.402%, 5/1/24	13,494	13,429
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	5,150	5,036
Second Lien (1 month LIBOR + 8.000%) 10.410%, 2/1/24	2,172	2,129
	Par Value	Value

Service—continued
Trans Union LLC
2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.402%, 4/10/23	$ 5,828	$ 5,814
2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.402%, 6/19/25	4,881	4,865
Travelport Finance Luxembourg S.a.r.l. (3 month LIBOR + 5.000%) 7.541%, 5/29/26	4,873	4,574
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 5.902%, 2/6/26	5,222	5,202
Ventia Deco LLC 2017, Tranche B (3 month LIBOR + 3.500%) 5.842%, 5/20/22	2,889	2,884
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 7.350%, 11/29/24	9,059	8,885
		241,251

Transportation - Automotive—1.9%
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.721%, 4/6/24	9,928	9,702
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 4.000%) 6.402%, 5/22/25	4,950	4,826
Dana, Inc. Tranche B (1 month LIBOR + 2.250%) 4.652%, 2/27/26	5,741	5,724
DexKo Global, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 5.902%, 7/24/24	4,949	4,925
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 7.583%, 10/24/25	4,169	4,044
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.910%, 11/6/24	9,060	9,029
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 6.402%, 5/22/24	7,939	7,502
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 5.402%, 10/1/25	15,766	14,532
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 5.188%, 3/7/24	10,086	9,783
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 4.650%, 3/18/22	10,388	10,369
		80,436

Transportation - Land Transportation—0.4%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 7.402%, 2/27/24	7,545	7,524
Savage Enterprises LLC (1 month LIBOR + 4.500%) 6.920%, 8/1/25	8,663	8,669
		16,193

Transportation - Shipping—0.3%
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 11.152%, 11/12/20	2,887	1,928
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Transportation - Shipping—continued
Hornblower Sub LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.830%, 4/25/25	$ 2,204	$ 2,202
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 6.890%, 6/18/20	6,112	5,997
REP WWEX Acquisition Parent LLC First Lien (6 month LIBOR + 4.000%) 6.200%, 2/5/24	3,320	3,291
		13,418

Utility—4.0%
AES Corp. 2018 (3 month LIBOR + 1.750%) 4.272%, 5/31/22	12,486	12,458
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.500%) 5.902%, 8/1/25	19,417	19,369
Second Lien (1 month LIBOR + 6.750%) 9.152%, 8/3/26	3,204	3,239
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.902%, 1/15/25	10,754	10,663
Calpine Corp.
2015 (3 month LIBOR + 2.500%) 4.830%, 1/15/24	5,432	5,400
2016 (3 month LIBOR + 2.500%) 4.830%, 5/31/23	5,102	5,080
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 6.152%, 10/2/23	14,215	14,180
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.500%) 5.902%, 8/28/25	6,273	6,296
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 8.590%, 4/13/21	9,967	8,640
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.330%, 10/18/22	15,881	15,722
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 8.402%, 5/13/22	8,593	8,464
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.402%, 4/15/24	15,454	15,440
Tranche B (3 month LIBOR + 3.750%) 0.000%, 6/26/26(7)	4,100	4,074
Tranche B-1 (1 month LIBOR + 4.000%) 6.402%, 7/15/23	4,858	4,853
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%) 4.402%, 8/4/23	11,789	11,767
2018 (1 month LIBOR + 2.000%) 4.397%, 12/31/25	24,301	24,261
		169,906

Total Leveraged Loans (Identified Cost $4,082,175)		3,967,876

	Shares	Value
Convertible Preferred Stock—0.0%
Financials—0.0%
Ditech Holding Corp.(4)(9)	742	$ —(6)
Total Convertible Preferred Stock (Identified Cost $853)		— (6)

Preferred Stocks—0.0%
Energy—0.0%
Templar Energy LLC Class A, 0.000%(4)(9)	8,569	—
Financials—0.0%
GMAC Capital Trust I Series 2, 8.303%	34,000	888
Total Preferred Stocks (Identified Cost $908)		888

Common Stocks—0.8%
Consumer Discretionary—0.4%
Caesars Entertainment Corp.(9)	767,654	9,074
TRU Kids, Inc.(4)(9)	2,073	9,328
Wayne Services Legacy, Inc. (3)(9)	2,073	—
		18,402

Energy—0.0%
Templar Energy LLC Class A(4)(9)	1,608,573	1,206
Industrials—0.0%
HGIM Corp.(4)(9)	91,679	1,284
Information Technology—0.3%
Avaya Holdings Corp.(9)	1,101,677	13,121
Real Estate—0.1%
Hill Street Properties(4)(9)	82,213	2,220
Total Common Stocks (Identified Cost $92,979)		36,233

Right—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(9)	410,667	315
Total Right (Identified Cost $554)		315

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(9)	139,986	—
Total Warrant (Identified Cost $1)		—

Total Long-Term Investments—95.2% (Identified Cost $4,238,996)		4,062,604

See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Value

TOTAL INVESTMENTS—95.2% (Identified Cost $4,238,996)	$4,062,604
Other assets and liabilities, net—4.8%	205,898
NET ASSETS—100.0%	$4,268,502

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $26,730 or 0.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Amount is less than $500.
(7)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Non-income producing.

Country Weightings†
United States	88%
Luxembourg	3
Canada	2
France	2
Netherlands	1
Cayman Islands	1
Australia	1
Other	2
Total	100%
† % of total investments as of June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 2,650	$ —	$ 2,650	$ —
Corporate Bonds and Notes	54,642	—	25,588	29,054
Leveraged Loans	3,967,876	—	3,952,716	15,160
Equity Securities:
Common Stocks	36,233	22,195	—	14,038
Preferred Stocks	888	888	—	—
Right	315	—	315	—
Convertible Preferred Stock	— (1)	—	—	— (1)
Warrant	—	—	—	—
Total Investments	$4,062,604	$23,083	$3,981,269	$58,252

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $315 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $10,260 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Right	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2018:	$ 44,847	$ 25,372	$ 15,047	$ 4,115	$ 21	$ 292	$ —
Accrued discount/(premium)	19	19	—	—	—	—	—
Realized gain (loss)	10	8	2	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	(866)	132	641	(1,641)	(21)	23	—
Purchases	27,210	15,646	—	11,564	—	—	—
Sales (b)	(22,913)	(12,123)	(10,790)	—	—	—	—
Transfers into Level 3(c)	10,260	— (d)	10,260	—	—	—	— (d)
Transfers from Level 3(c)	(315)	—	—	—	—	(315)	—
Balance as of June 30, 2019	$ 58,252	$29,054 (e)	$ 15,160	$14,038 (e)	$ —	$ —	$— (d)
(a) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $(13,454).
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of June 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(d) Amount is less than $500.
(e) Includes internally fair valued security currently priced at $0.
See Notes to Financial Statements.

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.8%
Alabama—4.6%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$1,000	$ 1,189
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,182
		2,371

California—17.1%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,414
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50	1,750	1,913
California, State of,
General Obligation 5.000%, 9/1/30	1,000	1,078
General Obligation 5.000%, 4/1/23	1,000	1,138
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	605
5.000%, 9/1/29	405	488
San Mateo Foster City Public Financing Authority Revenue 5.000%, 8/1/38	1,000	1,258
		8,894

District of Columbia—2.4%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,216
Florida—2.3%
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,215
Georgia—7.2%
Atlanta, City of, Water & Wastewater Revenue
5.000%, 11/1/33(2)	1,000	1,173
5.000%, 11/1/35	1,000	1,222
Fulton County Development Authority, Georgia Tech Athletic Association Revenue 5.750%, 10/1/36	1,250	1,337
		3,732

Louisiana—2.1%
Louisiana, State of, General Obligation 5.000%, 8/1/22	1,000	1,108
Maryland—5.5%
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	2,320	2,876
Massachusetts—3.6%
Commonwealth of Massachusetts, General Obligation 5.000%, 7/1/37	1,500	1,849
	Par Value	Value

Minnesota—2.3%
Minnesota, State of, General Obligation 5.000%, 8/1/29(2)	$1,000	$ 1,195
New Jersey—1.9%
New Jersey Higher Education Student Assistance Authority Revenue 3.250%, 12/1/39	1,000	1,001
New York—4.4%
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	1,000	1,154
New York City Water & Sewer System Revenue 4.000%, 6/15/40	1,000	1,124
		2,278

North Carolina—6.0%
Charlotte, City of, Government Facilities 1.890%, 6/1/33(3)	2,000	2,000
Charlotte, City of, Water & Sewer System Revenue 1.820%, 7/1/36(3)	100	100
North Carolina, State of, Build Revenue 5.000%, 5/1/22	900	993
		3,093

Ohio—2.5%
Ohio Water Development Authority 5.000%, 12/1/29	1,000	1,296
Oregon—7.0%
Oregon, State of, General Obligation 5.000%, 5/1/31	1,920	2,461
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,173
		3,634

Pennsylvania—1.0%
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Revenue 4.000%, 9/1/44	500	534
Tennessee—2.4%
Tennessee, State of, General Obligation 5.000%, 2/1/30	1,000	1,263
Texas—13.3%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,122
Forth Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,247
Hurst-Euless-Bedford Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/31	1,810	2,262
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	1,000	1,232
See Notes to Financial Statements.

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Texas—continued
Texas, State of, General Obligation 5.000%, 10/1/20(2)	$1,000	$ 1,046
		6,909

Washington—9.2%
Energy Northwest Revenue
5.000%, 7/1/33	2,000	2,444
5.000%, 7/1/34	2,000	2,339
		4,783

Total Municipal Bonds (Identified Cost $47,544)		49,247

Total Long-Term Investments—94.8% (Identified Cost $47,544)		49,247

	Shares
Short-Term Investment—11.4%
Money Market Mutual Fund—11.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.640%)(4)	5,935,750	5,936
Total Short-Term Investment (Identified Cost $5,936)		5,936

Value

TOTAL INVESTMENTS—106.2% (Identified Cost $53,480)	$55,183
Other assets and liabilities, net—(6.2)%	(3,228)
NET ASSETS—100.0%	$51,955

Abbreviation:
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2019, 8.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	All or a portion segregated as collateral for a delayed delivery transaction.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$49,247	$ —	$49,247
Money Market Mutual Fund	5,936	5,936	—
Total Investments	$55,183	$5,936	$49,247
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—90.5%
Communication Services—17.4%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$ 1,970	$ 2,019
Altice Luxembourg S.A.
144A 7.750%, 5/15/22(1)	200	203
144A 10.500%, 5/15/27(1)	3,700	3,802
C&W Senior Financing DAC
144A 7.500%, 10/15/26(1)	1,820	1,897
144A 6.875%, 9/15/27(1)	855	883
CCO Holdings LLC
5.250%, 9/30/22	410	416
5.750%, 9/1/23	505	516
5.750%, 1/15/24	1,494	1,527
144A 5.750%, 2/15/26(1)	2,785	2,921
144A 5.875%, 5/1/27(1)	2,370	2,500
CenturyLink, Inc.
6.750%, 12/1/23	1,855	2,001
7.500%, 4/1/24	310	343
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	1,899	1,614
Cogent Communications Group, Inc.
144A 5.625%, 4/15/21(1)	745	755
144A 5.375%, 3/1/22(1)	520	538
CSC Holdings LLC
5.250%, 6/1/24	2,072	2,152
144A 7.750%, 7/15/25(1)	755	817
144A 6.625%, 10/15/25(1)	680	728
144A 5.500%, 4/15/27(1)	1,570	1,649
144A 6.500%, 2/1/29(1)	780	851
DISH DBS Corp.
5.125%, 5/1/20	920	925
7.750%, 7/1/26	2,899	2,841
Intelsat Jackson Holdings S.A.
144A 9.500%, 9/30/22(1)	185	216
144A 9.750%, 7/15/25(1)	2,935	3,008
Level 3 Financing, Inc. 5.375%, 5/1/25	1,000	1,033
Level 3 Parent LLC 5.750%, 12/1/22	850	858
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	1,230	1,265
Netflix, Inc.
5.875%, 2/15/25	2,485	2,740
5.875%, 11/15/28	745	825
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	635	650
144A 5.500%, 7/1/29(1)	630	646
Sprint Capital Corp.
6.875%, 11/15/28	865	895
8.750%, 3/15/32	560	648
Sprint Communications, Inc.
11.500%, 11/15/21	1,690	1,952
9.250%, 4/15/22	285	329
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,421
T-Mobile USA, Inc.
6.000%, 4/15/24	3,060	3,190
6.500%, 1/15/26	925	1,000
5.375%, 4/15/27	640	685
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	849	821
	Par Value	Value
Communication Services—continued
Viacom, Inc. 6.250%, 2/28/57	$ 1,025	$ 1,061
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,540	1,567
Ziggo Bond Co. B.V. 144A 5.875%, 1/15/25(1)	950	960
		57,668

Consumer Discretionary—8.6%
Adient Global Holdings Ltd. 144A 4.875%, 8/15/26(1)	1,930	1,530
Asbury Automotive Group, Inc. 6.000%, 12/15/24	340	352
Boyd Gaming Corp. 6.000%, 8/15/26	1,510	1,587
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	171
Century Communities, Inc.
5.875%, 7/15/25	1,598	1,606
144A 6.750%, 6/1/27(1)	2,450	2,484
Dana, Inc. 6.000%, 9/15/23	740	757
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	680	605
Eldorado Resorts, Inc.
6.000%, 4/1/25	1,045	1,099
6.000%, 9/15/26	660	721
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	1,560	1,648
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	565	602
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	945	999
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	670	715
Lennar Corp. 5.875%, 11/15/24	1,255	1,376
MGM Resorts International
7.750%, 3/15/22	1,140	1,271
6.000%, 3/15/23	1,575	1,707
Motors Liquidation Co. Escrow
8.375%, 7/15/33(2)	36,800	—
7.200%, 1/15/49(2)	17,182	—
New Home Co., Inc. (The) 7.250%, 4/1/22	755	712
New Red Finance, Inc.
144A 4.625%, 1/15/22(1)	620	620
144A 5.000%, 10/15/25(1)	1,565	1,577
Penske Automotive Group, Inc. 5.375%, 12/1/24	915	940
Sears Holdings Corp. 8.000%, 12/15/19(3)(4)	3,560	89
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,698
Stars Group Holdings B.V. 144A 7.000%, 7/15/26(1)	520	550
TRI Pointe Group, Inc. 5.875%, 6/15/24	3,050	3,148
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(1)	$ 140	$ 138
		28,702

Consumer Staples—4.4%
Anheuser-Busch InBev Finance, Inc. 3.300%, 2/1/23	1,599	1,650
Avon International Capital plc 144A 6.500%, 8/15/22(1)	800	806
Constellation Brands, Inc. 4.250%, 5/1/23	3,174	3,376
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,665	1,728
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,390	2,426
144A 5.875%, 9/30/27(1)	785	813
Post Holdings, Inc. 144A 8.000%, 7/15/25(1)	825	883
Rite Aid Corp. 144A 6.125%, 4/1/23(1)	1,175	991
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,741	1,789
		14,462

Energy—13.5%
Apergy Corp. 6.375%, 5/1/26	770	776
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	1,165	1,063
California Resources Corp. 144A 8.000%, 12/15/22(1)	4,070	3,068
Chesapeake Energy Corp.
7.000%, 10/1/24	825	740
8.000%, 1/15/25	1,275	1,176
8.000%, 6/15/27	3,120	2,728
DCP Midstream Operating LP 5.125%, 5/15/29	585	601
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	1,440	1,368
Diamondback Energy, Inc. 5.375%, 5/31/25	1,783	1,872
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	820	850
Ensco Rowan plc 5.750%, 10/1/44	1,830	1,052
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	1,545	1,522
Enviva Partners LP 8.500%, 11/1/21	500	520
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	209	206
Halcon Resources Corp. 6.750%, 2/15/25	1,985	596
Hilcorp Energy I LP
144A 5.750%, 10/1/25(1)	3,330	3,338
144A 6.250%, 11/1/28(1)	1,855	1,867
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,890	1,767
MEG Energy Corp.
144A 6.375%, 1/30/23(1)	1,085	1,033
144A 6.500%, 1/15/25(1)	1,860	1,869
	Par Value	Value

Energy—continued
Montage Resources Corp. 8.875%, 7/15/23	$ 1,400	$ 1,179
Oceaneering International, Inc.
4.650%, 11/15/24	525	515
6.000%, 2/1/28	1,640	1,624
Parkland Fuel Corp. 144A 5.875%, 7/15/27(1)	1,200	1,216
Petrobras Global Finance B.V.
8.750%, 5/23/26	575	710
7.375%, 1/17/27	935	1,074
Pride International LLC 7.875%, 8/15/40	945	638
Rowan Cos., Inc.
4.875%, 6/1/22	920	848
5.850%, 1/15/44	880	510
SandRidge Energy, Inc. 8.125%, 10/15/22(2)	1,935	—
Shelf Drilling Holdings Ltd. 144A 8.250%, 2/15/25(1)	1,260	1,163
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,128	1,162
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	1,058	1,091
Transocean Sentry Ltd. 144A 5.375%, 5/15/23(1)	390	390
USA Compression Partners LP 6.875%, 4/1/26	940	994
Whiting Petroleum Corp. 6.625%, 1/15/26	1,690	1,630
WPX Energy, Inc.
8.250%, 8/1/23	735	838
5.250%, 9/15/24	815	833
5.750%, 6/1/26	345	357
		44,784

Financials—12.4%
Ally Financial, Inc.
7.500%, 9/15/20	3,755	3,952
4.250%, 4/15/21	3,430	3,503
Altice Finco S.A. 144A 8.125%, 1/15/24(1)	530	546
Credit Acceptance Corp.
7.375%, 3/15/23	690	717
144A 6.625%, 3/15/26(1)	3,220	3,385
Ditech Holding Corp. 9.000%, 12/31/24(3)(4)	1,687	— (5)
Ladder Capital Finance Holdings LLLP
144A 5.250%, 3/15/22(1)	825	841
144A 5.250%, 10/1/25(1)	1,220	1,223
MGIC Investment Corp. 5.750%, 8/15/23	1,415	1,535
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,095	2,137
144A 9.125%, 7/15/26(1)	2,545	2,583
Nationstar Mortgage LLC 6.500%, 7/1/21	1,671	1,674
Navient Corp. 8.000%, 3/25/20	2,545	2,634
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	1,225	1,023
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,121	1,994
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	$ 3,485	$ 3,588
144A 5.250%, 1/15/28(1)	1,245	1,239
Radian Group, Inc. 4.875%, 3/15/27	995	1,001
Springleaf Finance Corp. 6.625%, 1/15/28	1,762	1,850
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,505	2,279
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	2,235	2,158
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,210	1,254
		41,116

Health Care—8.3%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	639	644
144A 5.875%, 5/15/23(1)	947	958
144A 5.750%, 8/15/27(1)	2,225	2,339
Centene Corp.
5.625%, 2/15/21	1,495	1,523
144A 5.375%, 6/1/26(1)	950	999
DaVita, Inc.
5.750%, 8/15/22	1,405	1,419
5.000%, 5/1/25	3,500	3,455
Endo Dac 144A 6.000%, 2/1/25(1)	925	620
HCA Healthcare, Inc. 6.250%, 2/15/21	2,415	2,530
HCA, Inc.
6.500%, 2/15/20	1,115	1,141
5.875%, 3/15/22	3,005	3,283
7.500%, 11/15/95	455	480
IQVIA, Inc.
144A 5.000%, 10/15/26(1)	1,060	1,098
144A 5.000%, 5/15/27(1)	470	485
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,650	1,621
Teleflex, Inc. 5.250%, 6/15/24	708	727
Tenet Healthcare Corp. 4.750%, 6/1/20	360	364
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 3/1/28	905	835
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,185	1,235
144A 5.375%, 8/15/26(1)	1,605	1,701
		27,457

Industrials—8.3%
AECOM 5.875%, 10/15/24	725	785
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	543	548
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,705	1,739
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	1,685	1,736
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	625	649
	Par Value	Value

Industrials—continued
144A 4.875%, 11/1/25(1)	$ 735	$ 728
Cimpress NV 144A 7.000%, 6/15/26(1)	3,307	3,373
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	3,030	3,475
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	770	800
IAA, Inc. 144A 5.500%, 6/15/27(1)	635	660
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,135	1,158
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,680	1,710
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	835	835
Matthews International Corp. 144A 5.250%, 12/1/25(1)	1,065	1,048
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	816
TransDigm UK Holdings plc 6.875%, 5/15/26	1,640	1,660
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,390	2,535
Vizient, Inc. 144A 6.250%, 5/15/27(1)	291	307
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	663
WESCO Distribution, Inc. 5.375%, 6/15/24	720	738
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	1,570	1,674
		27,637

Information Technology—6.3%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,390	3,490
144A 5.375%, 8/1/22(1)	1,610	1,631
Broadcom, Inc. 144A 4.250%, 4/15/26(1)	1,395	1,414
CDK Global, Inc. 5.875%, 6/15/26	795	842
Dell International LLC
144A 7.125%, 6/15/24(1)	2,060	2,175
144A 6.020%, 6/15/26(1)	1,540	1,698
144A 5.300%, 10/1/29(1)	820	863
144A 8.100%, 7/15/36(1)	270	331
144A 8.350%, 7/15/46(1)	785	992
Dell, Inc. 6.500%, 4/15/38	824	864
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	1,060	1,097
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	942	929
144A 8.375%, 8/15/22(1)	1,490	1,264
Nuance Communications, Inc. 6.000%, 7/1/24	1,450	1,501
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	596	618
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Xerox Corp. 4.125%, 3/15/23	$ 1,325	$ 1,349
		21,058

Materials—5.6%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,420	3,523
Berry Global, Inc. 6.000%, 10/15/22	610	622
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	919
Blue Cube Spinco LLC 9.750%, 10/15/23	1,318	1,456
First Quantum Minerals Ltd.
144A 7.000%, 2/15/21(1)	421	430
144A 7.250%, 5/15/22(1)	1,565	1,551
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,290	1,292
6.875%, 2/15/23	2,350	2,473
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,875	1,910
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,070	1,073
144A 6.500%, 3/15/27(1)	1,595	1,659
USG Corp. 144A 5.500%, 3/1/25(1)	825	833
Valvoline, Inc. 5.500%, 7/15/24	802	829
		18,570

Real Estate—3.7%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,722	1,774
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,037	3,138
iStar, Inc. 4.625%, 9/15/20	1,105	1,115
SBA Communications Corp. 4.000%, 10/1/22	3,526	3,574
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,513	2,582
		12,183

Utilities—2.0%
AmeriGas Partners LP 5.750%, 5/20/27	1,080	1,134
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	995	557
HAT Holdings I LLC 144A 5.250%, 7/15/24(1)	199	203
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	3,331	3,346
NRG Energy, Inc. 7.250%, 5/15/26	1,325	1,459
		6,699

Total Corporate Bonds and Notes (Identified Cost $299,625)		300,336

	Par Value	Value

Leveraged Loans(6)—5.7%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.402%, 4/28/23	$ 1,014	$ 999
Chemicals—0.5%
Axalta Coating Systems US Holdings, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.080%, 6/1/24	1,691	1,670
Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.669%, 4/7/25	347	338
Energy—0.3%
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.920%, 3/6/23	956	934
Financial—0.5%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 4/3/24(7)	665	652
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(3)(4)	1,601	560
PHH Mortgage Corp. (1 month LIBOR + 5.000%) 7.430%, 12/7/20	369	368
		1,580

Food / Tobacco—0.5%
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 2/16/24	1,691	1,677
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (1 month LIBOR + 3.000%) 0.000%, 6/22/23(7)	1,019	1,018
Gaming / Leisure—0.7%
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.688%, 4/17/24	881	877
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(7)	1,685	1,685
		2,562

Healthcare—0.5%
HCA, Inc. Tranche B-11 (3 month LIBOR + 1.750%) 4.080%, 3/17/23	1,672	1,671
Information Technology—0.5%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	1,697	1,688
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.8%
Charter Communications Operating LLC Tranche B (3 month LIBOR + 2.000%) 0.000%, 4/30/25(7)	$ 1,687	$ 1,684
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (1 month LIBOR + 3.500%) 5.894%, 1/7/22	1,005	1,000
		2,684

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.652%, 3/24/25	914	907
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.152%, 1/31/25	1,315	1,283
Total Leveraged Loans (Identified Cost $20,034)		19,011

	Shares
Convertible Preferred Stock—0.0%
Financials—0.0%
Ditech Holding Corp.(3)(8)	807	— (5)
Total Convertible Preferred Stock (Identified Cost $928)		— (5)

Preferred Stock—0.3%
Financials—0.3%
GMAC Capital Trust I Series 2, 8.303%	42,810	1,119
Total Preferred Stock (Identified Cost $1,070)		1,119

Common Stocks—0.2%
Consumer Discretionary—0.2%
General Motors Co.	13,859	534
Energy—0.0%
Templar Energy LLC Class A(3)(8)	159,460	119
Total Common Stocks (Identified Cost $5,956)		653

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(8)	3,760	— (5)
	Shares	Value
Energy—continued
SandRidge Energy, Inc.(8)	1,583	$ —(5)
		— (5)

Total Warrants (Identified Cost $0)		— (5)

Total Long-Term Investments—96.7% (Identified Cost $327,613)		321,119

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(9)	7,937,085	7,937
Total Short-Term Investment (Identified Cost $7,937)		7,937

TOTAL INVESTMENTS—99.1% (Identified Cost $335,550)		$329,056
Other assets and liabilities, net—0.9%		2,995
NET ASSETS—100.0%		$332,051

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $162,506 or 48.9% of net assets.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Amount is less than $500.
(6)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Country Weightings†
United States	82%
Canada	5
Netherlands	5
Luxembourg	4
Cayman Islands	1
United Kingdom	1
Ireland	1
Other	1
Total	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$300,336	$ —	$300,041	$295
Leveraged Loans	19,011	—	18,451	560
Equity Securities:
Common Stocks	653	534	—	119
Preferred Stock	1,119	1,119	—	—
Warrants	— (1)	— (1)	—	—
Convertible Preferred Stock	— (1)	—	—	— (1)
Money Market Mutual Fund	7,937	7,937	—	—
Total Investments	$329,056	$9,590	$318,492	$974

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $649 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—92.2%
Communication Services—19.5%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$1,465	$ 1,502
AMC Networks, Inc. 4.750%, 12/15/22	1,440	1,458
C&W Senior Financing DAC
144A 7.500%, 10/15/26(1)	1,490	1,553
144A 6.875%, 9/15/27(1)	800	826
CCO Holdings LLC
5.250%, 9/30/22	405	411
5.750%, 9/1/23	2,485	2,540
5.750%, 1/15/24	1,910	1,953
144A 5.750%, 2/15/26(1)	2,165	2,271
144A 5.875%, 5/1/27(1)	2,220	2,342
CenturyLink, Inc. 6.750%, 12/1/23	1,850	1,996
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	885	752
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,092
CSC Holdings LLC
5.250%, 6/1/24	1,515	1,574
144A 7.750%, 7/15/25(1)	720	779
144A 6.625%, 10/15/25(1)	1,125	1,204
144A 5.500%, 4/15/27(1)	1,865	1,958
144A 6.500%, 2/1/29(1)	735	802
DISH DBS Corp.
5.125%, 5/1/20	1,010	1,015
7.750%, 7/1/26	2,772	2,717
Intelsat Jackson Holdings S.A.
144A 9.500%, 9/30/22(1)	1,050	1,225
144A 8.000%, 2/15/24(1)	1,290	1,345
Lamar Media Corp. 5.375%, 1/15/24	1,455	1,497
Level 3 Financing, Inc.
6.125%, 1/15/21	1,685	1,693
5.375%, 8/15/22	1,330	1,332
5.125%, 5/1/23	620	625
5.375%, 5/1/25	755	780
Level 3 Parent LLC 5.750%, 12/1/22	885	893
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	1,148	1,181
Netflix, Inc.
5.875%, 2/15/25	2,330	2,569
5.875%, 11/15/28	690	764
Quebecor Media, Inc. 5.750%, 1/15/23	463	495
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	590	604
144A 5.500%, 7/1/29(1)	765	784
Sprint Capital Corp.
6.875%, 11/15/28	800	828
8.750%, 3/15/32	515	596
Sprint Communications, Inc.
11.500%, 11/15/21	1,550	1,790
9.250%, 4/15/22	280	323
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,600	1,624
T-Mobile USA, Inc.
6.000%, 4/15/24	2,865	2,987
6.500%, 1/15/26	865	935
	Par Value	Value
Communication Services—continued
5.375%, 4/15/27	$ 590	$ 631
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	775	750
Viacom, Inc. 6.250%, 2/28/57	830	859
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	495
WMG Acquisition Corp.
144A 5.000%, 8/1/23(1)	600	612
144A 5.500%, 4/15/26(1)	405	418
Zayo Group LLC
6.375%, 5/15/25	495	505
144A 5.750%, 1/15/27(1)	500	509
Ziggo B.V. 144A 5.500%, 1/15/27(1)	1,305	1,327
Ziggo Bond Co. B.V. 144A 5.875%, 1/15/25(1)	815	823
		60,544

Consumer Discretionary—10.8%
Adient Global Holdings Ltd. 144A 4.875%, 8/15/26(1)	1,185	939
Adient US LLC 144A 7.000%, 5/15/26(1)	465	478
Asbury Automotive Group, Inc. 6.000%, 12/15/24	600	621
Boyd Gaming Corp. 6.000%, 8/15/26	1,495	1,572
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	185
Century Communities, Inc.
5.875%, 7/15/25	1,580	1,588
144A 6.750%, 6/1/27(1)	1,550	1,571
Dana, Inc. 6.000%, 9/15/23	725	741
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	680	605
Eldorado Resorts, Inc.
6.000%, 4/1/25	985	1,036
6.000%, 9/15/26	620	677
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	1,465	1,547
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	540	575
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	880	931
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	491	513
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	881
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	797
Lennar Corp.
5.875%, 11/15/24	1,391	1,525
5.000%, 6/15/27	440	463
MGM Resorts International
7.750%, 3/15/22	1,080	1,204
6.000%, 3/15/23	1,470	1,593
New Red Finance, Inc.
144A 4.625%, 1/15/22(1)	610	610
144A 5.000%, 10/15/25(1)	1,545	1,557
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Penske Automotive Group, Inc. 5.375%, 12/1/24	$ 910	$ 935
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,556
5.500%, 3/1/26	1,000	1,080
7.875%, 6/15/32	400	476
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,790
144A 6.125%, 4/1/25(1)	440	444
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	998
TRI Pointe Group, Inc. 5.875%, 6/15/24	2,840	2,931
William Carter Co. (The) 144A 5.625%, 3/15/27(1)	963	1,009
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(1)	131	129
		33,557

Consumer Staples—3.9%
Anheuser-Busch InBev Finance, Inc. 3.300%, 2/1/23	1,488	1,535
Avon International Capital plc 144A 6.500%, 8/15/22(1)	740	746
Constellation Brands, Inc. 4.250%, 5/1/23	2,988	3,178
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,520	1,578
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,225	2,258
144A 5.875%, 9/30/27(1)	730	756
US Foods, Inc. 144A 5.875%, 6/15/24(1)	2,045	2,101
		12,152

Energy—11.0%
Apergy Corp. 6.375%, 5/1/26	747	753
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	1,090	995
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	560	644
Chesapeake Energy Corp.
8.000%, 1/15/25	2,975	2,744
8.000%, 6/15/27	275	241
DCP Midstream Operating LP 5.125%, 5/15/29	545	560
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	1,315	1,249
Diamondback Energy, Inc. 5.375%, 5/31/25	1,703	1,788
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	760	788
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	1,445	1,423
Enviva Partners LP 8.500%, 11/1/21	520	541
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	224	220
Hilcorp Energy I LP
144A 5.750%, 10/1/25(1)	3,095	3,103
	Par Value	Value

Energy—continued
144A 6.250%, 11/1/28(1)	$1,445	$ 1,454
MEG Energy Corp. 144A 6.500%, 1/15/25(1)	1,836	1,845
Montage Resources Corp. 8.875%, 7/15/23	1,313	1,106
Murphy Oil Corp. 6.875%, 8/15/24	1,285	1,349
Oceaneering International, Inc.
4.650%, 11/15/24	520	510
6.000%, 2/1/28	1,524	1,509
Parkland Fuel Corp. 144A 5.875%, 7/15/27(1)	1,110	1,125
Petrobras Global Finance B.V.
8.750%, 5/23/26	535	661
7.375%, 1/17/27	810	930
Range Resources Corp. 5.750%, 6/1/21	1,084	1,095
Shelf Drilling Holdings Ltd. 144A 8.250%, 2/15/25(1)	645	595
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,111	1,145
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	986	1,017
Transocean Sentry Ltd. 144A 5.375%, 5/15/23(1)	360	361
USA Compression Partners LP 6.875%, 4/1/26	878	928
Whiting Petroleum Corp. 6.625%, 1/15/26	1,575	1,519
WPX Energy, Inc.
8.250%, 8/1/23	680	775
5.250%, 9/15/24	760	777
5.750%, 6/1/26	325	336
		34,086

Financials—11.7%
Ally Financial, Inc.
7.500%, 9/15/20	2,750	2,894
8.000%, 11/1/31	1,225	1,619
Credit Acceptance Corp.
7.375%, 3/15/23	645	670
144A 6.625%, 3/15/26(1)	3,012	3,166
Icahn Enterprises LP 6.000%, 8/1/20	1,000	1,002
ILFC E-Capital Trust I 144A 4.090%, 12/21/65(1)(3)	2,390	1,690
Ladder Capital Finance Holdings LLLP
144A 5.250%, 3/15/22(1)	770	785
144A 5.250%, 10/1/25(1)	1,195	1,198
MGIC Investment Corp. 5.750%, 8/15/23	980	1,063
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	1,535	1,566
144A 9.125%, 7/15/26(1)	2,245	2,279
Nationstar Mortgage LLC 6.500%, 7/1/21	1,585	1,587
Navient Corp. 8.000%, 3/25/20	1,410	1,459
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,020	1,899
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,315	3,413
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 5.250%, 1/15/28(1)	$1,250	$ 1,244
Radian Group, Inc. 4.875%, 3/15/27	920	926
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	587	631
Springleaf Finance Corp. 6.625%, 1/15/28	1,642	1,724
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	2,785	2,534
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	1,720	1,661
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,363
		36,373

Health Care—9.2%
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(1)	760	775
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	639	644
144A 5.875%, 5/15/23(1)	887	897
144A 7.000%, 3/15/24(1)	900	956
144A 5.750%, 8/15/27(1)	2,085	2,191
Centene Corp.
5.625%, 2/15/21	1,475	1,503
6.125%, 2/15/24	590	618
144A 5.375%, 6/1/26(1)	885	930
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	947
DaVita, Inc.
5.750%, 8/15/22	1,310	1,323
5.000%, 5/1/25	3,255	3,214
HCA, Inc.
5.875%, 3/15/22	4,345	4,748
7.500%, 11/15/95	455	480
Hologic, Inc. 144A 4.375%, 10/15/25(1)	795	806
IQVIA, Inc.
144A 5.000%, 10/15/26(1)	995	1,031
144A 5.000%, 5/15/27(1)	435	449
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,032
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,070	1,051
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,060	1,088
Teleflex, Inc. 5.250%, 6/15/24	699	718
Tenet Healthcare Corp. 4.750%, 6/1/20	345	349
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,105	1,152
144A 5.375%, 8/15/26(1)	1,490	1,580
		28,482

Industrials—8.2%
AECOM 5.875%, 10/15/24	1,405	1,522
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	495
	Par Value	Value

Industrials—continued
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	$1,565	$ 1,596
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	1,550	1,597
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	600	623
144A 4.875%, 11/1/25(1)	690	683
Cimpress NV 144A 7.000%, 6/15/26(1)	1,805	1,841
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	2,877	3,300
IAA, Inc. 144A 5.500%, 6/15/27(1)	585	608
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,115	1,137
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,560	1,587
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	780	780
Matthews International Corp. 144A 5.250%, 12/1/25(1)	995	979
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	645	668
Sensata Technologies B.V. 144A 5.000%, 10/1/25(1)	470	490
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	505
TransDigm UK Holdings plc 6.875%, 5/15/26	1,530	1,548
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	780	795
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,476	1,565
Vizient, Inc. 144A 6.250%, 5/15/27(1)	272	287
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	635
WESCO Distribution, Inc. 5.375%, 6/15/24	700	718
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	1,460	1,557
		25,516

Information Technology—7.0%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	2,020	2,079
144A 5.375%, 8/1/22(1)	1,845	1,869
Broadcom, Inc. 144A 4.250%, 4/15/26(1)	1,300	1,318
CDK Global, Inc. 5.875%, 6/15/26	735	778
Dell International LLC
144A 7.125%, 6/15/24(1)	1,470	1,552
144A 6.020%, 6/15/26(1)	1,430	1,577
144A 5.300%, 10/1/29(1)	760	800
144A 8.100%, 7/15/36(1)	255	313
144A 8.350%, 7/15/46(1)	730	923
Dell, Inc. 6.500%, 4/15/38	845	886
Gartner, Inc. 144A 5.125%, 4/1/25(1)	655	676
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	$ 975	$ 1,009
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,502	1,481
144A 8.375%, 8/15/22(1)	725	615
Micron Technology, Inc. 4.975%, 2/6/26	1,630	1,719
MSCI, Inc. 144A 5.250%, 11/15/24(1)	780	805
Nuance Communications, Inc. 6.000%, 7/1/24	1,452	1,503
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	556	577
Xerox Corp. 4.125%, 3/15/23	1,072	1,091
		21,571

Materials—5.8%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,035	3,126
Berry Global, Inc. 6.000%, 10/15/22	600	612
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	930
Blue Cube Spinco LLC 9.750%, 10/15/23	1,150	1,271
First Quantum Minerals Ltd.
144A 7.000%, 2/15/21(1)	403	411
144A 7.250%, 5/15/22(1)	1,535	1,522
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,222	1,224
6.875%, 2/15/23	1,445	1,521
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	971
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	1,022
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,020
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	1,002
144A 6.500%, 3/15/27(1)	1,485	1,544
USG Corp. 144A 5.500%, 3/1/25(1)	775	783
Valvoline, Inc. 5.500%, 7/15/24	922	953
		17,912

Real Estate—3.3%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,587	1,635
Equinix, Inc. 5.875%, 1/15/26	725	767
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	2,955	3,053
SBA Communications Corp.
4.000%, 10/1/22	2,036	2,064
4.875%, 9/1/24	905	932
	Par Value	Value

Real Estate—continued
Starwood Property Trust, Inc. 5.000%, 12/15/21	$1,660	$ 1,706
		10,157

Utilities—1.8%
HAT Holdings I LLC 144A 5.250%, 7/15/24(1)	186	190
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	3,105	3,118
NRG Energy, Inc. 7.250%, 5/15/26	1,885	2,076
		5,384

Total Corporate Bonds and Notes (Identified Cost $279,348)		285,734

Leveraged Loans(3)—4.8%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.402%, 4/28/23	1,024	1,009
Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.669%, 4/7/25	347	338
Energy—0.7%
California Resources Corp. (1 month LIBOR + 10.375%) 12.777%, 12/31/21	1,195	1,210
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.920%, 3/6/23	1,039	1,016
		2,226

Financial—0.5%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 4/3/24(4)	620	608
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(2)(5)	1,609	563
PHH Mortgage Corp. (1 month LIBOR + 5.000%) 7.430%, 12/7/20	379	377
		1,548

Food and Drug—0.4%
Albertson’s LLC 2017-1, Tranche B-6 (1 month LIBOR + 3.000%) 0.000%, 6/22/23(4)	1,029	1,028
Gaming / Leisure—0.3%
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.688%, 4/17/24	868	863
Healthcare—0.5%
HCA, Inc. Tranche B-11 (3 month LIBOR + 1.750%) 4.080%, 3/17/23	1,537	1,537
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.8%
Charter Communications Operating LLC Tranche B (3 month LIBOR + 2.000%) 0.000%, 4/30/25(4)	$1,547	$ 1,545
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (1 month LIBOR + 3.500%) 5.894%, 1/7/22	1,025	1,020
		2,565

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.652%, 3/24/25	923	916
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.152%, 1/31/25	1,295	1,263
Service—0.5%
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.902%, 12/7/23	1,564	1,527
Total Leveraged Loans (Identified Cost $15,980)		14,820

	Shares
Common Stock—0.0%
	Energy—0.0%
Templar Energy LLC Class A(2)(6)	134,055	101
	Total Common Stock (Identified Cost $4,781)	101

	Total Long-Term Investments—97.0% (Identified Cost $300,109)	300,655

	TOTAL INVESTMENTS—97.0% (Identified Cost $300,109)	$300,655
	Other assets and liabilities, net—3.0%	9,449
	NET ASSETS—100.0%	$310,104
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $146,970 or 47.4% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Non-income producing.

Country Weightings†
United States	85%
Canada	5
Netherlands	4
Luxembourg	2
Cayman Islands	1
United Kingdom	1
Ireland	1
Other	1
Total	100%
† % of total investments as of June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$285,734	$285,514	$220
Leveraged Loans	14,820	14,257	563
Equity Securities:
Common Stock	101	—	101
Total Investments	$300,655	$299,771	$884
There were no securities valued using quoted prices (Level 1) at June 30, 2019.
Securities held by the Fund with an end of period value of $563 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.
See Notes to Financial Statements.

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.2%
Alabama—0.6%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,784
Alaska—2.2%
Matanuska-Susitna Borough, Goosecreek Correctional Revenue (AGC Insured) (Pre-Refunded 9/1/19 @ 100) 6.000%, 9/1/32	7,250	7,305
Arizona—1.1%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 12/1/32	3,020	3,550
California—16.0%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20
5.000%, 10/1/35	5,725	7,151
2.134%, 4/1/38(2)	3,825	3,830
California, State of,
General Obligation 5.000%, 4/1/23	14,145	16,103
General Obligation 5.000%, 4/1/37	4,000	4,591
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,415
Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5.000%, 7/1/37	1,500	1,875
Sales Tax Revenue 5.000%, 7/1/38	1,000	1,245
Sales Tax Revenue 5.000%, 7/1/39	2,750	3,399
Los Angeles Department of Water Revenue 5.000%, 7/1/36	2,000	2,380
San Juan Unified School District,
General Obligation 4.000%, 8/1/30	3,000	3,495
General Obligation 4.000%, 8/1/31	2,000	2,323
San Mateo Foster City Public Financing Authority Revenue 5.000%, 8/1/36	1,000	1,266
Santa Monica-Malibu Unified School District,
General Obligation 5.000%, 8/1/39	400	454
General Obligation 5.000%, 8/1/43	1,500	1,699
		52,226

District of Columbia—3.5%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,435
District of Columbia Revenue 5.500%, 12/1/30	8,000	8,138
		11,573

	Par Value	Value

Florida—2.4%
Miami-Dade County Water & Sewer System Revenue 5.000%, 10/1/32	$ 6,100	$ 7,179
Orange County Health Facilities Authority, Orlando Health Revenue 5.000%, 10/1/24	500	586
		7,765

Georgia—7.3%
Atlanta, City of, Water & Wastewater Revenue
5.000%, 11/1/31	1,000	1,238
5.000%, 11/1/33	11,100	13,022
5.000%, 11/1/35	2,585	3,160
Georgia, State of, General Obligation 5.000%, 7/1/30	5,000	6,355
		23,775

Hawaii—1.6%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	67
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	179
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	5,023
		5,269

Illinois—3.4%
Chicago O’Hare International Airport,
Passenger Facilities Charge Revenue 5.000%, 1/1/25	2,420	2,620
Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,730	2,853
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/25	3,000	3,248
Senior Lien 5.000%, 1/1/26	2,000	2,373
		11,094

Indiana—1.8%
Indianapolis Local Public Improvements Bond Bank,
Courthouse and Jail Project Revenue 5.000%, 2/1/35	1,000	1,243
Courthouse and Jail Project Revenue 5.000%, 2/1/36	1,750	2,166
Courthouse and Jail Project Revenue 5.000%, 2/1/37	2,000	2,465
		5,874

Louisiana—2.2%
Louisiana, State of, General Obligation 5.000%, 8/1/22	2,000	2,217
New Orleans, City of, General Obligation 5.000%, 12/1/22	4,500	5,003
		7,220

See Notes to Financial Statements.

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Maryland—6.3%
Anne Arundel County, General Obligation 5.000%, 10/1/30	$ 3,615	$ 4,410
Maryland, State of, General Obligation (Pre-Refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,585
Montgomery County, General Obligation 5.000%, 11/1/27	5,000	5,902
Washington Suburban Sanitary Commission, General Obligation 5.000%, 6/15/30	3,000	3,718
		20,615

Massachusetts—3.1%
Commonwealth of Massachusetts,
General Obligation 5.000%, 7/1/35	1,590	1,981
General Obligation 5.000%, 7/1/37	1,500	1,849
University of Massachusetts Building Authority Revenue
5.000%, 5/1/36	2,250	2,815
5.000%, 5/1/37	2,770	3,453
		10,098

Minnesota—3.9%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,524
Hennepin County, General Obligation 5.000%, 12/1/25	2,000	2,440
Minnesota, State of, General Obligation 5.000%, 8/1/29	4,000	4,782
		12,746

Missouri—2.2%
Metropolitan St. Louis Sewer District Revenue 5.000%, 5/1/35	1,500	1,753
St Louis, City of,
Lambert International Airport Revenue 5.000%, 7/1/28	2,165	2,725
Lambert International Airport Revenue 5.000%, 7/1/29	2,000	2,553
		7,031

New Jersey—0.6%
New Jersey Higher Education Student Assistance Authority Revenue 2.375%, 12/1/29	2,000	2,008
New York—8.9%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	11,400	12,410
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,619
New York City Water & Sewer System Revenue 5.000%, 6/15/32	2,425	3,121
	Par Value	Value

New York—continued
New York State Dormitory Authority,
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/32	$ 3,000	$ 3,612
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/33	1,000	1,202
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,896
New York, City of, General Obligation 5.000%, 8/1/26	1,000	1,231
		29,091

North Carolina—0.4%
Charlotte, City of, Water & Sewer System Revenue 1.820%, 7/1/36(2)	100	100
North Carolina, State of, Build Revenue 5.000%, 5/1/22	1,000	1,103
		1,203

North Dakota—1.1%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,517
Ohio—3.5%
Ohio Water Development Authority 5.000%, 12/1/29	1,750	2,269
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,268
		11,537

Oregon—1.4%
Oregon, State of, General Obligation 5.000%, 5/1/31	1,000	1,282
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	911
5.000%, 7/1/30	1,000	1,201
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,228
		4,622

Pennsylvania—2.9%
Delaware River Port Authority, Toll Highway Revenue 5.000%, 1/1/25	2,250	2,665
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Project Revenue 4.000%, 9/1/38	1,160	1,254
Philadelphia, City of, Airport Revenue
5.000%, 7/1/22	1,765	1,936
5.000%, 7/1/23	2,000	2,252
5.000%, 7/1/27	1,000	1,222
		9,329

Tennessee—1.2%
Tennessee, State of, General Obligation 5.000%, 2/1/30	3,155	3,984
See Notes to Financial Statements.

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Texas—7.3%
Bexar County Hospital District, General Obligation 5.000%, 2/15/32	$ 1,000	$ 1,230
Frisco Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/32	3,185	4,027
Lower Colorado River Authority Revenue
5.000%, 5/15/32	1,500	1,885
5.000%, 5/15/33	2,000	2,500
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,078
Round Rock Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/1/26	6,240	7,688
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,218
Travis County, General Obligation 5.000%, 3/1/29	1,750	2,254
		23,880

Virginia—4.1%
County of Fairfax General Obligation (State AID Withholding Insured) 5.000%, 10/1/25	2,580	3,136
County of Loudoun General Obligation (State AID Withholding Insured) 5.000%, 12/1/27	3,405	4,339
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,742
		13,217

Washington—8.2%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,918
5.000%, 7/1/34	8,000	9,356
	Par Value	Value

Washington—continued
Washington, State of,
General Obligation 5.000%, 2/1/30	$ 5,000	$ 5,990
General Obligation (Pre-Refunded 8/1/21 @ 100) 5.000%, 8/1/24	8,880	9,560
		26,824

Total Municipal Bonds (Identified Cost $308,060)		317,137

Total Long-Term Investments—97.2% (Identified Cost $308,060)		317,137

TOTAL INVESTMENTS—97.2% (Identified Cost $308,060)		$317,137
Other assets and liabilities, net—2.8%		9,176
NET ASSETS—100.0%		$326,313

Abbreviations:
AGC	Assured Guaranty Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At June 30, 2019, 13.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$317,137	$317,137
Total Investments	$317,137	$317,137
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—69.6%
U.S. Treasury Note
1.375%, 10/31/20	$ 536	$ 533
1.250%, 3/31/21	912	903
1.125%, 7/31/21	1,729	1,706
1.875%, 1/31/22	1,777	1,783
1.750%, 5/31/22	691	691
Total U.S. Government Securities (Identified Cost $5,518)		5,616

Mortgage-Backed Securities—9.4%
Agency—3.5%
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	235	234
Pool #AN0853 2.465%, 12/1/21	48	48
		282

Non-Agency—5.9%
COMM Mortgage Trust 2012-CR5, A3 2.540%, 12/10/45	80	81
FREMF Mortgage Trust 2014-K503, B 144A 3.159%, 10/25/47(1)(2)	290	290
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	100	103
		474

Total Mortgage-Backed Securities (Identified Cost $753)		756

Asset-Backed Securities—2.0%
Credit Card—1.2%
Citibank Credit Card Issuance Trust 2018-A1, A1 2.490%, 1/20/23	100	101
Other—0.8%
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	65	65
Total Asset-Backed Securities (Identified Cost $164)		166

Corporate Bonds and Notes—17.7%
Communication Services—0.6%
AT&T, Inc. (3 month LIBOR + 1.180%) 3.616%, 6/12/24(2)	48	48
Consumer Discretionary—2.5%
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	201
Consumer Staples—1.7%
Walmart, Inc. 2.850%, 6/23/20	135	136
	Par Value	Value

Financials—6.9%
Citigroup, Inc. 2.650%, 10/26/20	$ 76	$ 76
Goldman Sachs Bank USA 3.200%, 6/5/20	95	96
Morgan Stanley 2.375%, 7/23/19	96	96
New York Life Global Funding 144A 3.250%, 8/6/21(1)	80	82
PACCAR Financial Corp. 2.800%, 3/1/21	86	87
Shell International Finance B.V. 1.375%, 9/12/19	76	76
SunTrust Bank 2.800%, 5/17/22	41	41
		554

Health Care—2.7%
Bristol-Myers Squibb Co. 144A 2.600%, 5/16/22(1)	104	106
CVS Health Corp. (3 month LIBOR + 0.630%) 3.083%, 3/9/20(2)	116	116
		222

Materials—1.6%
Sherwin-Williams Co. (The) 2.250%, 5/15/20	132	132
Utilities—1.7%
Dominion Energy, Inc. 2.579%, 7/1/20	140	140
Total Corporate Bonds and Notes (Identified Cost $1,424)		1,433

Total Long-Term Investments—98.7% (Identified Cost $7,859)		7,971

TOTAL INVESTMENTS—98.7% (Identified Cost $7,859)		$7,971
Other assets and liabilities, net—1.3%		103
NET ASSETS—100.0%		$8,074

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $782 or 9.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 166	$ 166
Corporate Bonds and Notes	1,433	1,433
Mortgage-Backed Securities	756	756
U.S. Government Securities	5,616	5,616
Total Investments	$7,971	$7,971
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—93.0%
California—12.4%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 2.134%, 4/1/38(2)	$1,250	$ 1,252
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.000%, 6/1/21	200	208
California, State of, General Obligation 5.000%, 4/1/23	400	455
		1,915

Florida—3.8%
Orange County Health Facilities Authority, Orlando Health Revenue 5.000%, 10/1/24	500	586
Georgia—5.6%
Georgia, State of, General Obligation 5.000%, 2/1/24	750	872
Illinois—10.7%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 5.000%, 1/1/25	1,020	1,104
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/23	500	549
		1,653

Indiana—5.0%
Indianapolis Local Public Improvement Bond Bank 5.000%, 2/1/25	650	773
Louisiana—3.6%
New Orleans, City of, General Obligation 5.000%, 12/1/22	500	556
Missouri—3.9%
St Louis, City of, Lambert International Airport Revenue 5.000%, 7/1/25	500	598
New York—4.8%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/22	665	741
North Carolina—10.6%
Charlotte, City of, Water & Sewer System Revenue 1.820%, 7/1/36(2)	700	700
North Carolina, State of, Build Revenue 5.000%, 5/1/22	350	386
Wake County, General Obligation 5.000%, 3/1/22	500	549
		1,635

Oregon—3.0%
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/23	400	456
	Par Value	Value

Pennsylvania—5.2%
Delaware River Port Authority,
Toll Highway Revenue 5.000%, 1/1/25	$ 250	$ 296
Toll Highway Revenue (Pre-Refunded 1/1/20 @ 100) 5.000%, 1/1/28	500	509
		805

Texas—13.6%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue 5.000%, 1/1/22	300	326
Houston Independent School District, General Obligation (PSF-GTD Insured) 2.250%, 6/1/39(2)	500	509
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	625	699
Toll Highway Revenue 5.000%, 1/1/26	500	559
		2,093

Washington—10.8%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	588
Seattle, Port of, General Obligation 5.250%, 12/1/20	1,030	1,085
		1,673

Total Municipal Bonds (Identified Cost $14,179)		14,356

Total Long-Term Investments—93.0% (Identified Cost $14,179)		14,356

	Shares
Short-Term Investment—9.6%
Money Market Mutual Fund—9.6%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.640%)(3)	1,482,846	1,483
Total Short-Term Investment (Identified Cost $1,483)		1,483

TOTAL INVESTMENTS—102.6% (Identified Cost $15,662)		$15,839
Other assets and liabilities, net—(2.6)%		(395)
NET ASSETS—100.0%		$15,444

Abbreviations:
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	At June 30, 2019, 6.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$14,356	$ —	$14,356
Money Market Mutual Fund	1,483	1,483	—
Total Investments	$15,839	$1,483	$14,356
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—48.6%
U.S. Treasury Bond 3.000%, 2/15/49	$ 31,729	$ 34,798
U.S. Treasury Note
1.250%, 3/31/21	3,866	3,829
2.750%, 8/15/21(1)(2)	33,203	33,880
1.750%, 5/31/22	25,510	25,520
2.750%, 7/31/23	15,436	16,041
2.500%, 1/31/24	53,278	55,003
2.375%, 5/15/29	20,040	20,698
Total U.S. Government Securities (Identified Cost $185,506)		189,769

Mortgage-Backed Securities—30.3%
Agency—26.7%
Dominium 2.980%, 7/1/29(3)	1,503	1,533
Federal Home Loan Mortgage Corp.
Pool #G08347 4.500%, 6/1/39	847	910
Pool #G05606 4.500%, 7/1/39	1,531	1,645
Pool #G08372 4.500%, 11/1/39	518	556
Pool #G60126 4.500%, 11/1/41	226	243
Pool #C04123 4.000%, 7/1/42	919	970
Pool #G60019 4.500%, 3/1/44	2,130	2,277
Pool #Q31645 4.000%, 2/1/45	3,088	3,223
Pool #Q35611 4.000%, 9/1/45	3,345	3,492
Pool #V81992 4.000%, 10/1/45	3,079	3,222
Pool #G60661 4.000%, 7/1/46	6,330	6,631
Pool #Q42921 3.500%, 9/1/46	2,914	3,023
Pool #Q53881 4.500%, 1/1/48	3,363	3,567
Pool #Q61115 4.000%, 1/1/49	2,807	2,914
Pool #Q61677 4.000%, 2/1/49	4,170	4,341
Pool #Q61680 4.000%, 2/1/49	3,786	3,936
Pool #QA0108 3.500%, 6/1/49	5,778	5,914
Federal National Mortgage Association
2018-M9, APT2 3.228%, 4/25/28(4)	226	236
Pool #387885 3.640%, 8/1/28	1,460	1,568
Pool #AN9768 3.730%, 9/1/28	1,740	1,885
Pool #AN4045 3.150%, 1/1/29	2,525	2,643
Pool #AN6661 3.090%, 10/1/29	2,295	2,395
	Par Value	Value
Agency—continued
Pool #AN6391 3.110%, 10/1/29	$ 2,285	$ 2,354
Pool #AN7145 3.030%, 12/1/29	3,400	3,527
Pool #FM1039 3.500%, 4/1/39	3,791	3,909
Pool #AL7497 3.500%, 9/1/40	2,539	2,616
Pool #AW8154 3.500%, 1/1/42	1,057	1,095
Pool #AS9571 3.500%, 5/1/42	5,419	5,624
Pool #CA2629 4.000%, 11/1/43	2,171	2,264
Pool #BE5050 4.000%, 9/1/45	3,527	3,702
Pool #AZ9213 4.000%, 10/1/45	899	941
Pool #AS6515 4.000%, 1/1/46	1,181	1,235
Pool #BE7213 4.000%, 4/1/47	29	30
Pool #BH7587 4.500%, 8/1/47	1,367	1,446
Pool #BN0636 4.000%, 9/1/48	2,376	2,465
Pool #BN4050 4.000%, 1/1/49	2,501	2,593
Pool #BN4542 4.500%, 2/1/49	767	804
Pool #BN8510 3.500%, 5/1/49	1,303	1,334
Government National Mortgage Association
Pool #MA5596 4.500%, 11/20/48	4,982	5,195
Pool #MA5652 4.500%, 12/20/48	1,779	1,855
Pool #MA5712 5.000%, 1/20/49	1,451	1,517
Pool #MA5819 5.000%, 3/20/49	2,570	2,699
		104,329

Non-Agency—3.6%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(5)	2,265	2,357
Goldman Sachs Mortgage Securities Trust 2005-ROCK, A 144A 5.366%, 5/3/32(5)	1,340	1,540
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(4)(5)	2,040	2,101
Morgan Stanley Capital I Trust
2014-CPT, AM 144A 3.516%, 7/13/29(4)(5)	2,530	2,573
2014-150E, A 144A 3.912%, 9/9/32(5)	1,175	1,251
US 2018-USDC, A 144A 4.106%, 5/13/38(5)	1,420	1,566
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	$ 2,510	$ 2,556
		13,944

Total Mortgage-Backed Securities (Identified Cost $115,803)		118,273

Asset-Backed Securities—6.2%
Automobiles—0.6%
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 2.954%, 2/15/24(4)	2,260	2,268
Credit Card—4.2%
Cabela’s Credit Card Master Note Trust 2015-2, A2 (1 month LIBOR + 0.670%) 3.064%, 7/17/23(4)	940	943
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 3.147%, 5/15/28(4)	4,334	4,257
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.171%, 5/14/29(4)	2,770	2,760
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.994%, 12/15/26(4)	2,300	2,311
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(5)	3,245	3,284
World Financial Network Credit Card Master Trust 2019-A, A 3.140%, 12/15/25	2,995	3,070
		16,625

Other—1.4%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(5)	2,134	2,216
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	3,210	3,219
		5,435

Total Asset-Backed Securities (Identified Cost $24,067)		24,328

Corporate Bonds and Notes—13.1%
Communication Services—1.2%
AT&T, Inc. 4.500%, 3/9/48	963	987
Comcast Corp.
3.150%, 2/15/28	590	605
4.700%, 10/15/48	886	1,038
Vodafone Group plc 4.875%, 6/19/49	2,094	2,196
		4,826

Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	1,486	1,622
	Par Value	Value

Energy—2.8%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	$ 1,190	$ 1,152
Boardwalk Pipelines LP 4.450%, 7/15/27	401	410
Enterprise Products Operating LLC 5.375%, 2/15/78	1,198	1,114
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(5)	3,254	3,381
Schlumberger Investment SA 144A 3.300%, 9/14/21(5)	1,309	1,334
Shell International Finance B.V. 1.750%, 9/12/21	968	960
TechnipFMC plc 3.450%, 10/1/22	243	248
Transcanada Trust 5.300%, 3/15/77	181	174
Woodside Finance Ltd. 144A 4.600%, 5/10/21(5)	2,086	2,149
		10,922

Financials—5.8%
Bank of America Corp.
3.366%, 1/23/26	816	842
4.330%, 3/15/50	1,280	1,429
Citigroup, Inc. 3.980%, 3/20/30	1,561	1,668
Fifth Third Bank 2.200%, 10/30/20	1,428	1,426
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,122
3.540%, 5/1/28	1,031	1,073
Lazard Group LLC 4.375%, 3/11/29	1,126	1,190
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,113	1,174
Morgan Stanley
3.875%, 4/29/24	692	733
3.591%, 7/22/28	756	787
3.971%, 7/22/38	875	916
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(5)	1,746	1,817
PNC Bank NA 2.150%, 4/29/21	1,221	1,218
Progressive Corp. (The) Series B 5.375% (6)	988	1,015
Santander UK Group Holdings plc 3.373%, 1/5/24	861	869
SunTrust Bank 2.800%, 5/17/22	525	532
SunTrust Banks, Inc. 4.000%, 5/1/25	1,170	1,252
Travelers Cos., Inc. (The) 4.050%, 3/7/48	1,320	1,463
US Bank NA 2.050%, 10/23/20	1,636	1,633
Wells Fargo & Co. 3.069%, 1/24/23	444	451
		22,610

See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Health Care—0.9%
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(5)	$ 480	$ 528
CVS Health Corp. 4.780%, 3/25/38	1,078	1,124
Eli Lilly & Co. 3.950%, 5/15/47	763	823
UnitedHealth Group, Inc. 4.450%, 12/15/48	858	982
		3,457

Industrials—0.8%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(5)	837	877
ERAC USA Finance LLC 144A 5.250%, 10/1/20(5)	1,149	1,188
General Dynamics Corp. 3.375%, 5/15/23	760	793
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	427	436
		3,294

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,663	2,042
Newmont Goldcorp Corp. 6.250%, 10/1/39	1,306	1,675
		3,717

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	977	955
Total Corporate Bonds and Notes (Identified Cost $48,252)		51,403

Total Long-Term Investments—98.2% (Identified Cost $373,628)		383,773

TOTAL INVESTMENTS—98.2% (Identified Cost $373,628)		$383,773
Other assets and liabilities, net—1.8%		6,969
NET ASSETS—100.0%		$390,742
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
QTR	Quarterly

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(2)	All or a portion of the security is segregated as collateral for open swap contracts.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $28,162 or 7.2% of net assets.
(6)	No contractual maturity date.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
NZD	New Zealand Dollar
USD	United States Dollar
Forward foreign currency exchange contracts as of June 30, 2019 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	5,784	USD	4,025	JPM	07/25/19	$ —	$(25)
AUD	11,615	USD	7,970	JPM	08/06/19	130	—
BRL	32,694	USD	8,000	JPM	07/02/19	78	—
EUR	3,560	USD	3,999	JPM	07/05/19	1	—
EUR	15,426	USD	17,364	JPM	07/19/19	36	—
EUR	3,523	USD	4,021	JPM	07/25/19	—	(21)
NZD	6,092	USD	4,031	JPM	07/25/19	—	(31)
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2019 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NZD	12,303	USD	8,000	JPM	08/06/19	$100	$—
Total						$345	$(77)

Over-the-counter credit default swaps - buy protection(1) outstanding as of June 30, 2019 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/23	(26,300) USD	$(675)	$(336)	$—	$(339)
Total						$(675)	$(336)	$—	$(339)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 24,328	$ 24,328	$ —
Corporate Bonds and Notes	51,403	51,403	—
Mortgage-Backed Securities	118,273	116,740	1,533
U.S. Government Securities	189,769	189,769	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	345	345	—
Total Assets	384,118	382,585	1,533
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(77)	(77)	—
Over-the-Counter Credit Default Swap	(675)	(675)	—
Total Liabilities	(752)	(752)	—
Total Investments	$383,366	$381,833	$1,533
There were no securities valued using quoted prices (Level 1) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—11.4%
Federal Agricultural Mortgage Corp.
(1 month LIBOR + 0.140%) 2.580%, 6/2/20(1)	$10,500	$ 10,516
(3 month LIBOR + 0.080%) 2.676%, 1/3/22(1)	4,400	4,398
(3 month LIBOR + 0.300%) 2.880%, 1/25/23(1)	3,000	3,021
Federal Farm Credit Banks
(1 month LIBOR + 0.010%) 2.412%, 6/28/21(1)	4,890	4,881
(1 month LIBOR + 0.080%) 2.491%, 7/13/22(1)	2,850	2,847
(1 month LIBOR + 0.080%) 2.501%, 9/6/22(1)	1,860	1,850
(1 month LIBOR + 0.090%) 2.501%, 12/13/21(1)	14,500	14,469
(1 month LIBOR + 0.550%) 2.952%, 1/26/27(1)	14,700	14,800
(1 month LIBOR + 0.600%) 3.012%, 12/8/26(1)	4,700	4,750
U.S. Treasury Bill
0.000%, 10/3/19	20,000	19,891
0.000%, 10/31/19	15,000	14,898
0.000%, 11/29/19	10,000	9,914
U.S. Treasury Note
2.000%, 1/31/20	20,000	19,992
2.250%, 3/31/20	25,000	25,041
(U.S. Treasury 3 month Bill Money Market Yield + 0.045%) 2.141%, 10/31/20(1)	10,000	9,986
Total U.S. Government Securities (Identified Cost $160,954)		161,254

Mortgage-Backed Securities—86.5%
Agency—86.5%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%) 4.670%, 5/1/34(1)	7,469	7,846
Pool #848736 (12 month LIBOR + 1.750%) 4.650%, 5/1/35(1)	11,603	12,174
Pool #848747 (12 month LIBOR + 1.875%) 4.746%, 7/1/36(1)	6,537	6,883
Pool #1Q1195 (12 month LIBOR + 1.614%) 4.544%, 5/1/37(1)	4,841	5,072
Pool #848796 (12 month LIBOR + 1.817%) 4.786%, 5/1/37(1)	11,723	12,366
Pool #1Q1420 (12 month LIBOR + 1.836%) 4.676%, 9/1/39(1)	5,766	6,090
Pool #2B3257 (12 month LIBOR + 1.630%) 3.138%, 10/1/44(1)	4,208	4,297
Pool #840366 (12 month LIBOR + 1.628%) 2.466%, 7/1/46(1)	5,283	5,350
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K711, A2 1.730%, 7/25/19	334	334
K712, A2 1.869%, 11/25/19	3,439	3,429
KP04, AG1 (1 month LIBOR + 0.220%) 2.651%, 7/25/20(1)	46,500	46,470
	Par Value	Value
Agency—continued
K017, A2 2.873%, 12/25/21	$ 1,937	$ 1,969
K025, A1 1.875%, 4/25/22	16,263	16,167
KS05, A (1 month LIBOR + 0.500%) 2.930%, 1/25/23(1)	5,804	5,806
KF15, A (1 month LIBOR + 0.670%) 3.100%, 2/25/23(1)	3,455	3,458
KF22, A (1 month LIBOR + 0.500%) 2.930%, 7/25/23(1)	5,560	5,564
KF28, A (1 month LIBOR + 0.360%) 2.791%, 1/25/24(1)	9,485	9,461
KF29, A (1 month LIBOR + 0.360%) 2.791%, 2/25/24(1)	5,279	5,270
KF31, A (1 month LIBOR + 0.370%) 2.801%, 4/25/24(1)	3,100	3,090
KF42, A (1 month LIBOR + 0.250%) 2.680%, 12/25/24(1)	478	476
KL3W, AFLW (1 month LIBOR + 0.450%) 2.881%, 8/25/25(1)	9,285	9,264
KL4L, ACR (1 month LIBOR + 0.500%) 2.930%, 11/25/25(1)	5,214	5,183
KF58, A (1 month LIBOR + 0.500%) 2.930%, 1/25/26(1)	29,587	29,596
KF62, A (1 month LIBOR + 0.480%) 2.961%, 4/25/26(1)	24,425	24,494
X3FL, AFL (1 month LIBOR + 0.240%) 2.671%, 3/25/27(1)	840	824
KSKY, AT (1 month LIBOR + 0.440%) 2.871%, 8/25/27(1)	17,000	16,692
4203, PF (1 month LIBOR + 0.250%) 2.644%, 9/15/42(1)	14,144	14,066
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%) 2.744%, 4/15/34(1)	5,631	5,631
2796, F (1 month LIBOR + 0.500%) 2.894%, 5/15/34(1)	3,586	3,609
3136, FA (1 month LIBOR + 0.550%) 2.944%, 4/15/36(1)	12,788	12,875
4057, CF (1 month LIBOR + 0.450%) 2.844%, 4/15/39(1)	4,904	4,914
3820, FA (1 month LIBOR + 0.350%) 2.744%, 3/15/41(1)	14,577	14,577
3990, GF (1 month LIBOR + 0.400%) 2.794%, 3/15/41(1)	6,643	6,662
Federal National Mortgage Association
Pool #AM6648 2.205%, 11/1/19	2,000	1,997
Pool #AM2078 1.670%, 1/1/20	10,606	10,550
Pool #465872 4.150%, 8/1/20	860	859
(SOFRRATE + 0.750%) 2.495%, 10/30/20(1)	4,875	4,878
Pool #AL4705 2.986%, 11/1/20	1,497	1,512
2011-M1, FA (1 month LIBOR + 0.450%) 2.854%, 6/25/21(1)	17,123	17,054
Pool #AM1999 1.870%, 7/1/21	1,305	1,302
2014-M12, FA (1 month LIBOR + 0.300%) 2.742%, 10/25/21(1)	978	976
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AN3539 (1 month LIBOR + 0.470%) 2.951%, 11/1/21(1)	$16,626	$ 16,649
Pool #AN1278 2.360%, 5/1/22	2,178	2,186
2012-M13, A2 2.377%, 5/25/22	1,982	1,994
Pool #AM9651 (1 month LIBOR + 0.300%) 2.731%, 8/1/22(1)	14,125	14,115
Pool #AM2292 (1 month LIBOR + 0.350%) 2.831%, 1/1/23(1)	2,776	2,767
Pool #AN3414 (1 month LIBOR + 0.600%) 3.031%, 1/1/23(1)	11,419	11,455
2016-M3, ASQ2 2.263%, 2/25/23	1,063	1,062
Pool #AN2605 (1 month LIBOR + 0.460%) 2.891%, 8/1/23(1)	10,000	10,000
Pool #109518 (1 month LIBOR + 0.320%) 2.751%, 9/1/23(1)	17,020	17,003
Pool #109522 (1 month LIBOR + 0.320%) 2.751%, 9/1/23(1)	31,700	31,668
Pool #109523 (1 month LIBOR + 0.320%) 2.751%, 9/1/23(1)	21,760	21,738
Pool #AN1582 (1 month LIBOR + 0.440%) 2.871%, 9/1/23(1)	14,525	14,526
2016-M9, FA (1 month LIBOR + 0.590%) 3.032%, 9/25/23(1)	16,955	16,910
Pool #BL0422 (1 month LIBOR + 0.370%) 2.801%, 11/1/23(1)	21,000	20,987
Pool #AM4510 (1 month LIBOR + 0.490%) 2.971%, 11/1/23(1)	1,648	1,648
2016-M13, FA (1 month LIBOR + 0.670%) 3.112%, 11/25/23(1)	6,711	6,689
Pool #AN3845 (1 month LIBOR + 0.540%) 3.021%, 12/1/23(1)	15,858	15,820
Pool #AN4364 (1 month LIBOR + 0.590%) 3.021%, 1/1/24(1)	2,968	2,969
Pool #AN4300 (1 month LIBOR + 0.560%) 3.041%, 1/1/24(1)	14,101	14,067
2017-M2, FA (1 month LIBOR + 0.530%) 3.010%, 2/25/24(1)	7,302	7,266
2017-M11, FA (1 month LIBOR + 0.470%) 2.912%, 9/25/24(1)	6,299	6,284
2018-M3, FA (1 month LIBOR + 0.280%) 2.722%, 2/25/25(1)	3,812	3,769
2018-M12, FA (1 month LIBOR + 0.400%) 2.842%, 8/25/25(1)	4,006	3,980
2015-M14, FA (1 month LIBOR + 0.620%) 3.024%, 10/25/25(1)	6,938	6,928
2019-M4, FA (1 month LIBOR + 0.560%) 3.002%, 2/25/26(1)	16,482	16,393
2016-M8, FA (1 month LIBOR + 0.500%) 2.904%, 7/25/26(1)	40,683	40,452
Pool #AN3661 (1 month LIBOR + 0.580%) 3.011%, 11/1/26(1)	2,964	2,962
Pool #AN9657 (1 month LIBOR + 0.370%) 2.801%, 6/1/28(1)	5,550	5,547
Pool #AD0064 (6 month LIBOR + 1.551%) 4.321%, 1/1/35(1)	2,979	3,081
Pool #AL2202 (12 month LIBOR + 1.715%) 4.637%, 6/1/36(1)	3,299	3,464
Pool #AL0960 (12 month LIBOR + 1.693%) 4.558%, 7/1/37(1)	6,652	6,971
	Par Value	Value
Agency—continued
Pool #AL0270 (12 month LIBOR + 1.676%) 4.516%, 8/1/38(1)	$ 3,015	$ 3,162
Pool #AL6516 (12 month LIBOR + 1.747%) 4.667%, 4/1/40(1)	5,063	5,316
Pool #AL7812 (12 month LIBOR + 1.732%) 4.527%, 11/1/40(1)	9,722	10,173
Pool #AE0544 (12 month LIBOR + 1.743%) 4.558%, 11/1/40(1)	3,639	3,805
Pool #AL7477 (12 month LIBOR + 1.798%) 4.603%, 12/1/40(1)	4,073	4,274
Pool #AL0323 (12 month LIBOR + 1.816%) 4.693%, 6/1/41(1)	3,818	4,009
Pool #AL8796 (12 month LIBOR + 1.807%) 4.670%, 9/1/41(1)	11,932	12,489
Pool #AL8872 (12 month LIBOR + 1.798%) 4.686%, 7/1/42(1)	18,462	19,359
Pool #BM4557 (12 month LIBOR + 1.750%) 3.821%, 5/1/45(1)	6,926	7,148
Federal National Mortgage Association REMIC
2013-62, FQ (1 month LIBOR + 0.250%) 2.654%, 9/25/32(1)	8,180	8,168
2018-92, AF (1 month LIBOR + 0.400%) 2.804%, 5/25/33(1)	10,952	10,975
2016-32, FA (1 month LIBOR + 0.400%) 2.804%, 10/25/34(1)	17,932	17,932
2005-17, FA (1 month LIBOR + 0.300%) 2.704%, 3/25/35(1)	8,434	8,413
2005-58, KF (1 month LIBOR + 0.500%) 2.904%, 7/25/35(1)	5,030	5,041
2018-96, FC (1 month LIBOR + 0.450%) 2.854%, 10/25/35(1)	12,534	12,563
2006-63, FD (1 month LIBOR + 0.450%) 2.854%, 7/25/36(1)	6,537	6,546
2006-113, NF (1 month LIBOR + 0.350%) 2.754%, 9/25/36(1)	5,677	5,680
2011-117, PF (1 month LIBOR + 0.350%) 2.754%, 7/25/39(1)	4,530	4,540
2010-137, WB 4.608%, 7/25/40(1)	2,486	2,574
2013-34, PF (1 month LIBOR + 0.350%) 2.754%, 8/25/42(1)	9,194	9,185
2013-58, FY (1 month LIBOR + 0.250%) 2.654%, 2/25/43(1)	6,102	6,078
FREMF Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.724%, 2/25/20(1)	29,013	29,007
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(1)	6,567	6,550
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.515%, 11/25/35(1)	31,943	31,994
2016-SB13, A5H (1 month LIBOR + 2.060%) 2.060%, 1/25/36(1)	5,624	5,605
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(1)	11,398	11,370
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(1)	5,386	5,368
2016-SB23, A5H (1 month LIBOR + 1.980%) 1.980%, 9/25/36(1)	2,057	2,046
2018-SB50, A5H (1 month LIBOR + 3.000%) 3.000%, 4/25/38(1)	1,229	1,254
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(1)	4,862	4,845
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Agency—continued
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.844%, 7/16/33(1)	$ 5,291	$ 5,312
2003-67, FP (1 month LIBOR + 0.900%) 3.283%, 8/20/33(1)	4,524	4,620
2004-38, FA (1 month LIBOR + 0.400%) 2.794%, 5/16/34(1)	6,822	6,864
2004-106, F (1 month LIBOR + 0.250%) 2.644%, 12/16/34(1)	5,570	5,550
2005-41, FC (1 month LIBOR + 0.300%) 2.683%, 5/20/35(1)	8,489	8,438
2017-116, F (1 month LIBOR + 0.250%) 2.644%, 8/16/35(1)	6,594	6,569
2014-94, FB (1 month LIBOR + 0.250%) 2.633%, 9/20/35(1)	11,769	11,687
2011-133, PF (1 month LIBOR + 0.400%) 2.783%, 12/20/35(1)	4,753	4,762
2009-121, NF (1 month LIBOR + 0.500%) 2.883%, 2/20/37(1)	11,332	11,398
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(1)	849	861
Pool #MA4731 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 9/20/47(1)	910	919
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(1)	1,921	1,945
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(1)	10,210	10,352
Pool #MA5155 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 4/20/48(1)	1,444	1,460
Pool #BG8679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/48(1)	7,535	7,619
Pool #BH1807 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 7/20/48(1)	3,437	3,467
2016-H22, FJ (1 month LIBOR + 0.390%) 2.857%, 10/20/66(1)	8,243	8,239
2017-H13, FJ (1 month LIBOR + 0.200%) 2.667%, 5/20/67(1)	3,287	3,284
2017-H24, FJ (1 month LIBOR + 0.250%) 2.717%, 10/20/67(1)	2,384	2,381
Independence Place 2.968%, 7/1/29	5,591	5,593
NCUA Guaranteed Notes Trust
2011-R1, 1A (1 month LIBOR + 0.450%) 2.869%, 1/8/20(1)	11,959	11,987
2011-R2, 1A (1 month LIBOR + 0.400%) 2.818%, 2/6/20(1)	20,013	20,031
2011-R3, 1A (1 month LIBOR + 0.400%) 2.813%, 3/11/20(1)	577	578
2010-R1, 1A (1 month LIBOR + 0.450%) 2.869%, 10/7/20(1)	7,911	7,924
2010-R2, 2A (1 month LIBOR + 0.470%) 2.889%, 11/5/20(1)	63,033	63,079
2010-R3, 1A (1 month LIBOR + 0.560%) 2.978%, 12/8/20(1)	8,021	8,039
2010-R3, 2A (1 month LIBOR + 0.560%) 2.978%, 12/8/20(1)	1,823	1,829
	Par Value	Value
Agency—continued
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 2.850%, 5/25/27(1)	$ 8,104	$ 8,102
Pool #510083 (PRIME minus 2.650%) 2.850%, 9/25/27(1)	1,607	1,607
Pool #510241 (PRIME minus 2.600%) 2.900%, 10/25/27(1)	4,880	4,896
Pool #510254 (PRIME minus 2.600%) 2.900%, 5/25/28(1)	10,511	10,543
Pool #510228 (PRIME minus 2.500%) 3.000%, 7/25/28(1)	1,439	1,442
Pool #510219 (PRIME minus 2.650%) 2.850%, 11/25/28(1)	4,382	4,382
Pool #510273 (PRIME minus 2.500%) 3.000%, 11/25/28(1)	8,347	8,376
Pool #510256 (PRIME minus 2.600%) 2.900%, 12/25/28(1)	10,587	10,617
Pool #510032 (PRIME minus 2.650%) 2.850%, 6/25/34(1)	5,701	5,701
		1,226,359

Total Mortgage-Backed Securities (Identified Cost $1,222,659)		1,226,359

Asset-Backed Security—1.4%
Student Loan—1.4%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.769%, 12/7/20(1)	19,513	19,479
Total Asset-Backed Security (Identified Cost $19,513)		19,479

Total Long-Term Investments—99.3% (Identified Cost $1,403,126)		1,407,092

	Shares
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	7,579,234	7,579
Total Short-Term Investment (Identified Cost $7,579)		7,579

TOTAL INVESTMENTS—99.8% (Identified Cost $1,410,705)		$1,414,671
Other assets and liabilities, net—0.2%		2,460
NET ASSETS—100.0%		$1,417,131

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 19,479	$ —	$ 19,479
Mortgage-Backed Securities	1,226,359	—	1,226,359
U.S. Government Securities	161,254	—	161,254
Money Market Mutual Fund	7,579	7,579	—
Total Investments	$1,414,671	$7,579	$1,407,092
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—94.5%
Agency—93.7%
Dominium 2.980%, 7/1/29(1)	$ 137	$ 140
Federal Home Loan Mortgage Corp.
Pool #G05477 4.500%, 5/1/39	127	137
Pool #G08347 4.500%, 6/1/39	22	23
Pool #G05606 4.500%, 7/1/39	255	274
Pool #G07491 4.500%, 3/1/42	188	202
Pool #G07031 4.000%, 5/1/42	354	374
Pool #C04123 4.000%, 7/1/42	230	243
Pool #Q10929 3.500%, 9/1/42	298	310
Pool #G60019 4.500%, 3/1/44	338	361
Pool #Q26366 4.000%, 5/1/44	143	152
Pool #V81283 4.000%, 7/1/44	293	307
Pool #G60183 4.000%, 12/1/44	138	144
Pool #Q31645 4.000%, 2/1/45	68	71
Pool #V81992 4.000%, 10/1/45	420	439
Pool #Q38473 4.000%, 1/1/46	454	475
Pool #Q39440 4.000%, 3/1/46	576	604
Pool #G08706 3.500%, 5/1/46	389	401
Pool #Q40815 3.500%, 6/1/46	399	415
Pool #G60661 4.000%, 7/1/46	74	78
Pool #G61721 3.500%, 11/1/46	98	101
Pool #V83115 4.500%, 3/1/47	398	419
Pool #Q53881 4.500%, 1/1/48	438	465
Federal National Mortgage Association
Pool #BL0387 4.280%, 5/1/28	328	360
Pool #AN9768 3.730%, 9/1/28	255	276
Pool #BL1788 3.920%, 5/1/29	713	780
Pool #AN6391 3.110%, 10/1/29	500	515
Pool #MA3575 3.500%, 12/1/38	233	240
Pool #AL7497 3.500%, 9/1/40	1,323	1,364
Pool #MA0639 4.000%, 2/1/41	410	432
	Par Value	Value
Agency—continued
Pool #AL0215 4.500%, 4/1/41	$ 145	$ 155
Pool #AI5868 4.500%, 7/1/41	186	200
Pool #890381 3.500%, 10/1/41	261	270
Pool #AJ9327 3.500%, 1/1/42	154	159
Pool #AW8154 3.500%, 1/1/42	479	496
Pool #AS9571 3.500%, 5/1/42	391	406
Pool #AO8632 3.500%, 7/1/42	378	393
Pool #AL6223 4.500%, 8/1/44	397	425
Pool #AX2491 4.000%, 10/1/44	492	515
Pool #MA2190 4.000%, 2/1/45	692	724
Pool #MA2341 4.500%, 6/1/45	111	118
Pool #AY8851 4.000%, 8/1/45	193	202
Pool #BE5050 4.000%, 9/1/45	178	186
Pool #AZ9213 4.000%, 10/1/45	450	471
Pool #AS6515 4.000%, 1/1/46	61	64
Pool #BA4799 4.000%, 2/1/46	469	495
Pool #BE7213 4.000%, 4/1/47	360	374
Pool #BE9598 4.000%, 5/1/47	402	419
Pool #BH7587 4.500%, 8/1/47	236	249
Pool #BH9313 3.500%, 9/1/47	97	100
Pool #BK6440 4.000%, 6/1/48	262	279
Pool #BN4541 4.000%, 2/1/49	155	161
Pool #MA3664 4.000%, 5/1/49	590	610
FRESB Mortgage Trust 2016-SB20, A10F 2.250%, 7/25/26(2)	476	470
Government National Mortgage Association
Pool #AE8170 4.000%, 2/15/44	80	85
Pool #626962 4.000%, 7/15/45	611	656
Pool #MA5596 4.500%, 11/20/48	632	659
Pool #MA5652 4.500%, 12/20/48	1,167	1,217
Pool #MA5712 5.000%, 1/20/49	101	106
See Notes to Financial Statements.

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA5819 5.000%, 3/20/49	$ 402	$ 422
		21,188

Non-Agency—0.8%
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(3)	190	196
Total Mortgage-Backed Securities (Identified Cost $20,938)		21,384

Total Long-Term Investments—94.5% (Identified Cost $20,938)		21,384

	Shares
Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(4)	562,361	562
Total Short-Term Investment (Identified Cost $562)		562

Value

TOTAL INVESTMENTS—97.0% (Identified Cost $21,500)	$21,946
Other assets and liabilities, net—3.0%	671
NET ASSETS—100.0%	$22,617

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $196 or 0.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$21,384	$ —	$21,244	$140
Money Market Mutual Fund	562	562	—	—
Total Investments	$21,946	$562	$21,244	$140
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities
Investments in Securities
Balance as of December 31, 2018:	$ —	$ —
Change in unrealized appreciation (depreciation)(a)	2	2
Purchases	138	138
Balance as of June 30, 2019	$140	$140
(a) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $2.
See Notes to Financial Statements.

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.5%
U.S. Treasury Bill 0.000%, 10/3/19	$ 2,000	$ 1,989
U.S. Treasury Note
1.000%, 11/15/19	3,000	2,987
2.250%, 3/31/20	600	601
Total U.S. Government Securities (Identified Cost $5,571)		5,577

Mortgage-Backed Securities—46.0%
Agency—36.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K711, A2 1.730%, 7/25/19	33	33
Federal National Mortgage Association
Pool #AM6648 2.205%, 11/1/19	2,000	1,997
Pool #AM3442 1.750%, 5/1/20	600	597
Pool #AN3539 (1 month LIBOR + 0.470%) 2.951%, 11/1/21(1)	949	950
2013-M5, ASQ4 1.919%, 1/25/22	486	484
Pool #AN2773 2.340%, 4/1/22	198	198
Pool #AM8254 2.710%, 6/1/22	559	567
Pool #AM2292 (1 month LIBOR + 0.350%) 2.831%, 1/1/23(1)	1,153	1,149
Pool #AN3414 (1 month LIBOR + 0.600%) 3.031%, 1/1/23(1)	950	953
Pool #AN1582 (1 month LIBOR + 0.440%) 2.871%, 9/1/23(1)	1,000	1,000
Pool #BL0422 (1 month LIBOR + 0.370%) 2.801%, 11/1/23(1)	1,500	1,499
Pool #AN3845 (1 month LIBOR + 0.540%) 3.021%, 12/1/23(1)	2,574	2,568
Pool #AN4364 (1 month LIBOR + 0.590%) 3.021%, 1/1/24(1)	993	993
Pool #AN4300 (1 month LIBOR + 0.560%) 3.041%, 1/1/24(1)	2,949	2,942
FREMF Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.724%, 2/25/20(1)	1,265	1,265
FRESB Mortgage Trust
2016-SB21, A5F 1.810%, 9/25/21(1)	377	374
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(1)	396	396
2016-SB23, A5H (1 month LIBOR + 1.980%) 1.980%, 9/25/36(1)	794	789
2018-SB50, A5H (1 month LIBOR + 3.000%) 3.000%, 4/25/38(1)	492	502
NCUA Guaranteed Notes Trust
2011-R2, 1A (1 month LIBOR + 0.400%) 2.818%, 2/6/20(1)	553	553
2010-R2, 2A (1 month LIBOR + 0.470%) 2.889%, 11/5/20(1)	2,228	2,230
	Par Value	Value
Agency—continued
Small Business Administration Pool #510273 (PRIME minus 2.500%) 3.000%, 11/25/28(1)	$ 1,669	$ 1,675
		23,714

Non-Agency—9.7%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.116%, 3/15/37(1)(2)	1,000	996
FREMF Mortgage Trust 2014-K503, B 144A 3.159%, 10/25/47(1)(2)	1,325	1,323
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%) 144A 3.544%, 5/15/38(1)(2)	250	250
Holmes Master Issuer plc 2018-2A, A1 (1 month LIBOR + 0.350%) 144A 2.744%, 7/15/19(1)(2)	151	151
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(2)	525	531
SLIDE 2018-FUN, A (1 month LIBOR + 0.900%) 144A 3.294%, 6/15/31(1)(2)	980	981
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(1)(2)	830	843
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%) 3.394%, 8/15/45(1)(2)	1,259	1,264
		6,339

Total Mortgage-Backed Securities (Identified Cost $30,024)		30,053

Asset-Backed Securities—21.9%
Automobiles—8.9%
Canadian Pacer Auto Receivables Trust 2019-1A, A1 144A 2.596%, 4/20/20(2)	757	757
Capital Auto Receivables Asset Trust 2018-1, A2A 144A 2.540%, 10/20/20(2)	340	340
Fifth Third Auto Trust 2019-1, A1 2.576%, 5/15/20	324	324
Ford Credit Auto Lease Trust 2019-A, A1 2.664%, 3/15/20	536	536
Ford Credit Auto Owner Trust 2018-A, A2B (1 month LIBOR + 0.100%) 2.494%, 2/15/21(1)	263	263
Hyundai Auto Lease Securitization Trust 2018-A, A2B (1 month LIBOR + 0.200%) 144A 2.594%, 8/17/20(1)(2)	588	589
Mercedes-Benz Master Owner Trust 2018-BA, A (1 month LIBOR + 0.340%) 144A 2.734%, 5/15/23(1)(2)	990	990
Nissan Master Owner Trust Receivables 2017-C, A (1 month LIBOR + 0.320%) 2.714%, 10/17/22(1)	1,150	1,150
Securitized Term Auto Receivables Trust 2017-1A, A3 144A 1.890%, 8/25/20(2)	485	485
See Notes to Financial Statements.

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Toyota Auto Receivables Owner Trust 2018-A, A2B (1 month LIBOR + 0.070%) 2.464%, 10/15/20(1)	$ 367	$ 367
		5,801

Credit Card—12.4%
American Express Credit Account Master Trust 2018-3, A (1 month LIBOR + 0.320%) 2.714%, 10/15/25(1)	1,000	999
Barclays Dryrock Issuance Trust
2016-1, A 1.520%, 5/16/22	530	530
2018-1, A (1 month LIBOR + 0.330%) 2.724%, 7/15/24(1)	710	710
Cabela’s Credit Card Master Note Trust 2015-2, A1 2.250%, 7/17/23	1,207	1,207
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 3.147%, 5/15/28(1)	1,253	1,231
GE Capital Credit Card Master Note Trust 2012-7, A 1.760%, 9/15/22	1,200	1,198
Master Credit Card Trust II 2017-1A, B 144A 2.560%, 7/21/21(2)	1,000	999
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(2)	400	405
World Financial Network Credit Card Master Trust 2016-C, M 1.980%, 8/15/23	852	850
		8,129

Student Loan—0.6%
Goal Capital Funding Trust 2005-2, A3 (3 month LIBOR + 0.170%) 2.691%, 5/28/30(1)	115	115
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.769%, 12/7/20(1)	295	295
		410

Total Asset-Backed Securities (Identified Cost $14,269)		14,340

Corporate Bonds and Notes—18.9%
Communication Services—0.6%
AT&T, Inc. (3 month LIBOR + 0.930%) 3.260%, 6/30/20(1)	400	403
Consumer Discretionary—2.5%
American Honda Finance Corp. (3 month LIBOR + 0.270%) 2.861%, 7/20/20(1)	600	601
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 3.035%, 8/13/21(1)(2)	440	441
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 2.973%, 2/22/21(1)(2)	580	580
		1,622

	Par Value	Value

Energy—0.9%
Phillips 66 (3 month LIBOR + 0.600%) 3.121%, 2/26/21(1)	$ 580	$ 580
Financials—11.4%
American Express Co. (3 month LIBOR + 0.525%) 3.050%, 5/17/21(1)	290	291
Bank of Montreal (3 month LIBOR + 0.460%) 3.057%, 4/13/21(1)	580	582
Citigroup, Inc. 2.650%, 10/26/20	679	681
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 3.016%, 4/26/21(1)	440	441
Diageo Capital plc (3 month LIBOR + 0.240%) 2.760%, 5/18/20(1)	585	585
John Deere Capital Corp. (3 month LIBOR + 0.400%) 2.872%, 6/7/21(1)	500	502
JPMorgan Chase & Co. (3 month LIBOR + 1.205%) 3.787%, 10/29/20(1)	400	405
Lloyds Bank plc (3 month LIBOR + 0.490%) 3.055%, 5/7/21(1)	450	450
Metropolitan Life Global Funding I (SOFRRATE + 0.570%) 144A 2.990%, 9/7/20(1)(2)	870	872
Morgan Stanley (3 month LIBOR + 0.550%) 3.095%, 2/10/21(1)	590	591
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 2.885%, 8/6/21(1)(2)	440	441
SunTrust Bank (3 month LIBOR + 0.530%) 3.113%, 1/31/20(1)	437	438
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 2.877%, 4/13/21(1)	590	592
US Bank NA (3 month LIBOR + 0.320%) 2.906%, 4/26/21(1)	580	581
		7,452

Health Care—2.6%
Bristol-Myers Squibb Co. (3 month LIBOR + 0.200%) 144A 2.724%, 11/16/20(1)(2)	600	600
CVS Health Corp. (3 month LIBOR + 0.630%) 3.083%, 3/9/20(1)	623	624
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 2.878%, 5/14/21(1)	440	441
		1,665

Materials—0.9%
Newmont Goldcorp Corp. 5.125%, 10/1/19	600	603
Total Corporate Bonds and Notes (Identified Cost $12,305)		12,325

Commercial Paper—3.1%
CVS 2.460%, 7/1/19	1,000	1,000
See Notes to Financial Statements.

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Commercial Paper—continued
Duke Energy Corp. 144A 2.470%, 7/1/19(2)	$ 1,000	$ 1,000
Total Commercial Paper (Identified Cost $2,000)		2,000

Total Long-Term Investments—98.4% (Identified Cost $64,169)		64,295

TOTAL INVESTMENTS—98.4% (Identified Cost $64,169)		$64,295
Other assets and liabilities, net—1.6%		1,027
NET ASSETS—100.0%		$65,322

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $14,838 or 22.7% of net assets.

Country Weightings†
United States	92%
Canada	5
United Kingdom	2
Netherlands	1
Total	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$14,340	$14,340
Commercial Paper	2,000	2,000
Corporate Bonds and Notes	12,325	12,325
Mortgage-Backed Securities	30,053	30,053
U.S. Government Securities	5,577	5,577
Total Investments	$64,295	$64,295
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investment in securities at value(1)	$ 132,686	$ 44,719	$ 4,062,604
Cash	2,853	318	101,250
Receivables
Investment securities sold	2,443	1,049	137,461
Fund shares sold	32	— (a)	4,992
Dividends and interest	786	333	10,735
Prepaid Trustees’ retainer	2	1	67
Prepaid expenses	42	23	181
Other assets	8	3	269
Total assets	138,852	46,446	4,317,559
Liabilities
Swaps at value(2)	—	44	—
Payables
Fund shares repurchased	335	4	13,801
Investment securities purchased	4,038	2,504	29,358
Dividend distributions	18	1	2,837
Investment advisory fees	12	7	1,144
Distribution and service fees	2	2	46
Administration and accounting fees	13	4	397
Transfer agent and sub-transfer agent fees and expenses	42	19	890
Professional fees	17	17	20
Trustee deferred compensation plan	8	3	269
Other accrued expenses	8	1	295
Total liabilities	4,493	2,606	49,057
Net Assets	$ 134,359	$ 43,840	$ 4,268,502
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 134,441	$ 42,304	$ 4,777,349
Accumulated earnings (loss)	(82)	1,536	(508,847)
Net Assets	$ 134,359	$ 43,840	$ 4,268,502
Net Assets:
Class A	$ 6,176	$ 5,132	$ 51,684
Class C	$ —	$ 577	$ 43,179
Class I	$ 124,997	$ 38,131	$ 3,571,819
Class R	$ 3,066	$ —	$ —
Class R6	$ 120	$ —	$ 601,820
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	572,456	586,564	6,084,437
Class C	—	66,261	5,081,229
Class I	11,582,376	4,380,931	420,472,815
Class R	283,903	—	—
Class R6	11,112	—	70,805,389
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.79	$ 8.75	$ 8.49
Class C	$ —	$ 8.71	$ 8.50
Class I	$ 10.79	$ 8.70	$ 8.49
Class R	$ 10.80	$ —	$ —
Class R6	$ 10.79	$ —	$ 8.50
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.21	$ 9.09	$ 8.73
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
(1) Investment in securities at cost	$ 129,447	$ 42,336	$ 4,238,996
(2) Includes premiums paid on over-the-counter credit default swaps	$ —	$ (22)	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)	$ 55,183	$ 329,056	$ 300,655
Cash	— (a)	2,906	7,448
Receivables
Investment securities sold	—	9,384	7,795
Fund shares sold	— (a)	108	947
Dividends and interest	491	4,880	4,372
Prepaid Trustees’ retainer	1	6	6
Prepaid expenses	22	37	59
Other assets	3	20	19
Total assets	55,700	346,397	321,301
Liabilities
Payables
Fund shares repurchased	22	511	746
Investment securities purchased	3,657	13,386	10,094
Dividend distributions	17	148	123
Investment advisory fees	9	122	82
Distribution and service fees	1	8	1
Administration and accounting fees	5	31	28
Transfer agent and sub-transfer agent fees and expenses	11	84	68
Professional fees	17	18	19
Trustee deferred compensation plan	3	20	19
Other accrued expenses	3	18	17
Total liabilities	3,745	14,346	11,197
Net Assets	$ 51,955	$ 332,051	$ 310,104
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 49,517	$ 420,675	$ 369,484
Accumulated earnings (loss)	2,438	(88,624)	(59,380)
Net Assets	$ 51,955	$ 332,051	$ 310,104
Net Assets:
Class A	$ 7,118	$ 17,606	$ 3,339
Class I	$ 44,837	$ 268,371	$ 305,395
Class R	$ —	$ 10,741	$ 54
Class R6	$ —	$ 35,333	$ 1,316
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	588,049	2,784,520	412,211
Class I	3,704,823	42,494,628	36,761,003
Class R	—	1,699,721	6,442
Class R6	—	5,595,969	158,336
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.10	$ 6.32	$ 8.10
Class I	$ 12.10	$ 6.32	$ 8.31
Class R	$ —	$ 6.32	$ 8.31
Class R6	$ —	$ 6.31	$ 8.31
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.44	$ 6.57	$ 8.42
Maximum Sales Charge - Class A	2.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 53,480	$ 335,550	$ 300,109

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Assets
Investment in securities at value(1)	$ 317,137	$ 7,971	$ 15,839
Cash	10,119	57	—
Receivables
Investment securities sold	1,484	—	—
Fund shares sold	420	—	— (a)
Receivable from adviser	—	4	2
Dividends and interest	3,691	39	177
Prepaid Trustees’ retainer	5	— (a)	— (a)
Prepaid expenses	33	27	24
Other assets	20	— (a)	1
Total assets	332,909	8,098	16,043
Liabilities
Cash overdraft	—	—	— (a)
Payables
Fund shares repurchased	264	2	10
Investment securities purchased	5,945	—	563
Dividend distributions	136	— (a)	1
Investment advisory fees	77	—	—
Distribution and service fees	2	1	— (a)
Administration and accounting fees	30	1	2
Transfer agent and sub-transfer agent fees and expenses	88	3	4
Professional fees	18	17	17
Trustee deferred compensation plan	20	— (a)	1
Other accrued expenses	16	— (a)	1
Total liabilities	6,596	24	599
Net Assets	$ 326,313	$ 8,074	$ 15,444
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 315,422	$ 8,246	$ 15,221
Accumulated earnings (loss)	10,891	(172)	223
Net Assets	$ 326,313	$ 8,074	$ 15,444
Net Assets:
Class A	$ 10,170	$ 2,369	$ 1,719
Class C	$ —	$ 723	$ —
Class I	$ 316,143	$ 4,982	$ 13,725
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	858,192	237,705	170,266
Class C	—	72,591	—
Class I	26,708,554	501,349	1,358,756
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.85	$ 9.97	$ 10.10
Class C	$ —	$ 9.96	$ —
Class I	$ 11.84	$ 9.94	$ 10.10
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.19	$ 10.20	$ 10.33
Maximum Sales Charge - Class A	2.75%	2.25%	2.25%
(1) Investment in securities at cost	$ 308,060	$ 7,859	$ 15,662

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Assets
Investment in securities at value(1)	$ 383,773	$ 1,414,671	$ 21,946
Cash	8,732	11,074	746
Cash pledged as collateral for swaps	— (a)	—	—
Unrealized appreciation on forward foreign currency exchange contracts	345	—	—
Receivables
Investment securities sold	1,455	2,465	—
Fund shares sold	96	1,777	24
Receivable from adviser	—	—	2
Dividends and interest	2,437	2,984	67
Prepaid Trustees’ retainer	5	30	— (a)
Prepaid expenses	45	73	31
Other assets	24	87	1
Total assets	396,912	1,433,161	22,817
Liabilities
Swaps at value(2)	675	—	—
Unrealized depreciation on forward foreign currency exchange contracts	77	—	—
Payables
Fund shares repurchased	814	2,773	21
Investment securities purchased	4,335	12,153	138
Dividend distributions	19	308	1
Investment advisory fees	41	128	—
Distribution and service fees	13	2	1
Administration and accounting fees	36	129	3
Transfer agent and sub-transfer agent fees and expenses	85	371	17
Professional fees	21	20	17
Trustee deferred compensation plan	24	87	1
Other accrued expenses	30	59	1
Total liabilities	6,170	16,030	200
Net Assets	$ 390,742	$ 1,417,131	$ 22,617
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 402,549	$ 1,418,666	$ 22,469
Accumulated earnings (loss)	(11,807)	(1,535)	148
Net Assets	$ 390,742	$ 1,417,131	$ 22,617
Net Assets:
Class A	$ 11,214	$ 8,521	$ 6,247
Class C	$ —	$ —	$ 685
Class I	$ 296,317	$ 1,378,880	$ 15,685
Class R	$ 26,326	$ —	$ —
Class R6	$ 56,885	$ 29,730	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,023,379	851,912	559,418
Class C	—	—	61,276
Class I	27,954,019	137,886,291	1,402,328
Class R	2,483,108	—	—
Class R6	5,367,937	2,969,004	—
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.96	$ 10.00	$ 11.17
Class C	$ —	$ —	$ 11.18
Class I	$ 10.60	$ 10.00	$ 11.19
Class R	$ 10.60	$ —	$ —
Class R6	$ 10.60	$ 10.01	$ —
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.39	$ —	$ 11.43
Maximum Sales Charge - Class A	3.75%	—%	2.25%
(1) Investment in securities at cost	$ 373,628	$ 1,410,705	$ 21,500
(2) Includes premiums paid on over-the-counter credit default swaps	$ (336)	$ —	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
Seix Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$ 64,295
Cash	1,128
Receivables
Investment securities sold	27
Fund shares sold	19
Dividends and interest	156
Prepaid Trustees’ retainer	1
Prepaid expenses	33
Other assets	4
Total assets	65,663
Liabilities
Payables
Fund shares repurchased	282
Dividend distributions	11
Investment advisory fees	1
Distribution and service fees	— (a)
Administration and accounting fees	7
Transfer agent and sub-transfer agent fees and expenses	17
Professional fees	17
Trustee deferred compensation plan	4
Other accrued expenses	2
Total liabilities	341
Net Assets	$ 65,322
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 65,354
Accumulated earnings (loss)	(32)
Net Assets	$ 65,322
Net Assets:
Class A	$ 1,379
Class I	$ 63,943
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	138,404
Class I	6,425,512
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.96
Class I	$ 9.95
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —
Maximum Sales Charge - Class A	—%
(1) Investment in securities at cost	$ 64,169

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Investment Income
Dividends	$ 28	$ 3	$ 1,571
Interest	2,024	763	142,340
Total investment income	2,052	766	143,911
Expenses
Investment advisory fees	170	80	9,896
Distribution and service fees, Class A	7	6	71
Distribution and service fees, Class C	—	5	222
Distribution and service fees, Class R	7	—	—
Administration and accounting fees	74	24	2,505
Transfer agent fees and expenses	29	9	1,060
Sub-transfer agent fees and expenses, Class A	5	2	33
Sub-transfer agent fees and expenses, Class C	—	— (1)	9
Sub-transfer agent fees and expenses, Class I	91	23	2,304
Custodian fees	1	— (1)	—
Printing fees and expenses	6	2	195
Professional fees	13	12	59
Borrowing expense	—	—	133
Registration fees	27	21	115
Trustees’ fees and expenses	6	1	256
Miscellaneous expenses	9	2	317
Total expenses	445	187	17,175
Less expenses reimbursed and/or waived by investment adviser(2)	(95)	(38)	(2,194)
Less low balance account fees	— (1)	—	—
Net expenses	350	149	14,981
Net investment income (loss)	1,702	617	128,930
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,573	363	(29,043)
Foreign currency transactions	—	— (1)	—
Swaps	—	(181)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,939	2,663	156,444
Foreign currency transactions	—	— (1)	—
Swaps	—	(27)	—
Net realized and unrealized gain (loss) on investments	5,512	2,818	127,401
Net increase (decrease) in net assets resulting from operations	$7,214	$3,435	$256,331

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Investment Income
Dividends	$ 1	$ 92	$ 115
Interest	694	10,058	8,778
Total investment income	695	10,150	8,893
Expenses
Investment advisory fees	125	892	688
Distribution and service fees, Class A	5	21	4
Distribution and service fees, Class R	—	27	— (1)
Administration and accounting fees	30	172	162
Transfer agent fees and expenses	11	70	66
Sub-transfer agent fees and expenses, Class A	1	10	2
Sub-transfer agent fees and expenses, Class I	20	191	165
Sub-transfer agent fees and expenses, Class R	—	— (1)	— (1)
Custodian fees	— (1)	1	1
Printing fees and expenses	2	14	12
Professional fees	12	15	15
Registration fees	16	33	33
Trustees’ fees and expenses	3	14	13
Miscellaneous expenses	3	17	16
Total expenses	228	1,477	1,177
Less expenses reimbursed and/or waived by investment adviser(2)	(73)	(157)	(197)
Net expenses	155	1,320	980
Net investment income (loss)	540	8,830	7,913
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,188	(3,162)	(2,390)
Net change in unrealized appreciation (depreciation) on:
Investments	887	21,422	20,675
Net realized and unrealized gain (loss) on investments	2,075	18,260	18,285
Net increase (decrease) in net assets resulting from operations	$2,615	$27,090	$26,198

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Investment Income
Dividends	$ 47	$ 1	$ —(1)
Interest	4,314	110	159
Total investment income	4,361	111	159
Expenses
Investment advisory fees	805	17	29
Distribution and service fees, Class A	13	2	1
Distribution and service fees, Class C	—	5	—
Administration and accounting fees	171	8	12
Transfer agent fees and expenses	69	2	4
Sub-transfer agent fees and expenses, Class A	3	1	1
Sub-transfer agent fees and expenses, Class C	—	— (1)	—
Sub-transfer agent fees and expenses, Class I	180	3	8
Custodian fees	— (1)	— (1)	— (1)
Printing fees and expenses	11	1	1
Professional fees	15	12	12
Registration fees	21	20	13
Trustees’ fees and expenses	14	— (1)	1
Miscellaneous expenses	12	2	1
Total expenses	1,314	73	83
Less expenses reimbursed and/or waived by investment adviser(2)	(341)	(41)	(42)
Net expenses	973	32	41
Net investment income (loss)	3,388	79	118
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,652	1	105
Net change in unrealized appreciation (depreciation) on:
Investments	6,631	113	196
Net realized and unrealized gain (loss) on investments	11,283	114	301
Net increase (decrease) in net assets resulting from operations	$14,671	$193	$419

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Investment Income
Dividends	$ 92	$ 101	$ 9
Interest	6,367	19,468	385
Total investment income	6,459	19,569	394
Expenses
Investment advisory fees	525	1,316	45
Distribution and service fees, Class A	14	8	6
Distribution and service fees, Class C	—	—	5
Distribution and service fees, Class R	67	—	—
Administration and accounting fees	221	723	15
Transfer agent fees and expenses	90	297	5
Sub-transfer agent fees and expenses, Class A	12	1	23
Sub-transfer agent fees and expenses, Class C	—	—	— (1)
Sub-transfer agent fees and expenses, Class I	205	844	15
Custodian fees	1	2	— (1)
Printing fees and expenses	18	48	2
Professional fees	17	21	12
Registration fees	30	52	20
Trustees’ fees and expenses	21	51	1
Miscellaneous expenses	26	44	2
Total expenses	1,247	3,407	151
Less expenses reimbursed and/or waived by investment adviser(2)	(260)	(595)	(62)
Net expenses	987	2,812	89
Net investment income (loss)	5,472	16,757	305
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	10,660	92	137
Foreign currency transactions	1	—	—
Forward foreign currency transactions	1,408	—	—
Swaps	(1,947)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,469	1,549	459
Foreign currency transactions	(1)	—	—
Forward foreign currency transactions	168	—	—
Swaps	(411)	—	—
Net realized and unrealized gain (loss) on investments	16,347	1,641	596
Net increase (decrease) in net assets resulting from operations	$21,819	$18,398	$901

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
Seix Ultra-Short Bond Fund
Investment Income
Dividends	$ 14
Interest	939
Total investment income	953
Expenses
Investment advisory fees	71
Distribution and service fees, Class A	2
Administration and accounting fees	37
Transfer agent fees and expenses	14
Sub-transfer agent fees and expenses, Class A	— (1)
Sub-transfer agent fees and expenses, Class I	32
Custodian fees	— (1)
Printing fees and expenses	2
Professional fees	12
Registration fees	21
Trustees’ fees and expenses	2
Miscellaneous expenses	2
Total expenses	195
Less expenses reimbursed and/or waived by investment adviser(2)	(65)
Net expenses	130
Net investment income (loss)	823
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(32)
Net change in unrealized appreciation (depreciation) on:
Investments	287
Net realized and unrealized gain (loss) on investments	255
Net increase (decrease) in net assets resulting from operations	$1,078

(1)	Amount is less than $500.
(2)	See note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,702	$ 3,962	$ 617	$ 685
Net realized gain (loss)	3,573	(5,286)	182	(1,088)
Net change in unrealized appreciation (depreciation)	1,939	206	2,636	(616)
Increase (decrease) in net assets resulting from operations	7,214	(1,118)	3,435	(1,019)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(70)	(164)	(63)	(11)
Class C	—	—	(9)	(149)
Class I	(1,604)	(3,680)	(483)	(536)
Class R	(31)	(60)	—	—
Class R6	(2)	(60)	—	—
Tax Return on Capital:
Class A	—	(8)	—	—
Class I	—	(175)	—	—
Class R	—	(3)	—	—
Class R6	—	(3)	—	—
Total Dividends and Distributions to Shareholders	(1,707)	(4,153)	(555)	(696)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(62)	(2,213)	4,432	7
Class C	—	—	(4,933)	(618)
Class I	(16,388)	(44,955)	413	28,111
Class R	(149)	24	—	—
Class R6	2	(3,030)	—	—
Increase (decrease) in net assets from capital transactions	(16,597)	(50,174)	(88)	27,500
Net increase (decrease) in net assets	(11,090)	(55,445)	2,792	25,785
Net Assets
Beginning of period	145,449	200,894	41,048	15,263
End of Period	$ 134,359	$145,449	$ 43,840	$41,048
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 128,930	$ 310,670	$ 540	$ 2,052
Net realized gain (loss)	(29,043)	(36,071)	1,188	(447)
Net change in unrealized appreciation (depreciation)	156,444	(257,198)	887	(1,633)
Increase (decrease) in net assets resulting from operations	256,331	17,401	2,615	(28)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,442)	(4,754)	(71)	(233)
Class C	(991)	(1,990)	—	—
Class I	(107,513)	(243,162)	(470)	(2,218)
Class R6	(19,092)	(60,756)	—	—
Total Dividends and Distributions to Shareholders	(129,038)	(310,662)	(541)	(2,451)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(18,089)	(41,834)	63	(1,189)
Class C	(3,487)	(3,691)	—	—
Class I	(914,123)	70,322	1,282	(31,655)
Class R6	(222,731)	(421,336)	—	—
Increase (decrease) in net assets from capital transactions	(1,158,430)	(396,539)	1,345	(32,844)
Net increase (decrease) in net assets	(1,031,137)	(689,800)	3,419	(35,323)
Net Assets
Beginning of period	5,299,639	5,989,439	48,536	83,859
End of Period	$ 4,268,502	$5,299,639	$ 51,955	$ 48,536
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Income Fund		Seix High Yield Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 8,830	$ 21,583	$ 7,913	$ 20,005
Net realized gain (loss)	(3,162)	2,701	(2,390)	2,160
Net change in unrealized appreciation (depreciation)	21,422	(34,758)	20,675	(27,367)
Increase (decrease) in net assets resulting from operations	27,090	(10,474)	26,198	(5,202)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(442)	(1,095)	(85)	(205)
Class I	(7,340)	(19,519)	(7,747)	(19,212)
Class R	(272)	(691)	(2)	(4)
Class R6	(678)	(321)	(31)	(582)
Total Dividends and Distributions to Shareholders	(8,732)	(21,626)	(7,865)	(20,003)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	2,324	(13,603)	218	(1,645)
Class I	(12,126)	(97,416)	414	(92,163)
Class R	(1,074)	144	(2)	(62)
Class R6	29,714	(485)	239	(43,185)
Increase (decrease) in net assets from capital transactions	18,838	(111,360)	869	(137,055)
Net increase (decrease) in net assets	37,196	(143,460)	19,202	(162,260)
Net Assets
Beginning of period	294,855	438,315	290,902	453,162
End of Period	$ 332,051	$ 294,855	$ 310,104	$ 290,902
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Short-Term Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,388	$ 10,943	$ 79	$ 145
Net realized gain (loss)	4,652	(2,831)	1	(123)
Net change in unrealized appreciation (depreciation)	6,631	(7,836)	113	50
Increase (decrease) in net assets resulting from operations	14,671	276	193	72
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(99)	(318)	(22)	(28)
Class C	—	—	(5)	(6)
Class I	(3,293)	(13,182)	(52)	(111)
Tax Return on Capital:
Class A	—	—	—	(2)
Class C	—	—	—	(1)
Class I	—	—	—	(5)
Total Dividends and Distributions to Shareholders	(3,392)	(13,500)	(79)	(153)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(181)	(792)	308	(167)
Class C	—	—	(749)	211
Class I	(1,785)	(144,018)	(807)	(2,140)
Increase (decrease) in net assets from capital transactions	(1,966)	(144,810)	(1,248)	(2,096)
Net increase (decrease) in net assets	9,313	(158,034)	(1,134)	(2,177)
Net Assets
Beginning of period	317,000	475,034	9,208	11,385
End of Period	$ 326,313	$ 317,000	$ 8,074	$ 9,208
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Municipal Bond Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 118	$ 276	$ 5,472	$ 16,042
Net realized gain (loss)	105	(57)	10,122	(27,237)
Net change in unrealized appreciation (depreciation)	196	56	6,225	1,866
Increase (decrease) in net assets resulting from operations	419	275	21,819	(9,329)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(10)	(15)	(111)	(216)
Class I	(108)	(265)	(3,486)	(10,381)
Class R	—	—	(241)	(475)
Class R6	—	—	(958)	(2,860)
Total Dividends and Distributions to Shareholders	(118)	(280)	(4,796)	(13,932)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	281	(355)	41	(2,204)
Class I	(5,592)	(12,240)	(52,025)	(327,882)
Class R	—	—	(2,213)	(3,749)
Class R6	—	—	(16,863)	(69,417)
Increase (decrease) in net assets from capital transactions	(5,311)	(12,595)	(71,060)	(403,252)
Net increase (decrease) in net assets	(5,010)	(12,600)	(54,037)	(426,513)
Net Assets
Beginning of period	20,454	33,054	444,779	871,292
End of Period	$ 15,444	$ 20,454	$ 390,742	$ 444,779
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 16,757	$ 25,161	$ 305	$ 467
Net realized gain (loss)	92	32	137	(368)
Net change in unrealized appreciation (depreciation)	1,549	(2,000)	459	(11)
Increase (decrease) in net assets resulting from operations	18,398	23,193	901	88
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(71)	(6)	(79)	(58)
Class C	—	—	(8)	(38)
Class I	(16,365)	(24,392)	(221)	(371)
Class R6	(396)	(782)	—	—
Tax Return on Capital:
Class A	—	(1)	—	(15)
Class C	—	—	—	(16)
Class I	—	(1,434)	—	(85)
Class R6	—	(43)	—	—
Total Dividends and Distributions to Shareholders	(16,832)	(26,658)	(308)	(583)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,015	5,497	2,353	1,205
Class C	—	—	(2,507)	(471)
Class I	144,880	(107,201)	(2,338)	(978)
Class R6	(3,240)	(10,035)	—	—
Increase (decrease) in net assets from capital transactions	144,655	(111,739)	(2,492)	(244)
Net increase (decrease) in net assets	146,221	(115,204)	(1,899)	(739)
Net Assets
Beginning of period	1,270,910	1,386,114	24,516	25,255
End of Period	$ 1,417,131	$1,270,910	$ 22,617	$24,516
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 823	$ 1,213
Net realized gain (loss)	(32)	(111)
Net change in unrealized appreciation (depreciation)	287	(236)
Increase (decrease) in net assets resulting from operations	1,078	866
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(16)	(7)
Class I	(807)	(1,198)
Total Dividends and Distributions to Shareholders	(823)	(1,205)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(325)	1,705
Class I	3,653	825
Increase (decrease) in net assets from capital transactions	3,328	2,530
Net increase (decrease) in net assets	3,583	2,191
Net Assets
Beginning of period	61,739	59,548
End of Period	$ 65,322	$61,739
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Core Bond Fund
Class A
1/1/19 to 6/30/19(6)	$10.36	0.12	0.43	0.55	(0.12)	—	—	(0.12)	0.43	10.79	5.38%	$ 6,176	0.64%	0.91%	2.38%	105%
1/1/18 to 12/31/18	10.63	0.22	(0.25)	(0.03)	(0.23)	(0.01)	—	(0.24)	(0.27)	10.36	(0.28)	5,993	0.64	0.89	2.18	172
4/1/17 to 12/31/17(7)	10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12	8,433	0.65 (8)	0.79	1.73	130
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90	10,363	0.64	0.64	1.45	210
4/1/15 to 3/31/16	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
4/1/14 to 3/31/15	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	0.39	11.04	5.58	7,411	0.67	0.67	1.70	168
4/1/13 to 3/31/14	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	(0.51)	10.65	(0.66)	9,848	0.71	0.71	1.38	208
Class I
1/1/19 to 6/30/19(6)	$10.36	0.13	0.43	0.56	(0.13)	—	—	(0.13)	0.43	10.79	5.45%	$ 124,997	0.50%	0.63%	2.52%	105%
1/1/18 to 12/31/18	10.63	0.24	(0.26)	(0.02)	(0.24)	(0.01)	—	(0.25)	(0.27)	10.36	(0.14)	136,247	0.50	0.62	2.31	172
4/1/17 to 12/31/17(7)	10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13	186,029	0.51 (8)	0.58	1.87	130
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/15 to 3/31/16	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
4/1/14 to 3/31/15	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	0.39	11.04	5.80	191,905	0.45	0.45	1.90	168
4/1/13 to 3/31/14	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	(0.51)	10.65	(0.38)	200,371	0.42	0.42	1.67	208
Class R
1/1/19 to 6/30/19(6)	$10.37	0.11	0.43	0.54	(0.11)	—	—	(0.11)	0.43	10.80	5.23%	$ 3,066	0.91%	1.00%	2.11%	105%
1/1/18 to 12/31/18	10.64	0.20	(0.26)	(0.06)	(0.20)	(0.01)	—	(0.21)	(0.27)	10.37	(0.54)	3,095	0.91	0.98	1.92	172
4/1/17 to 12/31/17(7)	10.58	0.12	0.07	0.19	(0.10)	(0.03)	—	(0.13)	0.06	10.64	1.82	3,153	0.92 (8)	1.05	1.45	130
4/1/16 to 3/31/17	10.87	0.13	(0.05)	0.08	(0.16)	—	(0.21)	(0.37)	(0.29)	10.58	0.73	3,124	0.91	0.91	1.18	210
4/1/15 to 3/31/16	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	(0.18)	10.87	0.78	3,448	0.88	0.88	1.41	232
4/1/14 to 3/31/15	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	0.39	11.05	5.37	3,490	0.85	0.85	1.51	168
4/1/13 to 3/31/14	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	(0.51)	10.66	(0.80)	4,115	0.85	0.85	1.29	208
Class R6*
1/1/19 to 6/30/19(6)	$10.36	0.14	0.43	0.57	(0.14)	—	—	(0.14)	0.43	10.79	5.52%	$ 120	0.36%	0.50%	2.66%	105%
1/1/18 to 12/31/18	10.63	0.25	(0.26)	(0.01)	(0.25)	(0.01)	—	(0.26)	(0.27)	10.36	(0.02)	114	0.36	0.48	2.40	172
4/1/17 to 12/31/17(7)	10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24	3,279	0.36	0.46	1.96	130
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/15 to 3/31/16(9)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

Seix Corporate Bond Fund
Class A
1/1/19 to 6/30/19(6)	$ 8.15	0.12	0.59	0.71	(0.11)	—	—	(0.11)	0.60	8.75	8.74%	$ 5,132	0.95%	1.10%	2.95%	61%
1/1/18 to 12/31/18	8.76	0.26	(0.60)	(0.34)	(0.25)	—	(0.02)	(0.27)	(0.61)	8.15	(3.90)	345	0.95	1.35	3.08	299
4/1/17 to 12/31/17(7)	8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53	363	0.95	1.34	2.68	80
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/15 to 3/31/16	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
4/1/14 to 3/31/15	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	0.15	8.99	6.40	807	0.95	0.99	2.67	90
4/1/13 to 3/31/14	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	(0.51)	8.84	0.52	783	0.92	0.93	2.76	143
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Corporate Bond Fund (Continued)
Class C
1/1/19 to 6/30/19(6)	$ 8.11	0.08	0.60	0.68	(0.08)	—	—	(0.08)	0.60	8.71	8.38%	$ 577	1.54% (10)	1.86%	2.06%	61%
1/1/18 to 12/31/18	8.72	0.20	(0.60)	(0.40)	(0.19)	—	(0.02)	(0.21)	(0.61)	8.11	(4.61)	5,459	1.65	2.12	2.37	299
4/1/17 to 12/31/17(7)	8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02	6,518	1.62	2.10	2.02	80
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/15 to 3/31/16	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
4/1/14 to 3/31/15	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	0.15	8.95	5.69	9,289	1.64	1.67	1.97	90
4/1/13 to 3/31/14	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	(0.50)	8.80	(0.07)	10,385	1.62	1.63	2.18	143
Class I
1/1/19 to 6/30/19(6)	$ 8.11	0.13	0.58	0.71	(0.12)	—	—	(0.12)	0.59	8.70	8.77%	$ 38,131	0.70%	0.89%	3.14%	61%
1/1/18 to 12/31/18	8.73	0.27	(0.60)	(0.33)	(0.27)	—	(0.02)	(0.29)	(0.62)	8.11	(3.81)	35,244	0.70	1.03	3.33	299
4/1/17 to 12/31/17(7)	8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86	8,382	0.70	1.18	2.93	80
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/15 to 3/31/16	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
4/1/14 to 3/31/15	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	0.15	8.95	6.73	24,172	0.66	0.69	2.95	90
4/1/13 to 3/31/14	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	(0.50)	8.80	0.91	28,017	0.63	0.64	3.18	143

Seix Floating Rate High Income Fund
Class A
1/1/19 to 6/30/19(6)	$ 8.30	0.21	0.19	0.40	(0.21)	—	—	(0.21)	0.19	8.49	4.87%	$ 51,684	0.95% (11)	0.97%	5.05%	5%
1/1/18 to 12/31/18	8.70	0.40	(0.40)	—	(0.40)	—	—	(0.40)	(0.40)	8.30	(0.11)	68,213	0.94	0.95	4.58	75
4/1/17 to 12/31/17(7)	8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47	113,611	0.92	0.93	4.00	55
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/15 to 3/31/16	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	(0.53)	8.33	(1.79)	143,325	0.92	0.92	4.42	33
4/1/14 to 3/31/15	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	(0.20)	8.86	1.88	147,560	0.91	0.91	4.06	29
4/1/13 to 3/31/14	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	—	9.06	3.86	212,336	0.89	0.89	3.82	47
Class C
1/1/19 to 6/30/19(6)	$ 8.30	0.19	0.20	0.39	(0.19)	—	—	(0.19)	0.20	8.50	4.69%	$ 43,179	1.53% (11)	1.65%	4.47%	5%
1/1/18 to 12/31/18	8.70	0.35	(0.40)	(0.05)	(0.35)	—	—	(0.35)	(0.40)	8.30	(0.68)	45,588	1.52	1.62	4.01	75
4/1/17 to 12/31/17(7)	8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89	51,551	1.52	1.60	3.40	55
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/15 to 3/31/16	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	(0.53)	8.33	(2.37)	55,203	1.51	1.51	3.82	33
4/1/14 to 3/31/15	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	(0.21)	8.86	1.16	64,445	1.50	1.50	3.46	29
4/1/13 to 3/31/14	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	0.01	9.07	3.33	83,149	1.51	1.51	3.21	47
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix Floating Rate High Income Fund (Continued)
Class I
1/1/19 to 6/30/19(6)	$ 8.30	0.23	0.19	0.42	(0.23)	—	—	(0.23)	0.19	8.49	5.03%	$3,571,819	0.63% (11)	0.72%	5.36%	5%
1/1/18 to 12/31/18	8.70	0.43	(0.40)	0.03	(0.43)	—	—	(0.43)	(0.40)	8.30	0.22	4,380,792	0.62	0.70	4.92	75
4/1/17 to 12/31/17(7)	8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70	4,546,547	0.62	0.69	4.29	55
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/15 to 3/31/16	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	(0.53)	8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
4/1/14 to 3/31/15	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	(0.20)	8.86	2.17	6,048,771	0.61	0.61	4.34	29
4/1/13 to 3/31/14	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	—	9.06	4.16	8,965,312	0.60	0.60	4.13	47
Class R6*
1/1/19 to 6/30/19(6)	$ 8.30	0.23	0.20	0.43	(0.23)	—	—	(0.23)	0.20	8.50	5.21%	$ 601,820	0.53% (11)	0.60%	5.45%	5%
1/1/18 to 12/31/18	8.71	0.43	(0.40)	0.03	(0.44)	—	—	(0.44)	(0.41)	8.30	0.20	805,046	0.52	0.58	5.00	75
4/1/17 to 12/31/17(7)	8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78	1,277,730	0.52	0.59	4.39	55
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/15 to 3/31/16	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33
2/1/15 to 3/31/15(12)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	0.12	8.86	2.15	12,629	0.47	0.47	5.08	29

Seix High Grade Municipal Bond Fund
Class A
1/1/19 to 6/30/19(6)	$11.62	0.12	0.48	0.60	(0.12)	—	—	(0.12)	0.48	12.10	5.17%	$ 7,118	0.75%	0.99%	2.03%	135%
1/1/18 to 12/31/18	11.94	0.31	(0.26)	0.05	(0.31)	—	(0.06)	(0.37)	(0.32)	11.62	0.44	6,767	0.80 (8)	0.95	2.63	130
4/1/17 to 12/31/17(7)	11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12	8,175	0.80	0.91	2.39	173
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/15 to 3/31/16	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
4/1/14 to 3/31/15	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	0.43	12.29	7.48	16,499	0.80	0.80	2.38	228
4/1/13 to 3/31/14	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	(0.25)	11.86	1.16	8,967	0.80	0.82	2.75	227
Class I
1/1/19 to 6/30/19(6)	$11.62	0.13	0.48	0.61	(0.13)	—	—	(0.13)	0.48	12.10	5.25%	$ 44,837	0.60%	0.90%	2.17%	135%
1/1/18 to 12/31/18	11.93	0.32	(0.25)	0.07	(0.32)	—	(0.06)	(0.38)	(0.31)	11.62	0.67	41,769	0.65 (8)	0.85	2.77	130
4/1/17 to 12/31/17(7)	11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24	75,684	0.65	0.82	2.55	173
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/15 to 3/31/16	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171
4/1/14 to 3/31/15	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	0.43	12.29	7.64	95,761	0.65	0.69	2.53	228
4/1/13 to 3/31/14	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	(0.24)	11.86	1.40	47,737	0.65	0.68	2.90	227
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix High Income Fund
Class A
1/1/19 to 6/30/19(6)	$ 5.96	0.16	0.36	0.52	(0.16)	—	—	(0.16)	0.36	6.32	8.79%	$ 17,606	1.03%	1.13%	5.23%	55%
1/1/18 to 12/31/18	6.53	0.36	(0.57)	(0.21)	(0.36)	—	—	(0.36)	(0.57)	5.96	(3.42)	14,327	1.03	1.11	5.56	77
4/1/17 to 12/31/17(7)	6.46	0.28	0.07	0.35	(0.28)	— (13)	—	(0.28)	0.07	6.53	5.52	29,592	1.02	1.10	5.69	45
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/15 to 3/31/16	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
4/1/14 to 3/31/15	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	(0.59)	6.68	0.26	65,121	0.99	0.99	5.34	86
4/1/13 to 3/31/14	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	(0.05)	7.27	7.60	157,360	0.97	0.97	5.82	110
Class I
1/1/19 to 6/30/19(6)	$ 5.95	0.17	0.37	0.54	(0.17)	—	—	(0.17)	0.37	6.32	9.09%	$ 268,371	0.80%	0.90%	5.47%	55%
1/1/18 to 12/31/18	6.52	0.37	(0.57)	(0.20)	(0.37)	—	—	(0.37)	(0.57)	5.95	(3.20)	264,435	0.80	0.88	5.87	77
4/1/17 to 12/31/17(7)	6.46	0.29	0.06	0.35	(0.29)	— (13)	—	(0.29)	0.06	6.52	5.53	390,665	0.81 (8)	0.87	5.93	45
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
4/1/15 to 3/31/16	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
4/1/14 to 3/31/15	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	(0.59)	6.67	0.47	753,851	0.77	0.77	5.63	86
4/1/13 to 3/31/14	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	(0.06)	7.26	7.68	783,072	0.77	0.77	6.00	110
Class R
1/1/19 to 6/30/19(6)	$ 5.96	0.16	0.36	0.52	(0.16)	—	—	(0.16)	0.36	6.32	8.69%	$ 10,741	1.22%	1.26%	5.05%	55%
1/1/18 to 12/31/18	6.53	0.35	(0.57)	(0.22)	(0.35)	—	—	(0.35)	(0.57)	5.96	(3.59)	11,166	1.22	1.25	5.46	77
4/1/17 to 12/31/17(7)	6.46	0.27	0.07	0.34	(0.27)	— (13)	—	(0.27)	0.07	6.53	5.36	12,160	1.23 (8)	1.30	5.49	45
4/1/16 to 3/31/17	5.92	0.36	0.54	0.90	(0.36)	—	—	(0.36)	0.54	6.46	15.47	14,699	1.22	1.22	5.73	95
4/1/15 to 3/31/16	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	(0.76)	5.92	(5.87)	14,574	1.23	1.23	5.92	77
4/1/14 to 3/31/15	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	(0.59)	6.68	0.05	20,887	1.21	1.21	5.20	86
4/1/13 to 3/31/14	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	(0.05)	7.27	7.37	22,317	1.20	1.20	5.57	110
Class R6*
1/1/19 to 6/30/19(6)	$ 5.95	0.17	0.36	0.53	(0.17)	—	—	(0.17)	0.36	6.31	9.00%	$ 35,333	0.64%	0.76%	5.50%	55%
1/1/18 to 12/31/18	6.52	0.38	(0.57)	(0.19)	(0.38)	—	—	(0.38)	(0.57)	5.95	(3.05)	4,927	0.64	0.75	6.03	77
4/1/17 to 12/31/17(7)	6.45	0.30	0.07	0.37	(0.30)	— (13)	—	(0.30)	0.07	6.52	5.82	5,898	0.64	0.73	6.09	45
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/15 to 3/31/16	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77
8/1/14 to 3/31/15(14)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	(0.54)	6.68	(0.51)	3,455	0.63	0.63	5.99	86

Seix High Yield Fund
Class A
1/1/19 to 6/30/19(6)	$ 7.62	0.20	0.48	0.68	(0.20)	—	—	(0.20)	0.48	8.10	8.92%	$ 3,339	0.82%	1.04%	4.97%	50%
1/1/18 to 12/31/18	8.21	0.43	(0.59)	(0.16)	(0.43)	—	—	(0.43)	(0.59)	7.62	(2.07)	2,910	0.82	1.02	5.32	59
4/1/17 to 12/31/17(7)	8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63	4,810	0.83 (8)	0.97	5.43	41
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/15 to 3/31/16	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
4/1/14 to 3/31/15	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	(1.21)	8.51	1.24	8,110	0.87	0.87	5.31	72
4/1/13 to 3/31/14	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	(0.31)	9.72	6.39	69,921	0.81	0.81	5.57	89
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Yield Fund (Continued)
Class I
1/1/19 to 6/30/19(6)	$ 7.82	0.21	0.49	0.70	(0.21)	—	—	(0.21)	0.49	8.31	8.99%	$ 305,395	0.64%	0.77%	5.18%	50%
1/1/18 to 12/31/18	8.41	0.45	(0.58)	(0.13)	(0.46)	—	—	(0.46)	(0.59)	7.82	(1.70)	286,931	0.64	0.76	5.53	59
4/1/17 to 12/31/17(7)	8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64	403,198	0.65 (8)	0.73	5.38	41
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/15 to 3/31/16	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
4/1/14 to 3/31/15	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	(1.22)	8.73	1.53	695,060	0.58	0.58	5.63	72
4/1/13 to 3/31/14	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	(0.31)	9.95	6.65	1,211,146	0.55	0.55	5.79	89
Class R
1/1/19 to 6/30/19(6)	$ 7.82	0.19	0.49	0.68	(0.19)	—	—	(0.19)	0.49	8.31	8.77%	$ 54	1.04%	1.18%	4.78%	50%
1/1/18 to 12/31/18	8.41	0.42	(0.59)	(0.17)	(0.42)	—	—	(0.42)	(0.59)	7.82	(2.10)	52	1.04	1.16	5.11	59
4/1/17 to 12/31/17(7)	8.36	0.30	0.07	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.41	4.45	119	1.04	1.20	4.80	41
4/1/16 to 3/31/17	7.80	0.43	0.56	0.99	(0.43)	—	—	(0.43)	0.56	8.36	12.90	130	1.04	1.04	5.32	87
4/1/15 to 3/31/16	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	(0.92)	7.80	(5.52)	573	1.04	1.04	5.29	76
4/1/14 to 3/31/15	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	(1.22)	8.72	1.05	782	1.04	1.04	5.18	72
4/1/13 to 3/31/14	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	(0.32)	9.94	6.04	1,237	1.04	1.04	5.31	89
Class R6*
1/1/19 to 6/30/19(6)	$ 7.82	0.21	0.49	0.70	(0.21)	—	—	(0.21)	0.49	8.31	9.04%	$ 1,316	0.53%	0.66%	5.28%	50%
1/1/18 to 12/31/18	8.42	0.44	(0.58)	(0.14)	(0.46)	—	—	(0.46)	(0.60)	7.82	(1.74)	1,009	0.53	0.64	5.31	59
4/1/17 to 12/31/17(7)	8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85	45,035	0.54 (8)	0.62	5.50	41
8/1/16 to 3/31/17(15)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34	42,695	0.54	0.54	5.86	87

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/19 to 6/30/19(6)	$11.45	0.11	0.40	0.51	(0.11)	—	—	(0.11)	0.40	11.85	4.50%	$ 10,170	0.75%	1.01%	1.96%	93%
1/1/18 to 12/31/18	11.75	0.28	(0.23)	0.05	(0.28)	—	(0.07)	(0.35)	(0.30)	11.45	0.45	9,999	0.80 (8)	1.00	2.47	105
4/1/17 to 12/31/17(7)	11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76	11,066	0.80	0.96	2.46	130
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/15 to 3/31/16	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
4/1/14 to 3/31/15	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	0.16	12.30	5.09	29,439	0.80	0.91	2.37	144
4/1/13 to 3/31/14	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	(0.33)	12.14	0.23	30,100	0.80	0.90	2.13	104
Class I
1/1/19 to 6/30/19(6)	$11.43	0.12	0.41	0.53	(0.12)	—	—	(0.12)	0.41	11.84	4.67%	$ 316,143	0.60%	0.81%	2.11%	93%
1/1/18 to 12/31/18	11.73	0.30	(0.23)	0.07	(0.30)	—	(0.07)	(0.37)	(0.30)	11.43	0.60	307,001	0.65 (8)	0.80	2.61	105
4/1/17 to 12/31/17(7)	11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79	463,968	0.65	0.76	2.62	130
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/15 to 3/31/16	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139
4/1/14 to 3/31/15	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	0.16	12.29	5.25	657,851	0.65	0.68	2.53	144
4/1/13 to 3/31/14	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	(0.32)	12.13	0.48	643,828	0.64	0.64	2.29	104
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Short-Term Bond Fund
Class A
1/1/19 to 6/30/19(6)	$ 9.83	0.09	0.14	0.23	(0.09)	—	—	(0.09)	0.14	9.97	2.34%	$ 2,369	0.80%	1.75%	1.84%	35%
1/1/18 to 12/31/18	9.90	0.14	(0.06)	0.08	(0.14)	(0.01)	—	(0.15)	(0.07)	9.83	0.81	2,028	0.80	1.68	1.43	93
4/1/17 to 12/31/17(7)	9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27	2,210	0.80	1.26	0.89	145
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/15 to 3/31/16	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
4/1/14 to 3/31/15	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	0.02	10.00	0.63	2,316	0.80	0.81	0.37	199
4/1/13 to 3/31/14	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.98	0.54	2,748	0.78	0.80	1.00	79
Class C
1/1/19 to 6/30/19(6)	$ 9.83	0.05	0.13	0.18	(0.05)	—	—	(0.05)	0.13	9.96	1.84%	$ 723	1.57%	2.53%	1.03%	35%
1/1/18 to 12/31/18	9.89	0.07	(0.06)	0.01	(0.06)	(0.01)	—	(0.07)	(0.06)	9.83	0.14	1,461	1.57	2.48	0.66	93
4/1/17 to 12/31/17(7)	9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)	1,257	1.48	2.04	0.21	145
4/1/16 to 3/31/17	10.00	— (13)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57)	1,310	1.40	1.57	(0.03)	129
4/1/15 to 3/31/16	10.00	(0.01)	0.01	—	— (13)	—	—	— (13)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
4/1/14 to 3/31/15	9.97	(0.01)	0.04	0.03	— (13)	—	—	— (13)	0.03	10.00	0.31	1,730	1.22	1.58	(0.06)	199
4/1/13 to 3/31/14	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	(0.05)	9.97	(0.24)	1,899	1.56	1.56	0.23	79
Class I
1/1/19 to 6/30/19(6)	$ 9.80	0.10	0.14	0.24	(0.10)	—	—	(0.10)	0.14	9.94	2.44%	$ 4,982	0.60%	1.57%	2.03%	35%
1/1/18 to 12/31/18	9.86	0.16	(0.05)	0.11	(0.16)	(0.01)	—	(0.17)	(0.06)	9.80	1.11	5,719	0.60	1.43	1.62	93
4/1/17 to 12/31/17(7)	9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31	7,918	0.60	0.91	1.05	145
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/15 to 3/31/16	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87
4/1/14 to 3/31/15	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	0.03	9.98	0.93	50,689	0.60	0.67	0.52	199
4/1/13 to 3/31/14	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	(0.05)	9.95	0.75	38,400	0.58	0.58	1.22	79

Seix Short-Term Municipal Bond Fund
Class A
1/1/19 to 6/30/19(6)	$ 9.92	0.06	0.18	0.24	(0.06)	—	—	(0.06)	0.18	10.10	2.45%	$ 1,719	0.65%	1.13%	1.26%	50%
1/1/18 to 12/31/18	9.91	0.09	0.02	0.11	(0.10)	—	— (13)	(0.10)	0.01	9.92	1.10	1,411	0.65	1.05	0.96	50
4/1/17 to 12/31/17(7)	9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39	1,765	0.65	0.95	0.70	56
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/15 to 3/31/16	10.00	0.02	— (13)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
4/1/14 to 3/31/15	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	0.01	10.00	1.06	3,863	0.70	0.75	0.26	148
4/1/13 to 3/31/14	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	(0.02)	9.99	0.25	5,900	0.65	0.82	0.10	260
Class I
1/1/19 to 6/30/19(6)	$ 9.93	0.07	0.17	0.24	(0.07)	—	—	(0.07)	0.17	10.10	2.43%	$ 13,725	0.48%	0.99%	1.42%	50%
1/1/18 to 12/31/18	9.91	0.11	0.02	0.13	(0.11)	—	— (13)	(0.11)	0.02	9.93	1.37	19,043	0.48	0.89	1.12	50
4/1/17 to 12/31/17(7)	9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52	31,289	0.48	0.81	0.87	56
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/15 to 3/31/16	10.00	0.04	— (13)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82
4/1/14 to 3/31/15	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	0.01	10.00	1.21	38,669	0.55	0.62	0.42	148
4/1/13 to 3/31/14	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	(0.02)	9.99	0.37	30,852	0.54	0.71	0.21	260
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Total Return Bond Fund
Class A
1/1/19 to 6/30/19(6)	$10.52	0.13	0.42	0.55	(0.11)	—	—	(0.11)	0.44	10.96	5.24%	$ 11,214	0.70%	0.92%	2.37%	107%
1/1/18 to 12/31/18	10.77	0.23	(0.28)	(0.05)	(0.20)	—	—	(0.20)	(0.25)	10.52	(0.48)	10,717	0.70	0.85	2.18	169
4/1/17 to 12/31/17(7)	10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37	13,227	0.71 (8)	0.84	1.86	150
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/15 to 3/31/16	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
4/1/14 to 3/31/15	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	0.34	11.11	5.28	43,401	0.71	0.71	1.90	173
4/1/13 to 3/31/14	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	(0.38)	10.77	(0.70)	41,134	0.70	0.70	1.82	217
Class I
1/1/19 to 6/30/19(6)	$10.17	0.13	0.42	0.55	(0.12)	—	—	(0.12)	0.43	10.60	5.40%	$ 296,317	0.46%	0.59%	2.61%	107%
1/1/18 to 12/31/18	10.42	0.24	(0.28)	(0.04)	(0.21)	—	—	(0.21)	(0.25)	10.17	(0.32)	335,999	0.46	0.55	2.39	169
4/1/17 to 12/31/17(7)	10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56	681,009	0.46	0.53	2.15	150
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44	790,997	0.46	0.46	2.10	210
4/1/15 to 3/31/16	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35	971,159	0.45	0.45	1.82	181
4/1/14 to 3/31/15	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	0.32	10.75	5.47	972,117	0.44	0.44	2.17	173
4/1/13 to 3/31/14	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	(0.36)	10.43	(0.31)	1,022,101	0.41	0.41	2.12	217
Class R
1/1/19 to 6/30/19(6)	$10.17	0.11	0.41	0.52	(0.09)	—	—	(0.09)	0.43	10.60	5.15%	$ 26,326	0.95% (16)	0.95%	2.12%	107%
1/1/18 to 12/31/18	10.42	0.20	(0.28)	(0.08)	(0.17)	—	—	(0.17)	(0.25)	10.17	(0.79)	27,437	0.93 (16)	0.93	1.95	169
4/1/17 to 12/31/17(7)	10.42	0.13	(0.01)	0.12	(0.06)	(0.06)	—	(0.12)	—	10.42	1.18	31,959	0.99	1.00	1.62	150
4/1/16 to 3/31/17	10.67	0.16	(0.07)	0.09	(0.17)	—	(0.17)	(0.34)	(0.25)	10.42	0.83	39,541	1.06	1.06	1.48	210
4/1/15 to 3/31/16	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	(0.08)	10.67	0.74	50,402	1.06	1.06	1.21	181
4/1/14 to 3/31/15	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	0.32	10.75	4.83	64,539	1.05	1.06	1.56	173
4/1/13 to 3/31/14	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	(0.37)	10.43	(1.02)	72,556	1.03	1.07	1.52	217
Class R6*
1/1/19 to 6/30/19(6)	$10.17	0.14	0.41	0.55	(0.12)	—	—	(0.12)	0.43	10.60	5.48%	$ 56,885	0.31%	0.45%	2.77%	107%
1/1/18 to 12/31/18	10.42	0.26	(0.28)	(0.02)	(0.23)	—	—	(0.23)	(0.25)	10.17	(0.17)	70,626	0.31	0.44	2.55	169
4/1/17 to 12/31/17(7)	10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68	145,096	0.31	0.40	2.38	150
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/15 to 3/31/16	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181
8/1/14 to 3/31/15(14)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	0.19	10.75	3.39	71,520	0.31	0.31	2.20	173

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/19 to 6/30/19(6)	$ 9.99	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	10.00	1.19%	$ 8,521	0.64% (16)	0.64%	2.17%	16%
7/24/18 to 12/31/18(17)	10.00	0.09	(0.01)	0.08	(0.08)	(0.01)	—	(0.09)	(0.01)	9.99	0.79	5,497	0.63 (16)	0.63	2.10	28 (18)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix U.S. Government Securities Ultra-Short Bond Fund (Continued)
Class I
1/1/19 to 6/30/19(6)	$ 9.99	0.12	0.01	0.13	(0.12)	—	—	(0.12)	0.01	10.00	1.31%	$1,378,880	0.41%	0.50%	2.43%	16%
1/1/18 to 12/31/18	10.01	0.19	(0.01)	0.18	(0.19)	(0.01)	—	(0.20)	(0.02)	9.99	1.83	1,232,473	0.41	0.50	1.89	28
4/1/17 to 12/31/17(7)	10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82	1,343,042	0.41	0.47	1.17	48
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/15 to 3/31/16	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
4/1/14 to 3/31/15	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	—	10.12	0.77	1,665,888	0.39	0.39	0.55	34
4/1/13 to 3/31/14	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	(0.05)	10.12	0.13	1,993,215	0.38	0.38	0.31	36
Class R6*
1/1/19 to 6/30/19(6)	$10.00	0.13	0.01	0.14	(0.13)	—	—	(0.13)	0.01	10.01	1.38%	$ 29,730	0.26%	0.37%	2.57%	16%
1/1/18 to 12/31/18	10.03	0.20	(0.01)	0.19	(0.21)	(0.01)	—	(0.22)	(0.03)	10.00	1.88	32,940	0.26	0.37	2.01	28
4/1/17 to 12/31/17(7)	10.04	0.10	— (13)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04	43,072	0.26	0.33	1.32	48
8/1/16 to 3/31/17(15)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77	32,657	0.26	0.26	1.12	77

Seix U.S. Mortgage Fund
Class A
1/1/19 to 6/30/19(6)	$10.87	0.14	0.30	0.44	(0.14)	—	—	(0.14)	0.30	11.17	4.11%	$ 6,247	0.90%	1.88%	2.66%	53%
1/1/18 to 12/31/18	11.09	0.20	(0.17)	0.03	(0.20)	(0.05)	—	(0.25)	(0.22)	10.87	0.31	3,727	0.90	2.01	1.88	129
4/1/17 to 12/31/17(7)	11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45	2,566	0.90	1.59	1.48	89
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04	3,594	0.90	0.98	0.41	118
4/1/15 to 3/31/16	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
4/1/14 to 3/31/15	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	0.41	11.29	5.86	5,201	0.89	1.43	1.45	165
4/1/13 to 3/31/14	11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	(0.26)	10.88	(0.58)	1,721	0.86	1.27	1.02	236
Class C
1/1/19 to 6/30/19(6)	$10.89	0.09	0.30	0.39	(0.10)	—	—	(0.10)	0.29	11.18	3.61%	$ 685	1.61% (10)	2.00%	1.63%	53%
1/1/18 to 12/31/18	11.11	0.12	(0.17)	(0.05)	(0.12)	(0.05)	—	(0.17)	(0.22)	10.89	(0.43)	3,174	1.65	2.00	1.09	129
4/1/17 to 12/31/17(7)	11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99	3,722	1.62	1.98	0.65	89
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79)	4,301	1.65	1.71	0.26	118
4/1/15 to 3/31/16	11.32	— (13)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
4/1/14 to 3/31/15	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	0.42	11.32	5.15	3,989	1.65	2.15	0.79	165
4/1/13 to 3/31/14	11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	(0.26)	10.90	(1.36)	4,780	1.66	2.04	0.23	236
Class I
1/1/19 to 6/30/19(6)	$10.89	0.15	0.31	0.46	(0.16)	—	—	(0.16)	0.30	11.19	4.20%	$ 15,685	0.70%	1.09%	2.80%	53%
1/1/18 to 12/31/18	11.11	0.22	(0.17)	0.05	(0.22)	(0.05)	—	(0.27)	(0.22)	10.89	0.52	17,615	0.70	1.08	2.05	129
4/1/17 to 12/31/17(7)	11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60	18,967	0.70	1.08	1.52	89
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24	17,620	0.70	0.86	0.66	118
4/1/15 to 3/31/16	11.32	0.12	0.09	(0.21)	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223
4/1/14 to 3/31/15	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	0.42	11.32	6.16	3,650	0.69	1.26	1.75	165
4/1/13 to 3/31/14	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	(0.26)	10.90	(0.38)	3,692	0.66	1.10	1.08	236
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Ultra-Short Bond Fund
Class A
1/1/19 to 6/30/19(6)	$ 9.92	0.11	0.04	0.15	(0.11)	—	—	(0.11)	0.04	9.96	1.56%	$ 1,379	0.65%	0.78%	2.32%	53%
7/24/18 to 12/31/18(17)	9.97	0.11	(0.06)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.92	0.48	1,698	0.65	0.84	2.46	112 (18)
Class I
1/1/19 to 6/30/19(6)	$ 9.91	0.13	0.04	0.17	(0.13)	—	—	(0.13)	0.04	9.95	1.68%	$ 63,943	0.40%	0.60%	2.56%	53%
1/1/18 to 12/31/18	9.97	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	9.91	1.61	60,041	0.40	0.62	2.21	112
4/1/17 to 12/31/17(7)	9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21	59,548	0.42 (8)	0.56	1.44	53
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/15 to 3/31/16	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59
4/1/14 to 3/31/15	9.98	0.06	— (13)	0.06	(0.07)	—	—	(0.07)	(0.01)	9.97	0.55	142,680	0.37	0.37	0.57	54
4/1/13 to 3/31/14	9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	—	9.98	0.76	122,053	0.35	0.35	0.65	134

Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal period end to December 31 during the period.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Class R6 (formerly IS) commenced operations on August 3, 2015 for the predecessor fund (see Note 1).
(10)	The Investment Adviser voluntarily reimbursed fees to reduce expenses to maintain a minimum annualized yield of 0.00%.
(11)	Ratio of net expenses, before borrowing expense, was 0.94%, 1.52%, 0.62%, and 0.52% for Class A, Class C, Class I, and Class R6, respectively, for the period ended June 30, 2019.
(12)	Class R6 (formerly IS) commenced operations on February 2, 2015 for the predecessor fund (see Note 1).
(13)	Amount is less than $0.005 per share.
(14)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(15)	Class R6 (formerly IS) commenced operations on August 1, 2016 for the predecessor fund (see Note 1).
(16)	The Fund and/or specific share class, is currently under its expense limitation.
(17)	Class A commenced operations on July 24, 2018.
(18)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Seix Core Bond Fund	Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Seix Corporate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Seix Floating Rate High Income Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Seix High Grade Municipal Bond Fund
RidgeWorth Seix High Income Fund	Seix High Income Fund
RidgeWorth Seix High Yield Fund	Seix High Yield Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Bond Fund	Seix Short-Term Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	Seix Total Return Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Seix U.S. Mortgage Fund
RidgeWorth Seix Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
The Funds have the following investment objectives:
Fund	Investment objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income.
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation.
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Short-Term Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Short-Term Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
Seix U.S. Mortgage Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
There is no guarantee that a Fund will achieve its objective(s).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
The Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Ultra-Short Bond Fund offer Class I shares and Class A shares. The Seix U.S. Government Securities Ultra-Short Bond Fund offers Class A shares, Class I shares and Class R6 shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund offer Class I shares, Class A shares, Class R shares and Class R6 shares. The Seix Floating Rate High Income Fund offers Class I shares, Class A shares, Class C shares and Class R6 shares. The remaining Funds offer Class I shares, Class A shares and Class C shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds (except the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund, which are not subject to a CDSC). The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares, Class R shares, and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statement of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of June 30, 2019, the Funds had the following unfunded loan commitments:

Unfunded Loan Commitment
Seix Floating
Rate High Income
Borrower	Fund
Gannett Co., Inc.	$3,577
U.S. Silica Co.	2,039

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At June 30, 2019, the Funds did not loan securities.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statements of Operations as net realized gain (loss) on futures contracts.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of June 30, 2019:

	Fair Values of Derivative Financial Instruments as of June 30, 2019
	Derivative Assets
		Seix Corporate Bond Fund	Seix Total Return Bond Fund
Primary Risk	Statements of Assets and Liabilities Location	Value	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	$345
Total		$—	$345

	Fair Value of Derivative Financial Instruments as of June 30, 2019
	Derivative Liabilities
		Seix Corporate Bond Fund	Seix Total Return Bond Fund
Primary Risk	Statements of Assets and Liabilities Location	Value	Value
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ 77
Credit contracts	Swaps at value	44	675
Total		$44	$752

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
The Effect of Derivative Financial Instruments in the Statement of Operations for the Six Months Ended June 30, 2019
Net Realized Gain (Loss) From
	Seix Corporate Bond Fund	Seix Total Return Bond Fund
Foreign currency exchange contracts:
Forward foreign currency transactions(1)	$ —	$ 1,408
Credit contracts:
Swaps (2)	(181)	(1,947)
Total	$(181)	$ (539)

(1) Included in net realized gain (loss) from forward foreign currency transactions within the Statements of Operations.
(2) Included in net realized gain (loss) from swaps within the Statements of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations for the Six Months Ended June 30, 2019
Net Change in Unrealized Appreciation/(Depreciation) on
	Seix Corporate Bond Fund	Seix Total Return Bond Fund
Foreign currency exchange contracts:
Forward foreign currency transactions(1)	$ —	$ 168
Credit contracts:
Swaps (2)	(27)	(411)
Total	$(27)	$(243)

(1) Included in net change in unrealized appreciation (depreciation) from forward foreign currency transactions within the Statements of Operations.
(2) Included in net change in unrealized appreciation (depreciation) from swaps within the Statements of Operations.
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the six months ended June 30, 2019.
	Seix Corporate Bond Fund	Seix Total Return Bond Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$ 6	$ 88,266
Forward Foreign Currency Exchange Sale Contracts(2)	—	(54,732)
Credit Default Swap Agreements - Buy Protection(3)	4,597	58,349

(1)Average value of currency purchased.
(2)Average value of currency sold.
(3)Notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At June 30, 2019, the Funds’ derivative assets and liabilities (by type) are as follows:
	Seix Corporate Bond Fund		Seix Total Return Bond Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$—	$ —	$345	$ 77
Swaps	—	44	—	675
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$44	$345	$752
Derivatives not subject to a MNA or similar agreement	—	—	—	—
Total assets and liabilities subject to a MNA	$—	$44	$345	$752

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2019.
Seix Corporate Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank N.A.	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Bank N.A.	$44	$—	$—	$—	$44
Total	$44	$—	$—	$—	$44

Seix Total Return Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank N.A.	$345	$(345)	$—	$—	$—
Total	$345	$(345)	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(2)
JPMorgan Chase Bank N.A.	$752	$(345)	$407	$— (1)	$—
Total	$752	$(345)	$407	$— (1)	$—
        (1) Amount is less than $500.
        (2) The value of the related collateral received (pledged) exceeded the value of the net position as of June 30, 2019.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix High Grade Municipal Bond Fund	0.50
Seix High Income Fund	0.55
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadviser
The subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser. Seix Investment Advisors LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Funds.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R	Class R6
Seix Core Bond Fund	0.64%	N/A %	0.50%	0.91%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	N/A	N/A
Seix Floating Rate High Income Fund	0.94	1.52	0.62	N/A	0.52
Seix High Grade Municipal Bond Fund	0.75	N/A	0.60	N/A	N/A
Seix High Income Fund	1.03	N/A	0.80	1.22	0.64
Seix High Yield Fund	0.82	N/A	0.64	1.04	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.75	N/A	0.60	N/A	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.65	N/A	0.48	N/A	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	1.06	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.66	N/A	0.41	N/A	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A	N/A
Seix Ultra-Short Bond Fund	0.65	N/A	0.40	N/A	N/A
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Expiration
Fund	2019	2020	2021	2022	Total
Seix Core Bond Fund
Class A	$ —	$ 10	$ 18	$ 8	$ 36
Class I	—	115	190	86	391
Class R	—	2	3	1	6
Class R6	—	2	3	— (1)	5
Seix Corporate Bond Fund
Class A	1	2	1	4	8
Class C	7	18	28	1	54
Class I	11	47	53	33	144
Seix Floating Rate High Income Fund
Class A	—	—	6	7	13
Class C	—	15	49	27	91
Class I	—	2,269	3,727	1,885	7,881
Class R6	—	709	733	275	1,717
Seix High Grade Municipal Bond Fund
Class A	—	7	11	8	26
Class I	27	102	135	65	329
Seix High Income Fund
Class A	—	14	17	9	40
Class I	6	179	282	132	599
Class R	—	2	8	2	12
Class R6	—	3	6	14	23
Seix High Yield Fund
Class A	—	4	8	4	16
Class I	—	263	422	192	877
Class R	—	— (1)	— (1)	— (1)	— (1)
Class R6	—	26	13	1	40
Seix Investment Grade Tax-Exempt Bond Fund
Class A	14	20	22	13	69
Class I	133	481	616	328	1,558
Seix Short-Term Bond Fund
Class A	— (1)	7	17	11	35
Class C	—	2	9	5	16
Class I	21	83	57	25	186
Seix Short-Term Municipal Bond Fund
Class A	1	5	7	4	17
Class I	26	90	95	38	249
Seix Total Return Bond Fund
Class A	—	17	19	12	48
Class I	—	334	484	193	1,011
Class R6	—	78	162	55	295
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	—	560	1,107	578	2,245
Class R6	—	29	42	17	88
Seix U.S. Mortgage Fund
Class A	3	16	35	29	83
Class C	1	5	12	2	20
Class I	15	64	69	31	179
Seix Ultra-Short Bond Fund
Class A	—	—	— (1)	1	1
Class I	—	74	120	64	258
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2019, it retained net commissions of $4 for Class A shares and CDSC of $0 and $5 for Class A shares and Class C shares, respectively.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund and Seix Short-Term Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund), 1.00% for Class C shares, and 0.50% for Class R shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2019, the Funds incurred administration fees totaling $3,771 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2019, the Funds incurred transfer agent fees totaling $5,877 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2019.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2019, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 12,967	$ 17,023
Seix Corporate Bond Fund	17,992	19,408
Seix Floating Rate High Income Fund	209,523	1,360,330
Seix High Grade Municipal Bond Fund	61,552	61,880
Seix High Income Fund	186,600	171,737
Seix High Yield Fund	153,522	146,051
Seix Investment Grade Tax-Exempt Bond Fund	283,468	292,627
Seix Short-Term Bond Fund	454	1,471
Seix Short-Term Municipal Bond Fund	7,829	12,575
Seix Total Return Bond Fund	36,478	51,342
Seix U.S. Government Securities Ultra-Short Bond Fund	5,593	—
Seix U.S. Mortgage Fund	328	716
Seix Ultra-Short Bond Fund	22,306	23,275
Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended June 30, 2019, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$129,839	$140,688
Seix Corporate Bond Fund	5,229	4,097
Seix Short-Term Bond Fund	2,528	2,726
Seix Total Return Bond Fund	407,429	461,342
Seix U.S. Government Securities Ultra-Short Bond Fund	408,715	208,816
Seix U.S. Mortgage Fund	11,196	12,528
Seix Ultra-Short Bond Fund	9,733	1,515

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	35	$ 374	82	$ 845
Reinvestment of distributions	5	55	14	144
Shares repurchased and cross class conversions	(47)	(491)	(311)	(3,202)
Net Increase / (Decrease)	(7)	$ (62)	(215)	$ (2,213)
Class I
Shares sold and cross class conversions	539	$ 5,653	1,414	$ 14,647
Reinvestment of distributions	141	1,484	350	3,609
Shares repurchased and cross class conversions	(2,248)	(23,525)	(6,114)	(63,211)
Net Increase / (Decrease)	(1,568)	$ (16,388)	(4,350)	$ (44,955)
Class R
Shares sold and cross class conversions	10	$ 101	41	$ 424
Reinvestment of distributions	3	28	5	56
Shares repurchased and cross class conversions	(27)	(278)	(44)	(456)
Net Increase / (Decrease)	(14)	$ (149)	2	$ 24
Class R6
Shares sold and cross class conversions	— (1)	$ 3	19	$ 196
Reinvestment of distributions	— (1)	2	6	60
Shares repurchased and cross class conversions	(—) (2)	(3)	(322)	(3,286)
Net Increase / (Decrease)	—	$ 2	(297)	$ (3,030)

	Seix Corporate Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	596	$ 4,859	11	$ 90
Reinvestment of distributions	7	63	1	10
Shares repurchased and cross class conversions	(58)	(490)	(11)	(93)
Net Increase / (Decrease)	545	$ 4,432	1	$ 7

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix Corporate Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	3	$ 25	16	$ 133
Reinvestment of distributions	1	8	18	148
Shares repurchased and cross class conversions	(611)	(4,966)	(108)	(899)
Net Increase / (Decrease)	(607)	$ (4,933)	(74)	$ (618)
Class I
Shares sold and cross class conversions	580	$ 4,894	7,038	$ 57,885
Reinvestment of distributions	56	473	64	524
Shares repurchased and cross class conversions	(602)	(4,954)	(3,716)	(30,298)
Net Increase / (Decrease)	34	$ 413	3,386	$ 28,111

	Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	972	$ 8,274	4,455	$ 38,698
Reinvestment of distributions	141	1,202	492	4,263
Shares repurchased and cross class conversions	(3,247)	(27,565)	(9,784)	(84,795)
Net Increase / (Decrease)	(2,134)	$ (18,089)	(4,837)	$ (41,834)
Class C
Shares sold and cross class conversions	330	$ 2,809	1,161	$ 10,053
Reinvestment of distributions	101	865	203	1,755
Shares repurchased and cross class conversions	(840)	(7,161)	(1,797)	(15,499)
Net Increase / (Decrease)	(409)	$ (3,487)	(433)	$ (3,691)
Class I
Shares sold and cross class conversions	54,918	$ 467,787	238,479	$ 2,069,083
Reinvestment of distributions	10,735	91,505	23,652	204,583
Shares repurchased and cross class conversions	(172,966)	(1,473,415)	(256,852)	(2,203,344)
Net Increase / (Decrease)	(107,313)	$ (914,123)	5,279	$ 70,322

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	15,421	$ 131,863	33,303	$ 289,034
Reinvestment of distributions	1,370	11,675	4,512	39,086
Shares repurchased and cross class conversions	(42,925)	(366,269)	(87,642)	(749,456)
Net Increase / (Decrease)	(26,134)	$ (222,731)	(49,827)	$ (421,336)

	Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	37	$ 437	9	$ 100
Reinvestment of distributions	6	69	20	228
Shares repurchased and cross class conversions	(37)	(443)	(132)	(1,517)
Net Increase / (Decrease)	6	$ 63	(103)	$ (1,189)
Class I
Shares sold and cross class conversions	706	$ 8,335	1,046	$ 12,177
Reinvestment of distributions	29	348	159	1,841
Shares repurchased and cross class conversions	(625)	(7,401)	(3,952)	(45,673)
Net Increase / (Decrease)	110	$ 1,282	(2,747)	$ (31,655)

	Seix High Income Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	788	$ 4,879	1,984	$ 12,703
Reinvestment of distributions	66	412	160	1,019
Shares repurchased and cross class conversions	(473)	(2,967)	(4,271)	(27,325)
Net Increase / (Decrease)	381	$ 2,324	(2,127)	$ (13,603)
Class I
Shares sold and cross class conversions	5,364	$ 33,401	11,602	$ 74,417
Reinvestment of distributions	1,163	7,287	3,020	19,157
Shares repurchased and cross class conversions	(8,463)	(52,814)	(30,092)	(190,990)
Net Increase / (Decrease)	(1,936)	$ (12,126)	(15,470)	$ (97,416)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix High Income Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R
Shares sold and cross class conversions	121	$ 757	579	$ 3,738
Reinvestment of distributions	41	260	104	661
Shares repurchased and cross class conversions	(337)	(2,091)	(671)	(4,255)
Net Increase / (Decrease)	(175)	$ (1,074)	12	$ 144
Class R6
Shares sold and cross class conversions	5,129	$ 31,981	203	$ 1,288
Reinvestment of distributions	16	99	37	234
Shares repurchased and cross class conversions	(377)	(2,366)	(317)	(2,007)
Net Increase / (Decrease)	4,768	$ 29,714	(77)	$ (485)

	Seix High Yield Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	248	$ 1,960	396	$ 3,224
Reinvestment of distributions	10	79	24	194
Shares repurchased and cross class conversions	(228)	(1,821)	(624)	(5,063)
Net Increase / (Decrease)	30	$ 218	(204)	$ (1,645)
Class I
Shares sold and cross class conversions	3,610	$ 29,482	5,892	$ 48,557
Reinvestment of distributions	851	6,982	2,153	17,646
Shares repurchased and cross class conversions	(4,405)	(36,050)	(19,276)	(158,366)
Net Increase / (Decrease)	56	$ 414	(11,231)	$ (92,163)
Class R
Shares sold and cross class conversions	2	$ 17	—	$ —
Reinvestment of distributions	— (1)	2	1	4
Shares repurchased and cross class conversions	(3)	(21)	(8)	(66)
Net Increase / (Decrease)	(1)	$ (2)	(7)	$ (62)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix High Yield Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	26	$ 216	—	$ —
Reinvestment of distributions	3	23	39	324
Shares repurchased and cross class conversions	—	—	(5,261)	(43,509)
Net Increase / (Decrease)	29	$ 239	(5,222)	$ (43,185)

	Seix Investment Grade Tax-Exempt Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	39	$ 455	82	$ 928
Reinvestment of distributions	7	78	22	255
Shares repurchased and cross class conversions	(62)	(714)	(172)	(1,975)
Net Increase / (Decrease)	(16)	$ (181)	(68)	$ (792)
Class I
Shares sold and cross class conversions	3,430	$ 39,789	11,752	$ 134,639
Reinvestment of distributions	201	2,338	901	10,308
Shares repurchased and cross class conversions	(3,775)	(43,912)	(25,345)	(288,965)
Net Increase / (Decrease)	(144)	$ (1,785)	(12,692)	$ (144,018)

	Seix Short-Term Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	62	$ 599	48	$ 473
Reinvestment of distributions	2	21	3	28
Shares repurchased and cross class conversions	(32)	(312)	(68)	(668)
Net Increase / (Decrease)	32	$ 308	(17)	$ (167)
Class C
Shares sold and cross class conversions	7	$ 66	72	$ 705
Reinvestment of distributions	— (1)	5	1	7
Shares repurchased and cross class conversions	(83)	(820)	(51)	(501)
Net Increase / (Decrease)	(76)	$ (749)	22	$ 211

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix Short-Term Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	9	$ 89	111	$ 1,083
Reinvestment of distributions	5	49	10	100
Shares repurchased and cross class conversions	(97)	(945)	(340)	(3,323)
Net Increase / (Decrease)	(83)	$ (807)	(219)	$ (2,140)

	Seix Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	50	$ 508	89	$ 872
Reinvestment of distributions	1	7	1	14
Shares repurchased and cross class conversions	(23)	(234)	(126)	(1,241)
Net Increase / (Decrease)	28	$ 281	(36)	$ (355)
Class I
Shares sold and cross class conversions	10	$ 105	207	$ 2,047
Reinvestment of distributions	11	105	23	225
Shares repurchased and cross class conversions	(581)	(5,802)	(1,468)	(14,512)
Net Increase / (Decrease)	(560)	$ (5,592)	(1,238)	$ (12,240)

	Seix Total Return Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	105	$ 1,122	242	$ 2,529
Reinvestment of distributions	8	84	16	166
Shares repurchased and cross class conversions	(109)	(1,165)	(467)	(4,899)
Net Increase / (Decrease)	4	$ 41	(209)	$ (2,204)
Class I
Shares sold and cross class conversions	2,732	$ 28,193	4,792	$ 48,667
Reinvestment of distributions	331	3,426	1,020	10,330
Shares repurchased and cross class conversions	(8,141)	(83,644)	(38,154)	(386,879)
Net Increase / (Decrease)	(5,078)	$ (52,025)	(32,342)	$ (327,882)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix Total Return Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R
Shares sold and cross class conversions	230	$ 2,380	391	$ 3,961
Reinvestment of distributions	23	239	47	473
Shares repurchased and cross class conversions	(467)	(4,832)	(808)	(8,183)
Net Increase / (Decrease)	(214)	$ (2,213)	(370)	$ (3,749)
Class R6
Shares sold and cross class conversions	2,434	$ 24,922	533	$ 5,399
Reinvestment of distributions	79	819	259	2,621
Shares repurchased and cross class conversions	(4,088)	(42,604)	(7,775)	(77,437)
Net Increase / (Decrease)	(1,575)	$ (16,863)	(6,983)	$ (69,417)

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	968	$ 9,668	580	$ 5,801
Reinvestment of distributions	7	66	1	5
Shares repurchased and cross class conversions	(673)	(6,719)	(31)	(309)
Net Increase / (Decrease)	302	$ 3,015	550	$ 5,497
Class I
Shares sold and cross class conversions	36,321	$ 362,878	49,452	$ 494,558
Reinvestment of distributions	1,439	14,374	2,251	22,508
Shares repurchased and cross class conversions	(23,257)	(232,372)	(62,425)	(624,267)
Net Increase / (Decrease)	14,503	$ 144,880	(10,722)	$ (107,201)
Class R6
Shares sold and cross class conversions	1,469	$ 14,689	2,685	$ 26,895
Reinvestment of distributions	27	266	58	582
Shares repurchased and cross class conversions	(1,820)	(18,195)	(3,745)	(37,512)
Net Increase / (Decrease)	(324)	$ (3,240)	(1,002)	$ (10,035)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	242	$ 2,645	139	$ 1,500
Reinvestment of distributions	7	72	6	64
Shares repurchased and cross class conversions	(33)	(364)	(33)	(359)
Net Increase / (Decrease)	216	$ 2,353	112	$ 1,205
Class C
Shares sold and cross class conversions	— (1)	$ 2	5	$ 52
Reinvestment of distributions	1	8	5	53
Shares repurchased and cross class conversions	(231)	(2,517)	(54)	(576)
Net Increase / (Decrease)	(230)	$ (2,507)	(44)	$ (471)
Class I
Shares sold and cross class conversions	212	$ 2,335	376	$ 4,078
Reinvestment of distributions	20	218	42	451
Shares repurchased and cross class conversions	(447)	(4,891)	(509)	(5,507)
Net Increase / (Decrease)	(215)	$ (2,338)	(91)	$ (978)

	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	60	$ 594	554	$ 5,513
Reinvestment of distributions	1	15	1	6
Shares repurchased and cross class conversions	(94)	(934)	(384)	(3,814)
Net Increase / (Decrease)	(33)	$ (325)	171	$ 1,705
Class I
Shares sold and cross class conversions	2,175	$ 21,597	4,360	$ 43,406
Reinvestment of distributions	73	727	105	1,047
Shares repurchased and cross class conversions	(1,879)	(18,671)	(4,381)	(43,628)
Net Increase / (Decrease)	369	$ 3,653	84	$ 825
(1)	Amount is less than 500 shares.
(2)	Amount is less than (500) shares.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of Changes in Net Assets. For the period ended June 30, 2019, the Funds had the following such exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Value
Seix Core Bond Fund	—	—	1	—	1	—	—	—	$ 9
Seix Corporate Bond Fund	1	595	—	—	592	—	1	—	4,845
Seix Floating Rate High Income Fund	686	256	366	3	226	17	735	329	11,165
Seix High Grade Municipal Bond Fund	2	—	— (1)	—	— (1)	—	2	—	31
Seix High Income Fund	40	—	74	—	74	—	40	—	712
Seix High Yield Fund	—	—	8	—	8	—	—	—	64
Seix Investment Grade Tax-Exempt Bond Fund	4	—	—	—	—	—	4	—	47
Seix Short-Term Bond Fund	—	46	—	—	46	—	—	—	449
Seix Total Return Bond Fund	2	—	1	—	1	—	2	—	26
Seix U.S. Government Securities Ultra-Short Bond Fund	—	—	2	—	2	—	—	—	24
Seix U.S. Mortgage Fund	—	223	— (1)	—	224	—	—	—	2,429
Seix Ultra-Short Bond Fund	—	—	7	—	7	—	—	—	70
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of June 30, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	60%	2
Seix Corporate Bond Fund	91	3
Seix Floating Rate High Income Fund	42	2
Seix High Grade Municipal Bond Fund	50	2
Seix High Income Fund	48	1
Seix High Yield Fund	70	3
Seix Investment Grade Tax-Exempt Bond Fund	57	3
Seix Short-Term Bond Fund	44	2
Seix Short-Term Municipal Bond Fund	82	3
Seix Total Return Bond Fund	39	1
Seix U.S. Government Securities Ultra-Short Bond Fund	60	1
Seix U.S. Mortgage Fund	61	2
Seix Ultra-Short Bond Fund	59	2
*	None of the accounts are affiliated.
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2019, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the Credit Agreement was reserved for the Seix Floating Rate High Income Fund. On March 15, 2018, the Trust, on behalf of Seix Floating Rate High Income Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. Each Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. Each Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings at the end of the period.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 129,478	$ 3,291	$ (83)	$ 3,208
Seix Corporate Bond Fund	42,454	2,247	(26)	2,221
Seix Floating Rate High Income Fund	4,242,502	3,900	(183,798)	(179,898)
Seix High Grade Municipal Bond Fund	53,478	1,705	(—) (1)	1,705
Seix High Income Fund	336,434	7,106	(14,484)	(7,378)
Seix High Yield Fund	300,355	7,316	(7,016)	300
Seix Investment Grade Tax-Exempt Bond Fund	308,050	9,090	(3)	9,087
Seix Short-Term Bond Fund	7,873	100	(2)	98
Seix Short-Term Municipal Bond Fund	15,662	180	(3)	177
Seix Total Return Bond Fund	373,513	10,487	(634)	9,853
Seix U.S. Government Securities Ultra-Short Bond Fund	1,410,705	5,644	(1,678)	3,966
Seix U.S. Mortgage Fund	21,500	450	(4)	446
Seix Ultra-Short Bond Fund	64,171	146	(22)	124
(1)	Amount is less than ($500).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
At December 31, 2018, certain Funds had capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Seix Core Bond Fund	$ 4,621	$ 772	$ 4,621	$ 772
Seix Corporate Bond Fund	729	121	729	121
Seix Floating Rate High Income Fund	52,167	225,890	52,167	225,890
Seix High Grade Municipal Bond Fund	315	—	315	—
Seix High Income Fund	18,837	58,878	18,837	58,878
Seix High Yield Fund	17,071	39,422	17,071	39,422
Seix Investment Grade Tax-Exempt Bond Fund	2,415	—	2,415	—
Seix Short-Term Bond Fund	211	23	211	23
Seix Short-Term Municipal Bond Fund	48	10	48	10
Seix Total Return Bond Fund	24,374	1,937	24,374	1,937
Seix U.S. Government Securities Ultra-Short Bond Fund	5,382	41	5,382	41
Seix U.S. Mortgage Fund	226	128	226	128
Seix Ultra-Short Bond Fund	51	16	51	16
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryforwards.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2018, the Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Seix Core Bond Fund	$ —	$ 1,291
Seix Corporate Bond Fund	—	7
Seix Floating Rate High Income Fund	—	27,078
Seix High Grade Municipal Bond Fund	—	133
Seix High Income Fund	—	784
Seix High Yield Fund	—	748
Seix Investment Grade Tax-Exempt Bond Fund	—	417
Seix Short-Term Bond Fund	—	34
Seix Total Return Bond Fund	—	5,287
Seix U.S. Government Securities Ultra-Short Bond Fund	—	39
Seix U.S. Mortgage Fund	—	77
Seix Ultra-Short Bond Fund	—	61
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

RESULTS OF SHAREHOLDER MEETING
VIRTUS ASSET TRUST
(UNAUDITED)
The following shareholder meeting results supersede the results shown in prior reports, which for certain funds inadvertently omitted a column.
Shareholder Meeting Results
A special meeting of shareholders (the “May 9 Meeting”) of certain series of RidgeWorth Funds as listed below was held on May 9, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The May 9 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Seix Corporate Bond Fund	1,259,034	8,513	32,234	—
Seix Floating Rate High Income Fund	341,966,628	4,370,147	3,421,870	—
Seix Georgia Tax-Exempt Bond Fund	7,213,225	125,065	3,029	—
Seix Limited Duration Fund	676,439	—	—	—
Seix North Carolina Tax-Exempt Fund	2,092,956	27,358	12,542	—
Seix Short-Term Municipal Bond Fund	1,915,322	22,805	4,613	—
Seix U.S. Government Securities Ultra-Short Bond Fund	75,510,428	2,698,602	1,053,985	—
Seix Ultra-Short Bond Fund	7,683,261	32,555	45,203	—
Seix Virginia Intermediate Municipal Bond Fund	4,420,620	28,181	48,370	—
Seix High Grade Municipal Bond Fund	3,363,337	70,771	34,596	883,894
Seix High Yield Fund	33,903,148	442,753	590,194	989,332
Seix Investment Grade Tax-Exempt	25,551,400	130,743	121,514	4,005,965
A special meeting of shareholders (the “May 30 Meeting”) of certain series of RidgeWorth Funds as listed below was held on May 30, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The May 30 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Seix Total Return Bond Fund	40,325,153	759,861	2,192,908	5,250,805
Seix U.S. Mortgage Fund	938,696	5,512	208,957	124,554
Seix Core Bond Fund	8,313,751	96,516	2,314,363	—
A special meeting of shareholders (the “June 20 Meeting”) of certain series of RidgeWorth Funds as listed below was held on June 20, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.

RESULTS OF SHAREHOLDER MEETING
VIRTUS ASSET TRUST
(UNAUDITED) (Continued)
The June 20 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Seix High Income Fund	38,965,484	1,612,809	1,821,158	8,484,631
Seix Short-Term Bond Fund	3,211,097	4,799	23,028	—

Virtus Seix High Income Fund,
a series of Virtus Asset Trust
Supplement dated July 1, 2019 to the Statement of
Additional Information (“SAI”) dated April 30, 2019
Important Notice to Investors
Effective July 1, 2019, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 91-92 of the fund’s SAI, the second table is hereby revised by replacing the information for the fund as follows:
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares
Seix High Income Fund	0.93%	N/A	0.68%	1.18%	0.59%
Investors should retain this supplement with the SAI for future reference.
VAT 8622B SAI/SeixHIF NewExpCaps (7/2019)

Virtus Seix High Income Fund,
a series of Virtus Asset Trust
Supplement dated July 1, 2019 to the Summary Prospectus
and the Virtus Asset Trust Statutory Prospectus,
each dated April 30, 2019
Important Notice to Investors
Effective July 1, 2019, the fund’s investment adviser, Virtus Fund Advisers, LLC, is implementing more favorable expense limitation arrangements. These changes are described in more detail below.
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	0.50%	None
Other Expenses	0.31%	0.33%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.11%	0.88%	1.25%	0.75%
Less: Fee Waivers and/or Expense Reimbursements(a)	(0.18%)	(0.20)%	(0.07)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(a)	0.93%	0.68%	1.18%	0.59%

(a)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.93% for Class A Shares, 0.68% for Class C Shares, 1.18% for Class R Shares and 0.59% for Class R6 Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.
Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$466	$697	$947	$1,660
Class I	Sold or Held	$69	$261	$468	$1,066
Class R	Sold or Held	$120	$390	$680	$1,505
Class R6	Sold or Held	$60	$224	$401	$915

In the first table in the section “More Information About Fund Expenses” on page 99 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following:
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares
Virtus Seix High Income Fund	0.93%	N/A	0.68%	1.18%	0.59%
Investors should retain this supplement with the Prospectuses for future reference.
VAT 8622/SeixHIF NewExpCaps (7/2019)

Virtus Asset Trust
Supplement dated July 26, 2019 to the Statutory Prospectus dated April 30, 2019, as supplemented
Important Notice to Investors
This supplement corrects a typographical error in the statutory prospectus. Under the heading “Sales Charge you may pay to purchase Class A Shares” in the section “Sales Charges,” the third table on page 148 of the Trust’s Statutory prospectus is hereby replaced with the following:
All Other Funds
Amount of Transaction at Offering Price	Sales Charge as a percentage of
	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None
Investors should retain this supplement with the Prospectus for future reference.
VAT 8622/SalesChargesCorrection (7/2019)

Virtus Seix Floating Rate High Income Fund,
a series of Virtus Asset Trust{c}
Supplement dated August 14, 2019 to the Prospectuses dated April 30, 2019, as supplemented
Important Notice to Investors
Effective August 30, 2019, Eric Guevara will be added as portfolio manager of Virtus Seix Floating Rate High Income Fund (the “Fund”).
The following disclosure will be added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:
>  Eric Guevara, Portfolio Manager and Senior Leveraged Loan Trader of Seix, has comanaged the fund since August 2019.
In the section “Portfolio Management” on pages 136 and 137 of the statutory prospectus, the table under the subheading “Seix” will be amended for the Fund with the following:
Virtus Seix Floating Rate High Income Fund	Vincent Flanagan (since 2011) George Goudelias (since 2006) (Lead Portfolio Manager) Eric Guevara (since August 2019)
The portfolio manager biographies under the referenced table will be amended by adding the following information for Mr. Guevara:
Eric Guevara. Mr. Guevara joined Seix Investment Advisors in 2000 and serves as a Portfolio Manager and Senior Leveraged Loan Trader. Mr. Guevara began his career as a trade flow administrator and gained experience as a junior trader in the investment grade group before moving into his current position in the leveraged loan group in 2006. He has worked in investment management since 2000.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.
Investors should retain this supplement for future reference.
VAT 8622/SeixPMChanges (8/2019)

Virtus Seix Floating Rate High Income Fund,
a series of Virtus Asset Trust{c}
Supplement dated August 14, 2019 to the Prospectuses dated April 30, 2019, as supplemented
Important Notice to Investors
Effective August 30, 2019, Eric Guevara will be added as portfolio manager of Virtus Seix Floating Rate High Income Fund (the “Fund”). The resulting disclosure changes to the Fund’s SAI are described below.
The disclosure in the table under “Portfolio Managers” beginning on page 103 of the SAI will be amended by adding Mr. Guevara as a Portfolio Manager of the Fund.
The “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 106 of the SAI will be amended by adding a row for Mr. Guevara with the following information and an associated footnote:
	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Eric Guevara*	0	N/A	0	N/A	0	N/A
*As of June 30, 2019.
The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 108 of the SAI will be amended by adding a row showing the following information for Mr. Guevara and an associated footnote:
Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies	Total Ownership/Financial Exposure
Eric Guevara*	Seix Floating Rate High Income Fund – None	None	None
*As of June 30, 2019.
Investors should retain this supplement with the SAI for future reference.
VAT 8622B/SeixPMChanges (8/2019)

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8624	08-19

SEMI-ANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2019
Virtus Ceredex Large-Cap Value Equity Fund*
Virtus Ceredex Mid-Cap Value Equity Fund*
Virtus Ceredex Small-Cap Value Equity Fund*
Virtus SGA International Growth Fund (f/k/a: Virtus WCM International Equity Fund)*
Virtus Silvant Large-Cap Growth Stock Fund*
Virtus Silvant Small-Cap Growth Stock Fund*
Virtus Zevenbergen Innovative Growth Stock Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Portfolio Holdings Summary Weightings	5
Fund	Schedule of Investments
Virtus Ceredex Large-Cap Value Equity Fund (“Ceredex Large-Cap Value Equity Fund”)	6
Virtus Ceredex Mid-Cap Value Equity Fund (“Ceredex Mid-Cap Value Equity Fund”)	7
Virtus Ceredex Small-Cap Value Equity Fund (“Ceredex Small-Cap Value Equity Fund”)	9
Virtus SGA International Growth Fund (“SGA International Growth Fund”) (f/k/a: Virtus WCM International Equity Fund)	11
Virtus Silvant Large-Cap Growth Stock Fund (“Silvant Large-Cap Growth Stock Fund”)	12
Virtus Silvant Small-Cap Growth Stock Fund (“Silvant Small-Cap Growth Stock Fund”)	13
Virtus Zevenbergen Innovative Growth Stock Fund (“Zevenbergen Innovative Growth Stock Fund”)	15
Statements of Assets and Liabilities	16
Statements of Operations	20
Statements of Changes in Net Assets	23
Financial Highlights	27
Notes to Financial Statements	33
Results of Shareholder Meeting	47
Consideration of Subadvisory Agreements by the Board of Trustees	49
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective March 31, 2019, the Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this semiannual report that reviews the performance of your Fund(s) for the six months ended June 30, 2019.
In a reversal from the sharp downturn of late 2018, global financial markets rallied during the first six months of 2019. While global growth continued to slow, expectations of interest rate cuts by the U.S. Federal Reserve and the European Central Bank buoyed the markets for much of the period. In May, trade battles with China and the threat of tariffs on Mexico resulted in a brief decline, but by late June, the U.S. equity markets were at or nearing new highs.
For the six months ended June 30, 2019, U.S. large-cap stocks, as measured by the S&P 500® Index, rose 18.54%, while small-cap stocks increased 16.98%, as measured by the Russell 2000® Index. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 14.03%, compared to emerging markets, which returned 10.58%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 2.00% at June 30, 2019, down from 2.69% at December 31, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 6.11% for the six-month period. Non-investment grade bonds produced strong returns during the period, up 9.94%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
In a rising market like that of the past six months, it is easy to overlook the importance of risk management. But portfolio diversification remains a critical tool for investment success – in good markets and bad. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,158.80	1.24%	$ 6.64
	Class C	1,000.00	1,156.50	1.72	9.20
	Class I	1,000.00	1,160.50	0.97	5.20
	Class R6	1,000.00	1,162.40	0.72	3.86
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,190.90	1.38	7.50
	Class C	1,000.00	1,189.00	1.79	9.72
	Class I	1,000.00	1,193.20	1.02	5.55
	Class R6	1,000.00	1,193.80	0.79	4.30
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,132.60	1.48	7.83
	Class C	1,000.00	1,131.00	1.90	10.04
	Class I	1,000.00	1,134.80	1.20	6.35
	Class R6**	1,000.00	999.00	0.88	2.96
SGA International Growth Fund
	Class A	1,000.00	1,232.70	1.44	7.97
	Class I	1,000.00	1,234.60	1.22	6.76
	Class R6	1,000.00	1,234.40	1.12	6.20
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,228.00	1.23	6.79
	Class C	1,000.00	1,220.60	1.90	10.46
	Class I	1,000.00	1,230.60	0.97	5.36
	Class R6	1,000.00	1,231.50	0.90	4.98
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,309.80	1.27	7.27
	Class C	1,000.00	1,304.20	1.93	11.03
	Class I	1,000.00	1,311.30	1.15	6.59
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,365.80	1.25	7.33
	Class I	1,000.00	1,367.00	1.00	5.87

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
**	February 26, 2019, is the date the Class started accruing expenses. Expenses are equal to the Fund Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (123) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,018.65	1.24%	$ 6.21
	Class C	1,000.00	1,016.27	1.72	8.60
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,021.22	0.72	3.61
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,017.95	1.38	6.90
	Class C	1,000.00	1,015.92	1.79	8.95
	Class I	1,000.00	1,019.74	1.02	5.11
	Class R6	1,000.00	1,020.88	0.79	3.96
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,017.46	1.48	7.40
	Class C	1,000.00	1,015.37	1.90	9.49
	Class I	1,000.00	1,018.84	1.20	6.01
	Class R6	1,000.00	1,020.43	0.88	4.41
SGA International Growth Fund
	Class A	1,000.00	1,017.65	1.44	7.20
	Class I	1,000.00	1,018.74	1.22	6.11
	Class R6	1,000.00	1,019.24	1.12	5.61
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,018.70	1.23	6.16
	Class C	1,000.00	1,015.37	1.90	9.49
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,020.33	0.90	4.51
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,018.50	1.27	6.36
	Class C	1,000.00	1,015.22	1.93	9.64
	Class I	1,000.00	1,019.09	1.15	5.76
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,018.60	1.25	6.26
	Class I	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2019
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (ECB)
The European Central Bank (ECB) is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the National Central Banks (NCBs) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
4

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2019
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2019.
Ceredex Large-Cap Value Equity Fund
Health Care	16%
Financials	14
Information Technology	12
Energy	12
Industrials	11
Communication Services	9
Utilities	7
Other (includes short-term investment)	19
Total	100%
Ceredex Mid-Cap Value Equity Fund
Financials	20%
Health Care	14
Energy	10
Information Technology	10
Utilities	9
Real Estate	9
Consumer Staples	7
Other (includes short-term investment)	21
Total	100%

Ceredex Small-Cap Value Equity Fund
Industrials	24%
Financials	19
Information Technology	17
Real Estate	11
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	7
Total	100%
SGA International Growth Fund
Consumer Staples	27%
Financials	19
Consumer Discretionary	13
Materials	12
Health Care	12
Information Technology	7
Industrials	5
Other (includes short-term investment)	5
Total	100%

Silvant Large-Cap Growth Stock Fund
Information Technology	36%
Consumer Discretionary	15
Communication Services	14
Industrials	12
Health Care	12
Consumer Staples	5
Financials	2
Other	4
Total	100%
Silvant Small-Cap Growth Stock Fund
Health Care	28%
Information Technology	21
Industrials	18
Consumer Discretionary	13
Financials	6
Materials	6
Consumer Staples	3
Other (includes short-term investment and securities lending collateral)	5
Total	100%

Zevenbergen Innovative Growth Stock Fund
Information Technology	37%
Consumer Discretionary	26
Health Care	17
Communication Services	12
Industrials	6
Short-Term Investment	2
Total	100%
5

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—8.7%
Omnicom Group, Inc.	316,255	$ 25,917
Verizon Communications, Inc.	1,004,584	57,392
Walt Disney Co. (The)	190,042	26,538
		109,847

Consumer Discretionary—2.0%
Honda Motor Co. Ltd. Sponsored ADR	995,518	25,724
Consumer Staples—3.6%
Kellogg Co.	858,697	46,000
Energy—11.8%
BP plc Sponsored ADR	849,916	35,442
Chevron Corp.	324,741	40,411
Diamondback Energy, Inc.	175,720	19,148
Marathon Petroleum Corp.	973,899	54,421
		149,422

Financials—13.8%
American International Group, Inc.	356,995	19,021
Bank of America Corp.	1,972,198	57,194
Citigroup, Inc.	192,155	13,456
JPMorgan Chase & Co.	530,788	59,342
Wells Fargo & Co.	552,087	26,125
		175,138

Health Care—15.7%
Abbott Laboratories	522,872	43,974
Cigna Corp.	318,499	50,179
Humana, Inc.	199,682	52,976
Zimmer Biomet Holdings, Inc.	442,660	52,119
		199,248

Industrials—11.0%
Boeing Co. (The)	86,269	31,403
Emerson Electric Co.	466,442	31,121
General Dynamics Corp.	76,618	13,931
	Shares	Value

Industrials—continued
Honeywell International, Inc.	212,686	$ 37,133
L3Harris Technologies, Inc.	65,987	12,480
United Technologies Corp.	104,289	13,578
		139,646

Information Technology—12.0%
Analog Devices, Inc.	123,706	13,963
Fidelity National Information Services, Inc.	417,760	51,251
Microsoft Corp.	327,732	43,903
Motorola Solutions, Inc.	139,083	23,189
QUALCOMM, Inc.	268,880	20,454
		152,760

Materials—6.3%
Corteva, Inc.(1)	633,506	18,733
Dow, Inc.	259,214	12,782
DuPont de Nemours, Inc.	645,754	48,476
		79,991

Real Estate—5.3%
Crown Castle International Corp.	302,300	39,405
Mid-America Apartment Communities, Inc.	241,468	28,435
		67,840

Utilities—6.4%
NextEra Energy, Inc.	205,970	42,195
Public Service Enterprise Group, Inc.	670,471	39,437
		81,632

Total Common Stocks (Identified Cost $1,018,286)		1,227,248

Total Long-Term Investments—96.6% (Identified Cost $1,018,286)		1,227,248

	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	19,347,374	$ 19,347
Total Short-Term Investment (Identified Cost $19,347)		19,347

TOTAL INVESTMENTS—98.1% (Identified Cost $1,037,633)		$1,246,595
Other assets and liabilities, net—1.9%		24,542
NET ASSETS—100.0%		$1,271,137

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	95%
United Kingdom	3
Japan	2
Total Investments	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,227,248	$1,227,248
Money Market Mutual Fund	19,347	19,347
Total Investments	$1,246,595	$1,246,595
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
6

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Communication Services—4.7%
Interpublic Group of Cos., Inc. (The)	1,925,000	$ 43,486
Meredith Corp.	875,000	48,178
Omnicom Group, Inc.	675,000	55,316
		146,980

Consumer Discretionary—3.4%
BorgWarner, Inc.	900,000	37,782
MGM Resorts International	1,125,000	32,141
PVH Corp.	400,000	37,856
		107,779

Consumer Staples—6.5%
Energizer Holdings, Inc.	2,450,000	94,668
Kellogg Co.	1,600,000	85,712
Kroger Co. (The)	982,700	21,334
		201,714

Energy—9.7%
Diamondback Energy, Inc.	630,000	68,651
Marathon Petroleum Corp.	2,000,000	111,760
Noble Energy, Inc.	2,550,000	57,120
Williams Cos., Inc. (The)	2,285,000	64,072
		301,603

Financials—19.4%
Affiliated Managers Group, Inc.	680,000	62,655
American International Group, Inc.	590,000	31,435
Ameriprise Financial, Inc.	540,000	78,387
Assurant, Inc.	230,000	24,467
Hartford Financial Services Group, Inc. (The)	1,535,000	85,530
PacWest Bancorp	1,825,000	70,865
Pinnacle Financial Partners, Inc.	1,469,000	84,438
Progressive Corp. (The)	369,800	29,558
Willis Towers Watson plc	340,000	65,124
Zions Bancorp NA	1,600,000	73,568
		606,027

	Shares	Value

Health Care—13.4%
Agilent Technologies, Inc.	349,500	$ 26,097
AmerisourceBergen Corp.	900,000	76,734
Humana, Inc.	625,000	165,812
Zimmer Biomet Holdings, Inc.	1,270,000	149,530
		418,173

Industrials—5.9%
Curtiss-Wright Corp.	200,000	25,426
Delta Air Lines, Inc.	800,000	45,400
Hubbell, Inc.	250,000	32,600
Rockwell Automation, Inc.	100,000	16,383
Spirit AeroSystems Holdings, Inc. Class A	315,000	25,631
Xylem, Inc.	470,000	39,311
		184,751

Information Technology—9.7%
Cabot Microelectronics Corp.	460,000	50,637
Fidelity National Information Services, Inc.	360,000	44,165
Global Payments, Inc.	250,000	40,032
Motorola Solutions, Inc.	320,000	53,354
Western Digital Corp.	1,268,000	60,293
Xilinx, Inc.	450,000	53,064
		301,545

Materials—5.3%
Cabot Corp.	650,000	31,012
Louisiana-Pacific Corp.	1,900,000	49,818
Martin Marietta Materials, Inc.	200,000	46,022
Mosaic Co. (The)	1,540,000	38,546
		165,398

Real Estate—8.7%
American Campus Communities, Inc.	1,235,000	57,008
American Homes 4 Rent Class A	2,450,000	59,559
Boston Properties, Inc.	415,000	53,535
Cousins Properties, Inc.	1,450,000	52,446
	Shares	Value

Real Estate—continued
Medical Properties Trust, Inc.	1,840,000	$ 32,090
MGM Growth Properties LLC Class A	594,350	18,217
		272,855

Utilities—9.1%
CenterPoint Energy, Inc.	1,900,000	54,397
Evergy, Inc.	675,000	40,601
FirstEnergy Corp.	1,665,000	71,279
Public Service Enterprise Group, Inc.	1,465,000	86,171
Sempra Energy	225,000	30,924
		283,372

Total Common Stocks (Identified Cost $2,813,996)		2,990,197

Total Long-Term Investments—95.8% (Identified Cost $2,813,996)		2,990,197

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(1)	50,410,791	50,411
Total Short-Term Investment (Identified Cost $50,411)		50,411

TOTAL INVESTMENTS—97.4% (Identified Cost $2,864,407)		$3,040,608
Other assets and liabilities, net—2.6%		81,603
NET ASSETS—100.0%		$3,122,211

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
7

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,990,197	$2,990,197
Money Market Mutual Fund	50,411	50,411
Total Investments	$3,040,608	$3,040,608
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.
8

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—1.7%
Emerald Expositions Events, Inc.	370,349	$ 4,129
John Wiley & Sons, Inc. Class A	80,000	3,669
Scholastic Corp.	66,821	2,221
		10,019

Consumer Discretionary—11.2%
American Eagle Outfitters, Inc.	689,258	11,649
Bloomin’ Brands, Inc.	284,470	5,379
Children’s Place, Inc. (The)	218,900	20,879
Lithia Motors, Inc. Class A	110,221	13,092
Movado Group, Inc.	92,606	2,500
Penske Automotive Group, Inc.	202,600	9,583
Standard Motor Products, Inc.	52,260	2,370
Tupperware Brands Corp.	20,192	384
		65,836

Consumer Staples—6.8%
B&G Foods, Inc.	894,193	18,599
Energizer Holdings, Inc.	546,535	21,118
PriceSmart, Inc.	5,763	295
		40,012

Energy—1.5%
SM Energy Co.	273,255	3,421
U.S. Silica Holdings, Inc.	438,291	5,606
		9,027

Financials—18.8%
AMERISAFE, Inc.	58,800	3,750
Artisan Partners Asset Management, Inc. Class A	65,117	1,792
Bank of Hawaii Corp.	138,211	11,459
Cathay General Bancorp	165,400	5,939
Cohen & Steers, Inc.	167,413	8,612
Evercore, Inc. Class A	178,545	15,814
First Hawaiian, Inc.	395,500	10,232
First Interstate BancSystem, Inc. Class A	185,860	7,362
Hanover Insurance Group, Inc. (The)	85,443	10,962
Horace Mann Educators Corp.	138,151	5,566
Kemper Corp.	322,829	27,857
	Shares	Value

Financials—continued
TrustCo Bank Corp. NY	115,822	$ 917
		110,262

Health Care—3.7%
Hill-Rom Holdings, Inc.	124,729	13,049
Phibro Animal Health Corp. Class A	263,741	8,379
		21,428

Industrials—23.9%
Altra Industrial Motion Corp.	80,866	2,901
Apogee Enterprises, Inc.	226,208	9,826
Brady Corp. Class A	12,017	593
Columbus McKinnon Corp.	29,953	1,257
Covanta Holding Corp.	625,545	11,203
Cubic Corp.	275,226	17,747
EnerSys	88,300	6,049
EnPro Industries, Inc.	84,628	5,403
Granite Construction, Inc.	100,568	4,845
Greenbrier Cos., Inc. (The)	100,138	3,044
Herman Miller, Inc.	337,554	15,089
Interface, Inc.	190,385	2,919
Kadant, Inc.	3,480	316
Kelly Services, Inc. Class A	196,644	5,150
Kforce, Inc.	96,294	3,379
Knoll, Inc.	467,275	10,738
Korn Ferry	115,088	4,612
Lindsay Corp.	3,487	287
Matson, Inc.	46,262	1,797
Matthews International Corp. Class A	56,575	1,972
Ritchie Bros. Auctioneers, Inc.	224,652	7,463
Simpson Manufacturing Co., Inc.	4,593	305
Tennant Co.	39,763	2,433
Tetra Tech, Inc.	59,978	4,711
Valmont Industries, Inc.	29,486	3,739
Wabash National Corp.	409,270	6,659
Werner Enterprises, Inc.	182,891	5,684
		140,121

Information Technology—16.4%
AVX Corp.	168,315	2,794
Cabot Microelectronics Corp.	113,677	12,513
Cohu, Inc.	202,377	3,123
Comtech Telecommunications Corp.	215,695	6,063
Daktronics, Inc.	45,649	282
	Shares	Value

Information Technology—continued
Littelfuse, Inc.	39,900	$ 7,059
MKS Instruments, Inc.	89,900	7,002
Monolithic Power Systems, Inc.	53,000	7,196
Power Integrations, Inc.	407,732	32,692
Sabre Corp.	776,200	17,232
		95,956

Materials—4.3%
Boise Cascade Co.	154,950	4,356
Cabot Corp.	6,929	331
Carpenter Technology Corp.	96,771	4,643
Commercial Metals Co.	206,759	3,691
Haynes International, Inc.	28,226	898
Neenah, Inc.	90,459	6,110
Sensient Technologies Corp.	73,646	5,411
		25,440

Real Estate—11.2%
Alexander & Baldwin, Inc.	268,543	6,203
DiamondRock Hospitality Co.	400,824	4,144
Monmouth Real Estate Investment Corp.	39,301	533
Outfront Media, Inc.	817,311	21,078
Physicians Realty Trust	1,120,013	19,533
Tanger Factory Outlet Centers, Inc.	774,697	12,558
Taubman Centers, Inc.	44,369	1,812
		65,861

Total Common Stocks (Identified Cost $510,079)		583,962

Total Long-Term Investments—99.5% (Identified Cost $510,079)		583,962

TOTAL INVESTMENTS—99.5% (Identified Cost $510,079)		$583,962
Other assets and liabilities, net—0.5%		2,773
NET ASSETS—100.0%		$586,735
See Notes to Financial Statements.
9

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$583,962	$583,962
Total Investments	$583,962	$583,962
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.
10

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
China—14.7%
Alibaba Group Holding Ltd. Sponsored ADR(1)	13,504	$ 2,288
Ctrip.com International Ltd. ADR(1)	31,095	1,148
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	15,065	1,455
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,760,872	1,596
Tencent Holdings Ltd.	45,645	2,060
		8,547

Denmark—8.8%
Chr. Hansen Holding A/S	18,079	1,698
Novo Nordisk A/S Sponsored ADR	39,705	2,026
Novozymes A/S Class B	30,792	1,436
		5,160

France—7.8%
Danone SA	20,518	1,738
L’Oreal SA	9,969	2,840
		4,578

Germany—6.9%
adidas AG	3,748	1,157
SAP SE Sponsored ADR	20,992	2,872
		4,029

Hong Kong—6.7%
AIA Group Ltd.	363,180	3,917
India—5.5%
HDFC Bank Ltd. ADR	24,644	3,205
Ireland—4.0%
Linde plc	11,567	2,323
	Shares	Value

Japan—2.3%
M3, Inc.	74,335	$ 1,358
Mexico—6.4%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	18,045	1,746
Wal-Mart de Mexico SAB de C.V.	730,784	1,994
		3,740

Netherlands—4.9%
Heineken NV	25,391	2,833
South Africa—2.0%
Sanlam Ltd.	209,490	1,162
Switzerland—12.0%
Alcon, Inc.(1)	28,734	1,783
Givaudan S.A. Registered Shares	515	1,454
Nestle S.A. Registered Shares	25,095	2,598
Temenos AG Registered Shares	6,486	1,160
		6,995

United Kingdom—13.7%
Aon plc	14,681	2,833
Diageo plc	53,904	2,317
IHS Markit Ltd.(1)	44,805	2,855
		8,005

United States—2.5%
MercadoLibre, Inc.(1)	2,362	1,445
Total Common Stocks (Identified Cost $48,112)		57,297

Total Long-Term Investments—98.2% (Identified Cost $48,112)		57,297

	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	1,187,090	$ 1,187
Total Short-Term Investment (Identified Cost $1,187)		1,187

TOTAL INVESTMENTS—100.2% (Identified Cost $49,299)		$58,484
Other assets and liabilities, net—(0.2)%		(130)
NET ASSETS—100.0%		$58,354

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	14%
United Kingdom	14
Switzerland	12
Denmark	9
France	8
Germany	7
Hong Kong	7
Other	29
Total Investments	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$57,297	$57,297
Money Market Mutual Fund	1,187	1,187
Total Investments	$58,484	$58,484
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
11

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—100.2%
Communication Services—13.6%
Alphabet, Inc. Class A(1)	3,063	$ 3,317
Alphabet, Inc. Class C(1)	3,145	3,400
Comcast Corp. Class A	43,851	1,854
Facebook, Inc. Class A(1)	8,209	1,584
Netflix, Inc.(1)	6,570	2,413
Walt Disney Co. (The)	15,493	2,163
		14,731

Consumer Discretionary—15.6%
Amazon.com, Inc.(1)	4,477	8,478
Home Depot, Inc. (The)	11,285	2,347
Las Vegas Sands Corp.	20,198	1,193
O’Reilly Automotive, Inc.(1)	5,015	1,852
Royal Caribbean Cruises Ltd.	6,308	765
TJX Cos., Inc. (The)	29,236	1,546
Tractor Supply Co.	6,156	670
		16,851

Consumer Staples—4.6%
Colgate-Palmolive Co.	13,326	955
Costco Wholesale Corp.	8,696	2,298
Estee Lauder Cos., Inc. (The) Class A	9,157	1,677
		4,930

Energy—1.0%
Devon Energy Corp.	10,769	307
EOG Resources, Inc.	8,873	827
		1,134

Financials—1.7%
American Express Co.	10,486	1,294
Goldman Sachs Group, Inc. (The)	2,732	559
		1,853

	Shares	Value

Health Care—12.3%
Agilent Technologies, Inc.	16,051	$ 1,199
Alexion Pharmaceuticals, Inc.(1)	7,912	1,036
Becton, Dickinson & Co.	2,187	551
Bristol-Myers Squibb Co.	22,719	1,030
Edwards Lifesciences Corp.(1)	9,295	1,717
Exact Sciences Corp.(1)	11,546	1,363
Intuitive Surgical, Inc.(1)	2,086	1,094
Mettler-Toledo International, Inc.(1)	1,514	1,272
Thermo Fisher Scientific, Inc.	2,182	641
UnitedHealth Group, Inc.	9,778	2,386
Vertex Pharmaceuticals, Inc.(1)	5,857	1,074
		13,363

Industrials—12.4%
A.O. Smith Corp.	17,326	817
Boeing Co. (The)	5,026	1,830
Deere & Co.	8,660	1,435
Emerson Electric Co.	17,810	1,188
Fortune Brands Home & Security, Inc.	9,667	552
Honeywell International, Inc.	15,314	2,674
IHS Markit Ltd.(1)	14,007	893
Knight-Swift Transportation Holdings, Inc.	34,021	1,117
Roper Technologies, Inc.	1,838	673
Waste Management, Inc.	8,259	953
Xylem, Inc.	15,985	1,337
		13,469

Information Technology—36.3%
Adobe, Inc.(1)	10,592	3,121
Analog Devices, Inc.	7,339	828
Apple, Inc.	27,518	5,446
Applied Materials, Inc.	26,147	1,174
	Shares	Value

Information Technology—continued
Autodesk, Inc.(1)	12,645	$ 2,060
Corning, Inc.	55,595	1,847
Mastercard, Inc. Class A	10,522	2,783
Microsoft Corp.	74,005	9,914
QUALCOMM, Inc.	9,918	755
salesforce.com, Inc.(1)	12,171	1,847
Splunk, Inc.(1)	5,629	708
Universal Display Corp.	6,626	1,246
Visa, Inc. Class A	33,131	5,750
Workday, Inc. Class A(1)	8,849	1,819
		39,298

Materials—1.7%
Air Products & Chemicals, Inc.	2,836	642
Vulcan Materials Co.	8,695	1,194
		1,836

Real Estate—1.0%
Equinix, Inc.	2,098	1,058
Total Common Stocks (Identified Cost $53,670)		108,523

Total Long-Term Investments—100.2% (Identified Cost $53,670)		108,523

TOTAL INVESTMENTS—100.2% (Identified Cost $53,670)		$108,523
Other assets and liabilities, net—(0.2)%		(203)
NET ASSETS—100.0%		$108,320

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$108,523	$108,523
Total Investments	$108,523	$108,523
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.
12

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—2.3%
Cable One, Inc.	407	$ 476
E.W. Scripps Co. (The) Class A	14,897	228
		704

Consumer Discretionary—12.5%
American Eagle Outfitters, Inc.	9,320	158
Boyd Gaming Corp.	8,727	235
Cavco Industries, Inc.(1)	569	90
Churchill Downs, Inc.	2,700	311
Etsy, Inc.(1)	4,139	254
Five Below, Inc.(1)	2,702	324
iRobot Corp.(1)	2,513	230
National Vision Holdings, Inc.(1)	6,848	210
Planet Fitness, Inc. Class A(1)	6,748	489
Roku, Inc.(1)	8,283	750
Texas Roadhouse, Inc.	9,290	499
Wingstop, Inc.	3,108	294
		3,844

Consumer Staples—2.5%
Inter Parfums, Inc.	3,773	251
J&J Snack Foods Corp.	1,376	221
WD-40 Co.	1,859	296
		768

Energy—1.1%
Cactus, Inc. Class A(1)	4,352	144
ProPetro Holding Corp.(1)	9,475	196
		340

Financials—6.1%
Ameris Bancorp	6,270	246
Cadence BanCorp	6,065	126
Essent Group Ltd.(1)	3,238	152
First Financial Bankshares, Inc.	11,722	361
Heritage Commerce Corp.	17,290	212
Home BancShares, Inc.	11,449	220
Independent Bank Group, Inc.	1,606	88
NMI Holdings, Inc. Class A(1)	5,128	146
RLI Corp.	3,834	329
		1,880

Health Care—28.0%
Alder Biopharmaceuticals, Inc.(1)	15,689	185
Array BioPharma, Inc.(1)	25,426	1,178
Bio-Techne Corp.	2,301	480
Chemed Corp.	1,589	573
Encompass Health Corp.	8,195	519
GW Pharmaceuticals plc ADR(1)	1,611	278
	Shares	Value

Health Care—continued
HealthEquity, Inc.(1)	6,644	$ 435
ICU Medical, Inc.(1)	1,865	470
Insmed, Inc.(1)	5,270	135
Inspire Medical Systems, Inc.(1)	4,324	262
Insulet Corp.(1)	4,201	501
LHC Group, Inc.(1)	3,409	408
MacroGenics, Inc.(1)	4,637	79
Madrigal Pharmaceuticals, Inc.(1)	666	70
Merit Medical Systems, Inc.(1)	7,570	451
Novocure Ltd.(1)	5,536	350
Penumbra, Inc.(1)	2,758	441
Reata Pharmaceuticals, Inc. Class A(1)	2,503	236
REGENXBIO, Inc.(1)	2,571	132
Sarepta Therapeutics, Inc.(1)	4,393	667
Tandem Diabetes Care, Inc.(1)	7,307	471
Ultragenyx Pharmaceutical, Inc.(1)	4,570	290
		8,611

Industrials—18.0%
Air Transport Services Group, Inc.(1)	12,216	298
Alamo Group, Inc.	1,670	167
ASGN, Inc.(1)	4,676	283
Atlas Air Worldwide Holdings, Inc.(1)	3,144	140
Barnes Group, Inc.	3,764	212
Brink’s Co. (The)	4,793	389
BWX Technologies, Inc.	3,626	189
Casella Waste Systems, Inc. Class A(1)	9,129	362
Chart Industries, Inc.(1)	5,212	401
Forward Air Corp.	5,419	321
Franklin Electric Co., Inc.	6,541	311
Kratos Defense & Security Solutions, Inc.(1)	9,673	221
Mercury Systems, Inc.(1)	10,519	740
Proto Labs, Inc.(1)	2,883	335
Saia, Inc.(1)	2,709	175
Simpson Manufacturing Co., Inc.	3,603	239
Teledyne Technologies, Inc.(1)	2,687	736
		5,519

Information Technology—21.4%
Coupa Software, Inc.(1)	3,351	424
Everbridge, Inc.(1)	4,521	404
Fair Isaac Corp.(1)	3,353	1,053
Five9, Inc.(1)	9,094	467
II-VI, Inc.(1)	12,387	453
InterXion Holding N.V.(1)	10,333	786
Paycom Software, Inc.(1)	1,641	372
Proofpoint, Inc.(1)	2,416	291
	Shares	Value

Information Technology—continued
Q2 Holdings, Inc.(1)	13,572	$ 1,036
Rogers Corp.(1)	1,773	306
ShotSpotter, Inc.(1)(2)	3,514	155
ViaSat, Inc.(1)	5,903	477
Workiva, Inc.(1)	5,894	343
		6,567

Materials—6.0%
Ashland Global Holdings, Inc.	1,323	106
Balchem Corp.	5,551	555
HB Fuller Co.	7,503	348
Quaker Chemical Corp.	2,493	506
W.R. Grace & Co.	4,143	315
		1,830

Total Common Stocks (Identified Cost $20,896)		30,063

Total Long-Term Investments—97.9% (Identified Cost $20,896)		30,063

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(3)	382,545	383
Total Short-Term Investment (Identified Cost $383)		383

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(3)(4)	119,211	119
Total Securities Lending Collateral (Identified Cost $119)		119

TOTAL INVESTMENTS—99.5% (Identified Cost $21,398)		$30,565
Other assets and liabilities, net—0.5%		158
NET ASSETS—100.0%		$30,723

Abbreviation:
ADR	American Depositary Receipt

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
13

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	95%
Netherlands	3
Jersey	1
United Kingdom	1
Total Investments	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$30,063	$30,063
Securities Lending Collateral	119	119
Money Market Mutual Fund	383	383
Total Investments	$30,565	$30,565
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.
14

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—12.1%
Facebook, Inc. Class A(1)	40,200	$ 7,759
Netflix, Inc.(1)	30,800	11,313
Zillow Group, Inc. Class C(1)	168,300	7,807
		26,879

Consumer Discretionary—26.1%
Alibaba Group Holding Ltd. Sponsored ADR(1)	30,000	5,084
Amazon.com, Inc.(1)	6,700	12,687
Chegg, Inc.(1)	114,800	4,430
Chewy, Inc. Class A(1)	37,600	1,316
lululemon athletica, Inc.(1)	23,800	4,289
MercadoLibre, Inc.(1)	18,300	11,195
Shake Shack, Inc. Class A(1)	69,600	5,025
Tesla, Inc.(1)	40,300	9,006
Wayfair, Inc. Class A(1)	35,700	5,212
		58,244

Financials—0.2%
Goosehead Insurance, Inc. Class A	6,700	320
Health Care—17.1%
BioMarin Pharmaceutical, Inc.(1)	64,350	5,512
Exact Sciences Corp.(1)	109,800	12,961
Medidata Solutions, Inc.(1)	32,000	2,896
Teladoc Health, Inc.(1)	159,600	10,599
Tilray, Inc.(1)	133,400	6,211
		38,179

Industrials—5.5%
CoStar Group, Inc.(1)	10,000	5,541
Lyft, Inc. Class A(1)	51,700	3,397
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(1)	73,200	$ 3,395
		12,333

Information Technology—36.5%
2U, Inc.(1)	101,200	3,809
Adobe, Inc.(1)	17,500	5,156
Atlassian Corp. plc Class A(1)	15,000	1,963
New Relic, Inc.(1)	35,000	3,028
NVIDIA Corp.	44,700	7,341
Okta, Inc.(1)	69,400	8,572
Paylocity Holding Corp.(1)	57,000	5,348
PayPal Holdings, Inc.(1)	75,900	8,687
Pluralsight, Inc. Class A(1)	135,000	4,093
ServiceNow, Inc.(1)	22,500	6,178
Shopify, Inc. Class A(1)	41,100	12,336
Square, Inc. Class A(1)	60,400	4,381
Trade Desk, Inc. (The) Class A(1)	46,100	10,501
		81,393

Total Common Stocks (Identified Cost $164,566)		217,348

Total Long-Term Investments—97.5% (Identified Cost $164,566)		217,348

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	4,186,698	4,187
Total Short-Term Investment (Identified Cost $4,187)		4,187

Value

TOTAL INVESTMENTS—99.4% (Identified Cost $168,753)	$221,535
Other assets and liabilities, net—0.6%	1,423
NET ASSETS—100.0%	$222,958

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	6
China	2
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Fund’s investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$217,348	$217,348
Money Market Mutual Fund	4,187	4,187
Total Investments	$221,535	$221,535
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
15

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)	$ 1,246,595	$ 3,040,608	$ 583,962
Cash	32,398	68,790	4,239
Receivables
Investment securities sold	6,815	27,230	—
Fund shares sold	623	3,949	277
Dividends and interest	516	4,196	885
Prepaid Trustees’ retainer	21	57	10
Prepaid expenses	65	119	53
Other assets	77	186	35
Total assets	1,287,110	3,145,135	589,461
Liabilities
Payables
Fund shares repurchased	6,833	4,022	1,934
Investment securities purchased	7,660	15,817	—
Investment advisory fees	600	1,706	398
Distribution and service fees	45	104	21
Administration and accounting fees	114	274	52
Transfer agent and sub-transfer agent fees and expenses	563	685	240
Professional fees	16	27	13
Trustee deferred compensation plan	77	186	35
Other accrued expenses	65	103	33
Total liabilities	15,973	22,924	2,726
Net Assets	$ 1,271,137	$ 3,122,211	$ 586,735
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,035,309	$ 2,825,897	$ 490,864
Accumulated earnings (loss)	235,828	296,314	95,871
Net Assets	$ 1,271,137	$ 3,122,211	$ 586,735
Net Assets:
Class A	$ 203,039	$ 340,438	$ 79,059
Class C	$ 4,901	$ 43,590	$ 6,518
Class I	$ 733,799	$ 2,130,342	$ 499,950
Class R6	$ 329,398	$ 607,841	$ 1,208
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,630,674	28,284,774	8,286,979
Class C	390,241	3,725,163	781,021
Class I	55,767,125	174,151,505	50,053,453
Class R6	24,875,990	49,567,692	120,801
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.99	$ 12.04	$ 9.54
Class C	$ 12.56	$ 11.70	$ 8.35
Class I	$ 13.16	$ 12.23	$ 9.99
Class R6	$ 13.24	$ 12.26	$ 10.00
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 13.78	$ 12.77	$ 10.12
(1) Investment in securities at cost	$ 1,037,633	$ 2,864,407	$ 510,079
See Notes to Financial Statements.
16

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$ 58,484	$ 108,523	$ 30,565
Cash	8	1,232	573
Receivables
Investment securities sold	8,388	—	—
Fund shares sold	191	4	10
Dividends and interest	22	15	8
Tax reclaims	183	—	—
Securities lending	—	—	— (a)
Prepaid Trustees’ retainer	2	2	1
Prepaid expenses	35	44	27
Other assets	5	7	2
Total assets	67,318	109,827	31,186
Liabilities
Foreign currency overdraft(3)	1	—	—
Payables
Fund shares repurchased	8,843	1,289	300
Collateral on securities loaned	—	—	119
Investment advisory fees	56	55	13
Distribution and service fees	3	25	3
Administration and accounting fees	8	10	4
Transfer agent and sub-transfer agent fees and expenses	17	98	8
Professional fees	12	13	13
Trustee deferred compensation plan	5	7	2
Other accrued expenses	19	10	1
Total liabilities	8,964	1,507	463
Net Assets	$ 58,354	$ 108,320	$ 30,723
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 45,632	$ 48,396	$ 20,759
Accumulated earnings (loss)	12,722	59,924	9,964
Net Assets	$ 58,354	$ 108,320	$ 30,723
Net Assets:
Class A	$ 6,785	$ 77,748	$ 11,034
Class C	$ —	$ 12,340	$ 1,311
Class I	$ 51,524	$ 18,087	$ 18,378
Class R6	$ 45	$ 145	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	672,379	14,454,826	1,494,395
Class C	—	7,677,701	641,307
Class I	5,007,452	2,290,983	1,899,875
Class R6	4,355	18,231	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.09	$ 5.38	$ 7.38
Class C	$ —	$ 1.61	$ 2.04
Class I	$ 10.29	$ 7.90	$ 9.67
Class R6	$ 10.31	$ 7.97	$ —
See Notes to Financial Statements.
17

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 10.71	$ 5.71	$ 7.83
(1) Investment in securities at cost	$ 49,299	$ 53,670	$ 21,398
(2) Market value of securities on loan	$ —	$ —	$ 117
(3) Foreign currency at cost	$ —(a)	$ —	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements.
18

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)	$ 221,535
Cash	350
Receivables
Investment securities sold	246
Fund shares sold	1,285
Dividends and interest	8
Prepaid Trustees’ retainer	5
Prepaid expenses	43
Other assets	13
Total assets	223,485
Liabilities
Payables
Fund shares repurchased	290
Investment securities purchased	16
Investment advisory fees	116
Distribution and service fees	11
Administration and accounting fees	20
Transfer agent and sub-transfer agent fees and expenses	45
Professional fees	14
Trustee deferred compensation plan	13
Other accrued expenses	2
Total liabilities	527
Net Assets	$ 222,958
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 179,993
Accumulated earnings (loss)	42,965
Net Assets	$ 222,958
Net Assets:
Class A	$ 54,286
Class I	$ 168,672
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,908,257
Class I	5,570,379
Net Asset Value and Redemption Price Per Share:
Class A	$ 28.45
Class I	$ 30.28
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 30.19
(1) Investment in securities at cost	$ 168,753
See Notes to Financial Statements.
19

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$ 14,625	$ 31,634	$ 7,816
Interest	77	685	8
Security lending, net of fees	—	—	—
Foreign taxes withheld	—	—	(12)
Total investment income	14,702	32,319	7,812
Expenses
Investment advisory fees	4,330	9,877	2,523
Distribution and service fees, Class A	264	400	100
Distribution and service fees, Class C	26	217	39
Administration and accounting fees	675	1,487	315
Transfer agent fees and expenses	279	613	129
Sub-transfer agent fees and expenses, Class A	213	303	76
Sub-transfer agent fees and expenses, Class C	2	22	4
Sub-transfer agent fees and expenses, Class I	715	1,488	419
Custodian fees	2	3	2
Printing fees and expenses	42	105	31
Professional fees	22	32	16
Registration fees	37	63	30
Trustees’ fees and expenses	61	112	26
Miscellaneous expenses	54	96	23
Total expenses	6,722	14,818	3,733
Less expenses reimbursed and/or waived by investment adviser(1)	(542)	(138)	(9)
Less low balance account fees	— (2)	—	— (2)
Net expenses	6,180	14,680	3,724
Net investment income (loss)	8,522	17,639	4,088
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	33,405	170,161	23,481
Net change in unrealized appreciation (depreciation) on:
Investments	152,722	288,598	47,438
Net realized and unrealized gain (loss) on investments	186,127	458,759	70,919
Net increase (decrease) in net assets resulting from operations	$194,649	$476,398	$75,007

(1)	See note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements.
20

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
Investment Income
Dividends	$ 761	$ 522	$ 58
Interest	16	3	7
Security lending, net of fees	6	— (1)	— (1)
Foreign taxes withheld	(67)	—	—
Total investment income	716	525	65
Expenses
Investment advisory fees	405	372	121
Distribution and service fees, Class A	23	91	12
Distribution and service fees, Class C	—	66	7
Administration and accounting fees	53	59	18
Transfer agent fees and expenses	20	24	6
Sub-transfer agent fees and expenses, Class A	6	77	4
Sub-transfer agent fees and expenses, Class C	—	6	1
Sub-transfer agent fees and expenses, Class I	26	15	15
Custodian fees	1	— (1)	— (1)
Printing fees and expenses	4	11	2
Professional fees	13	12	11
Borrowing expense	9	—	—
Registration fees	22	27	21
Trustees’ fees and expenses	4	5	1
Miscellaneous expenses	7	8	3
Total expenses	593	773	222
Less expenses reimbursed and/or waived by investment adviser(2)	—	(102)	(48)
Less low balance account fees	—	— (1)	— (1)
Plus expenses recaptured(2)	8	—	—
Net expenses	601	671	174
Net investment income (loss)	115	(146)	(109)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	20,833	5,588	936
Foreign currency transactions	(34)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,247)	16,263	6,536
Foreign currency transactions	(5)	—	—
Net realized and unrealized gain (loss) on investments	19,547	21,851	7,472
Net increase (decrease) in net assets resulting from operations	$19,662	$21,705	$7,363

(1)	Amount is less than $500.
(2)	See note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
21

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$ 52
Interest	36
Total investment income	88
Expenses
Investment advisory fees	694
Distribution and service fees, Class A	53
Administration and accounting fees	94
Transfer agent fees and expenses	38
Sub-transfer agent fees and expenses, Class A	25
Sub-transfer agent fees and expenses, Class I	77
Custodian fees	1
Printing fees and expenses	6
Professional fees	10
Registration fees	21
Trustees’ fees and expenses	4
Miscellaneous expenses	5
Total expenses	1,028
Less expenses reimbursed and/or waived by investment adviser(1)	(107)
Net expenses	921
Net investment income (loss)	(833)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	603
Net change in unrealized appreciation (depreciation) on:
Investments	46,569
Net realized and unrealized gain (loss) on investments	47,172
Net increase (decrease) in net assets resulting from operations	$46,339

(1)	See note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
22

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 8,522	$ 24,470	$ 17,639	$ 25,960
Net realized gain (loss)	33,405	270,639	170,161	200,467
Net change in unrealized appreciation (depreciation)	152,722	(452,928)	288,598	(438,316)
Increase (decrease) in net assets resulting from operations	194,649	(157,819)	476,398	(211,889)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	—	(53,457)	—	(35,327)
Class C	—	(3,328)	—	(7,006)
Class I	—	(194,163)	—	(234,040)
Class R6	—	(65,935)	—	(51,699)
Total Dividends and Distributions to Shareholders	—	(316,883)	—	(328,072)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(52,816)	(19,255)	14,902	10,046
Class C	(10,709)	1,976	(17,686)	17,005
Class I	(181,716)	(209,198)	24,958	(30,972)
Class R6	11,393	33,668	111,035	110,772
Increase (decrease) in net assets from capital transactions	(233,848)	(192,809)	133,209	106,851
Net increase (decrease) in net assets	(39,199)	(667,511)	609,607	(433,110)
Net Assets
Beginning of period	1,310,336	1,977,847	2,512,604	2,945,714
End of Period	$ 1,271,137	$1,310,336	$ 3,122,211	$2,512,604
See Notes to Financial Statements.
23

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,088	$ 6,726	$ 115	$ 231
Net realized gain (loss)	23,481	83,332	20,799	2,892
Net change in unrealized appreciation (depreciation)	47,438	(169,458)	(1,252)	(10,044)
Increase (decrease) in net assets resulting from operations	75,007	(79,400)	19,662	(6,921)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(251)	(11,429)	(3,190)	(17)
Class C	(24)	(2,616)	—	—
Class I	(1,518)	(78,044)	(17,106)	(193)
Class R6	(4)	—	(15)	(28)
Total Dividends and Distributions to Shareholders	(1,797)	(92,089)	(20,311)	(238)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	606	(23,950)	(16,067)	5,263
Class C	(9,320)	(1,347)	—	—
Class I	(37,283)	(53,716)	(14,754)	2,640
Class R6	1,235	—	—	(9,108)
Increase (decrease) in net assets from capital transactions	(44,762)	(79,013)	(30,821)	(1,205)
Net increase (decrease) in net assets	28,448	(250,502)	(31,470)	(8,364)
Net Assets
Beginning of period	558,287	808,789	89,824	98,188
End of Period	$ 586,735	$ 558,287	$ 58,354	$ 89,824
See Notes to Financial Statements.
24

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (146)	$ (539)	$ (109)	$ (260)
Net realized gain (loss)	5,588	19,079	936	3,012
Net change in unrealized appreciation (depreciation)	16,263	(17,667)	6,536	(4,387)
Increase (decrease) in net assets resulting from operations	21,705	873	7,363	(1,635)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(3,760)	(9,081)	(90)	(757)
Class C	(1,787)	(13,661)	(37)	(1,343)
Class I	(653)	(2,603)	(115)	(1,526)
Class R6	(5)	(35)	—	—
Total Dividends and Distributions to Shareholders	(6,205)	(25,380)	(242)	(3,626)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	21,654	(9,053)	3,009	25
Class C	(20,994)	8,694	(2,713)	865
Class I	(4,758)	(2,937)	(497)	(1,622)
Class R6	13	(358)	—	—
Increase (decrease) in net assets from capital transactions	(4,085)	(3,654)	(201)	(732)
Net increase (decrease) in net assets	11,415	(28,161)	6,920	(5,993)
Net Assets
Beginning of period	96,905	125,066	23,803	29,796
End of Period	$ 108,320	$ 96,905	$ 30,723	$23,803
See Notes to Financial Statements.
25

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (833)	$ (904)
Net realized gain (loss)	603	(4,755)
Net change in unrealized appreciation (depreciation)	46,569	(6,273)
Increase (decrease) in net assets resulting from operations	46,339	(11,932)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	—	(1,337)
Class I	—	(4,041)
Total Dividends and Distributions to Shareholders	—	(5,378)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	18,221	23,715
Class I	61,092	67,787
Increase (decrease) in net assets from capital transactions	79,313	91,502
Net increase (decrease) in net assets	125,652	74,192
Net Assets
Beginning of period	97,306	23,114
End of Period	$ 222,958	$ 97,306
See Notes to Financial Statements.
26

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/19 to 6/30/19(6)	$11.21	0.06	1.72	1.78	—	—	—	1.78	12.99	15.88%	$ 203,039	1.24%	1.30%	1.04%	52%
1/1/18 to 12/31/18	16.20	0.18	(1.81)	(1.63)	(0.24)	(3.12)	(3.36)	(4.99)	11.21	(10.63)	223,853	1.24	1.27	1.16	128
4/1/17 to 12/31/17(7)	16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14	323,202	1.24	1.30	1.04	54
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/15 to 3/31/16	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
4/1/14 to 3/31/15	16.90	0.18	0.99	1.17	(0.18)	(1.41)	(1.59)	(0.42)	16.48	6.98	461,642	1.25	1.36	1.03	73
4/1/13 to 3/31/14	15.67	0.19	3.27	3.46	(0.19)	(2.04)	(2.23)	1.23	16.90	22.60	379,768	1.19	1.37	1.13	81
Class C
1/1/19 to 6/30/19(6)	$10.86	0.03	1.67	1.70	—	—	—	1.70	12.56	15.65%	$ 4,901	1.72%	1.94%	0.48%	52%
1/1/18 to 12/31/18	15.78	0.11	(1.77)	(1.66)	(0.14)	(3.12)	(3.26)	(4.92)	10.86	(11.09)	14,625	1.72	1.92	0.69	128
4/1/17 to 12/31/17(7)	16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76	17,744	1.68	1.86	0.61	54
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/15 to 3/31/16	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
4/1/14 to 3/31/15	16.59	0.10	0.97	1.07	(0.10)	(1.41)	(1.51)	(0.44)	16.15	6.50	21,207	1.71	1.71	0.57	73
4/1/13 to 3/31/14	15.42	0.10	3.22	3.32	(0.11)	(2.04)	(2.15)	1.17	16.59	21.98	20,239	1.71	1.71	0.62	81
Class I
1/1/19 to 6/30/19(6)	$11.34	0.08	1.74	1.82	—	—	—	1.82	13.16	16.05%	$ 733,799	0.97%	1.04%	1.31%	52%
1/1/18 to 12/31/18	16.35	0.23	(1.84)	(1.61)	(0.28)	(3.12)	(3.40)	(5.01)	11.34	(10.39)	799,262	0.97	1.02	1.43	128
4/1/17 to 12/31/17(7)	17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42	1,300,385	0.97	1.05	1.31	54
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/15 to 3/31/16	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
4/1/14 to 3/31/15	17.02	0.23	0.99	1.22	(0.23)	(1.41)	(1.64)	(0.42)	16.60	7.25	1,927,039	0.95	1.07	1.33	73
4/1/13 to 3/31/14	15.76	0.24	3.29	3.53	(0.23)	(2.04)	(2.27)	1.26	17.02	22.94	1,799,158	0.91	1.06	1.42	81
Class R6*
1/1/19 to 6/30/19(6)	$11.39	0.10	1.75	1.85	—	—	—	1.85	13.24	16.24%	$ 329,398	0.72%	0.85%	1.55%	52%
1/1/18 to 12/31/18	16.41	0.27	(1.85)	(1.58)	(0.32)	(3.12)	(3.44)	(5.02)	11.39	(10.22)	272,596	0.72	0.83	1.69	128
4/1/17 to 12/31/17(7)	17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60	336,516	0.72	0.80	1.57	54
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/15 to 3/31/16	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
8/1/14 to 3/31/15(8)	17.54	0.19	0.54	0.73	(0.20)	(1.41)	(1.61)	(0.88)	16.66	4.26	37,570	0.71	0.71	1.65	73

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/19 to 6/30/19(6)	$10.11	0.05	1.88	1.93	—	—	—	1.93	12.04	19.09%	$ 340,438	1.38% (9)(10)	1.31%	0.89%	58%
1/1/18 to 12/31/18	12.50	0.07	(1.02)	(0.95)	(0.09)	(1.35)	(1.44)	(2.39)	10.11	(8.08)	271,620	1.38 (9)	1.31	0.55	109
4/1/17 to 12/31/17(7)	14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87	320,717	1.38	1.37 (11)	0.75 (11)	82
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/15 to 3/31/16	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
4/1/14 to 3/31/15	13.96	0.09	0.92	1.01	(0.08)	(1.29)	(1.37)	(0.36)	13.60	7.45	590,327	1.38	1.41	0.64	94
4/1/13 to 3/31/14	12.96	0.10	2.62	2.72	(0.09)	(1.63)	(1.72)	1.00	13.96	21.68	611,880	1.35	1.40	0.76	108
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
27

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class C
1/1/19 to 6/30/19(6)	$ 9.84	0.02	1.84	1.86	—	—	—	1.86	11.70	18.90%	$ 43,590	1.79%	1.97%	0.43%	58%
1/1/18 to 12/31/18	12.18	0.02	(1.00)	(0.98)	(0.01)	(1.35)	(1.36)	(2.34)	9.84	(8.53)	53,419	1.79	1.97	0.17	109
4/1/17 to 12/31/17(7)	14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52	48,877	1.80	1.92	0.33	82
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23	55,580	1.80	1.80	0.39	108
4/1/15 to 3/31/16	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
4/1/14 to 3/31/15	13.72	0.04	0.90	0.94	(0.03)	(1.29)	(1.32)	(0.38)	13.34	7.06	87,115	1.75	1.75	0.28	94
4/1/13 to 3/31/14	12.77	0.05	2.58	2.63	(0.05)	(1.63)	(1.68)	0.95	13.72	21.26	81,961	1.76	1.76	0.36	108
Class I
1/1/19 to 6/30/19(6)	$10.25	0.07	1.91	1.98	—	—	—	1.98	12.23	19.32%	$2,130,342	1.02% (10)	1.02%	1.25%	58%
1/1/18 to 12/31/18	12.66	0.12	(1.05)	(0.93)	(0.13)	(1.35)	(1.48)	(2.41)	10.25	(7.83)	1,775,643	1.01 (10)	1.01	0.92	109
4/1/17 to 12/31/17(7)	14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21	2,187,625	1.04	1.04	1.09	82
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/15 to 3/31/16	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
4/1/14 to 3/31/15	14.09	0.13	0.93	1.06	(0.12)	(1.29)	(1.41)	(0.35)	13.74	7.76	3,552,288	1.10	1.10	0.92	94
4/1/13 to 3/31/14	13.06	0.14	2.64	2.78	(0.12)	(1.63)	(1.75)	1.03	14.09	22.03	3,159,585	1.09	1.10	1.02	108
Class R6*
1/1/19 to 6/30/19(6)	$10.27	0.09	1.90	1.99	—	—	—	1.99	12.26	19.38%	$ 607,841	0.79%	0.87%	1.49%	58%
1/1/18 to 12/31/18	12.67	0.15	(1.05)	(0.90)	(0.15)	(1.35)	(1.50)	(2.40)	10.27	(7.58)	411,922	0.79	0.87	1.17	109
4/1/17 to 12/31/17(7)	14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41	388,495	0.80	0.85	1.37	82
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/15 to 3/31/16	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
8/1/14 to 3/31/15(8)	14.28	0.13	0.77	0.90	(0.13)	(1.29)	(1.42)	(0.52)	13.76	6.54	23,398	0.75	0.75	1.39	94

Ceredex Small-Cap Value Equity Fund
Class A
1/1/19 to 6/30/19(6)	$ 8.45	0.05	1.07	1.12	—	(0.03)	(0.03)	1.09	9.54	13.26%	$ 79,059	1.48% (10)	1.48%	1.13%	20%
1/1/18 to 12/31/18	11.53	0.08	(1.51)	(1.43)	(0.15)	(1.50)	(1.65)	(3.08)	8.45	(12.70)	69,223	1.46 (10)	1.46	0.68	44
4/1/17 to 12/31/17(7)	12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74	114,673	1.47	1.50	1.52	15
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81	123,495	1.55	1.55	0.58	29
4/1/15 to 3/31/16	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07)	121,367	1.55	1.55	0.62	36
4/1/14 to 3/31/15	17.61	0.15	0.38	0.53	(0.10)	(2.79)	(2.89)	(2.36)	15.25	3.79	162,732	1.52	1.52	0.89	10
4/1/13 to 3/31/14	15.19	0.12	3.05	3.17	(0.11)	(0.64)	(0.75)	2.42	17.61	20.96	195,098	1.50	1.50	0.73	37
Class C
1/1/19 to 6/30/19(6)	$ 7.41	0.03	0.94	0.97	—	(0.03)	(0.03)	0.94	8.35	13.10%	$ 6,518	1.90%	2.12%	0.82%	20%
1/1/18 to 12/31/18	10.31	0.02	(1.34)	(1.32)	(0.08)	(1.50)	(1.58)	(2.90)	7.41	(13.07)	14,473	1.90	2.09	0.23	44
4/1/17 to 12/31/17(7)	11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28	20,658	1.90	2.07	1.05	15
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/15 to 3/31/16	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
4/1/14 to 3/31/15	16.71	0.08	0.36	0.44	(0.05)	(2.79)	(2.84)	(2.40)	14.31	3.42	33,793	1.88	1.88	0.54	10
4/1/13 to 3/31/14	14.47	0.06	2.90	2.96	(0.08)	(0.64)	(0.72)	2.24	16.71	20.53	38,408	1.87	1.87	0.36	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
28

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Ceredex Small-Cap Value Equity Fund (Continued)
Class I
1/1/19 to 6/30/19(6)	$ 8.83	0.07	1.12	1.19	—	(0.03)	(0.03)	1.16	9.99	13.48%	$ 499,950	1.20% (10)	1.20%	1.41%	20%
1/1/18 to 12/31/18	11.98	0.12	(1.58)	(1.46)	(0.19)	(1.50)	(1.69)	(3.15)	8.83	(12.50)	474,591	1.18 (10)	1.18	0.99	44
4/1/17 to 12/31/17(7)	12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94	673,458	1.22	1.22	1.72	15
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/15 to 3/31/16	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
4/1/14 to 3/31/15	17.95	0.20	0.38	0.58	(0.15)	(2.79)	(2.94)	(2.36)	15.59	4.07	1,118,190	1.21	1.21	1.16	10
4/1/13 to 3/31/14	15.45	0.17	3.11	3.28	(0.14)	(0.64)	(0.78)	2.50	17.95	21.34	1,528,174	1.22	1.22	1.01	37
Class R6
2/26/19 (12) to 6/30/19(6)	$10.04	0.05	(0.06)	(0.01)	—	(0.03)	(0.03)	(0.04)	10.00	(0.10) %	$ 1,208	0.88%	1.03%	1.63%	20% (13)

SGA International Growth Fund
Class A
1/1/19 to 6/30/19(6)	$10.95	—	2.49	2.49	—	(3.35)	(3.35)	(0.86)	10.09	23.27%	$ 6,785	1.44% (14)	1.44%	0.03%	102% (15)
1/1/18 to 12/31/18	11.90	— (16)	(0.94)	(0.94)	(0.01)	—	(0.01)	(0.95)	10.95	(7.90)	22,233	1.42	1.44	0.03	37
4/1/17 to 12/31/17(7)	10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50	18,567	1.43	1.56	0.20	17
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (17)	1.43 (17)	0.12	37
4/1/15 to 3/31/16	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
4/1/14 to 3/31/15	12.35	0.20	(0.87)	(0.67)	(0.22)	(1.12)	(1.34)	(2.01)	10.34	(4.87)	4,123	1.57	1.66	1.79	41
4/1/13 to 3/31/14	11.51	0.20	2.00	2.20	(1.14)	(0.22)	(1.36)	0.84	12.35	19.72	4,802	1.47	1.47	1.66	43
Class I
1/1/19 to 6/30/19(6)	$11.13	0.02	2.53	2.55	(0.04)	(3.35)	(3.39)	(0.84)	10.29	23.46%	$ 51,524	1.22% (9)(14)	1.20%	0.29%	102% (15)
1/1/18 to 12/31/18	12.09	0.03	(0.96)	(0.93)	(0.03)	—	(0.03)	(0.96)	11.13	(7.69)	67,543	1.20 (9)	1.19	0.28	37
4/1/17 to 12/31/17(7)	10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79	70,342	1.20	1.27	0.42	17
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54	51,120	1.14 (17)	1.24 (17)	0.34	37
4/1/15 to 3/31/16	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
4/1/14 to 3/31/15	12.45	0.25	(0.90)	(0.65)	(0.23)	(1.12)	(1.35)	(2.00)	10.45	(4.59)	19,023	1.37	1.48	2.15	41
4/1/13 to 3/31/14	11.64	0.55	1.65	2.20	(1.17)	(0.22)	(1.39)	0.81	12.45	19.52	26,932	1.20	1.20	4.55 (18)	43
Class R6*
1/1/19 to 6/30/19(6)	$11.15	0.02	2.54	2.56	(0.05)	(3.35)	(3.40)	(0.84)	10.31	23.44%	$ 45	1.12% (14)	1.15%	0.38%	102% (15)
1/1/18 to 12/31/18(19)	12.11	0.05	(0.97)	(0.92)	(0.04)	—	(0.04)	(0.96)	11.15	(7.63)	48	1.10	1.11	0.43	37
4/1/17 to 12/31/17(7)	10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89	9,279	1.10	1.19	0.42	17
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (17)	1.14 (17)	0.49	37
9/1/15 to 3/31/16(20)	9.85	— (16)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
29

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Silvant Large-Cap Growth Stock Fund
Class A
1/1/19 to 6/30/19(6)	$ 4.60	(0.01)	1.06	1.05	—	(0.27)	(0.27)	0.78	5.38	22.80%	$ 77,748	1.23%	1.44%	(0.23) %	8%
1/1/18 to 12/31/18	5.49	(0.02)	0.03	0.01	—	(0.90)	(0.90)	(0.89)	4.60	(0.83)	45,779	1.23	1.60	(0.29)	11
4/1/17 to 12/31/17(7)	7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88	63,051	1.23	1.46	(0.09)	14
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/15 to 3/31/16	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
4/1/14 to 3/31/15	8.35	(0.02)	1.20	1.18	—	(0.78)	(0.78)	0.40	8.75	14.83	65,953	1.18	1.19	(0.26)	13
4/1/13 to 3/31/14	7.27	(0.02)	1.96	1.94	—	(0.86)	(0.86)	1.08	8.35	26.99	64,288	1.19	1.20	(0.20)	21
Class C
1/1/19 to 6/30/19(6)	$ 1.54	(0.01)	0.35	0.34	—	(0.27)	(0.27)	0.07	1.61	22.06%	$ 12,340	1.90%	2.06%	(0.96) %	8%
1/1/18 to 12/31/18	2.42	(0.02)	0.04	0.02	—	(0.90)	(0.90)	(0.88)	1.54	(1.44)	31,782	1.90	2.05	(0.95)	11
4/1/17 to 12/31/17(7)	4.62	(0.03)	0.74	0.71	—	(2.91)	(2.91)	(2.20)	2.42	17.32	36,930	1.91	2.02	(0.77)	14
4/1/16 to 3/31/17	5.45	(0.05)	0.38	0.33	—	(1.16)	(1.16)	(0.83)	4.62	7.16	36,141	1.90	1.90	(0.95)	42
4/1/15 to 3/31/16	6.38	(0.06)	(0.07)	(0.13)	—	(0.80)	(0.80)	(0.93)	5.45	(2.77)	40,086	1.88	1.89	(1.06)	10
4/1/14 to 3/31/15	6.32	(0.06)	0.90	0.84	—	(0.78)	(0.78)	0.06	6.38	14.20	46,678	1.86	1.87	(0.90)	13
4/1/13 to 3/31/14	5.71	(0.06)	1.53	1.47	—	(0.86)	(0.86)	0.61	6.32	26.09	34,249	1.88	1.88	(0.90)	21
Class I
1/1/19 to 6/30/19(6)	$ 6.63	— (16)	1.54	1.54	—	(0.27)	(0.27)	1.27	7.90	23.06%	$ 18,087	0.97%	1.12%	0.01%	8%
1/1/18 to 12/31/18	7.53	— (16)	— (16)	—	—	(0.90)	(0.90)	(0.90)	6.63	(0.75)	19,234	0.97	1.10	(0.02)	11
4/1/17 to 12/31/17(7)	8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04	24,621	0.97	1.22	0.22	14
4/1/16 to 3/31/17	9.38	— (16)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/15 to 3/31/16	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
4/1/14 to 3/31/15	9.70	—	1.40	1.40	—	(0.78)	(0.78)	0.62	10.32	15.03	127,236	0.94	1.17	(0.04)	13
4/1/13 to 3/31/14	8.31	0.01	2.24	2.25	—	(0.86)	(0.86)	1.39	9.70	27.35	188,294	0.92	1.09	0.07	21
Class R6*
1/1/19 to 6/30/19(6)	$ 6.69	— (16)	1.55	1.55	—	(0.27)	(0.27)	1.28	7.97	23.15%	$ 145	0.90%	0.98%	0.09%	8%
1/1/18 to 12/31/18	7.59	— (16)	— (16)	—	—	(0.90)	(0.90)	(0.90)	6.69	(0.73)	110	0.90	0.95	0.03	11
4/1/17 to 12/31/17(7)	8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53	464	0.91	0.93	0.28	14
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42
4/1/15 to 3/31/16	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10
8/1/14 to 3/31/15(8)	9.97	0.01	1.13	1.14	—	(0.78)	(0.78)	0.36	10.33	12.02	52,967	0.85	0.87	0.16	13

Silvant Small-Cap Growth Stock Fund
Class A
1/1/19 to 6/30/19(6)	$ 5.68	(0.03)	1.79	1.76	—	(0.06)	(0.06)	1.70	7.38	30.98%	$ 11,034	1.27%	1.62%	(0.80) %	14%
1/1/18 to 12/31/18	6.92	(0.06)	(0.36)	(0.42)	—	(0.82)	(0.82)	(1.24)	5.68	(6.69)	5,725	1.41 (21)	1.68	(0.88)	36
4/1/17 to 12/31/17(7)	7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73	6,840	1.42	1.64	(0.70)	24
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/15 to 3/31/16	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
4/1/14 to 3/31/15	15.30	(0.13)	0.56	0.43	—	(2.50)	(2.50)	(2.07)	13.23	4.21	9,889	1.32	1.32	(0.96)	31
4/1/13 to 3/31/14	14.46	(0.15)	3.90	3.75	—	(2.91)	(2.91)	0.84	15.30	25.92	10,880	1.29	1.29	(0.94)	90
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
30

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Silvant Small-Cap Growth Stock Fund (Continued)
Class C
1/1/19 to 6/30/19(6)	$ 1.61	(0.01)	0.50	0.49	—	(0.06)	(0.06)	0.43	2.04	30.42%	$ 1,311	1.93%	2.40%	(1.51) %	14%
1/1/18 to 12/31/18	2.58	(0.04)	(0.11)	(0.15)	—	(0.82)	(0.82)	(0.97)	1.61	(7.57)	3,565	2.07 (21)	2.45	(1.54)	36
4/1/17 to 12/31/17(7)	3.37	(0.03)	0.36	0.33	—	(1.12)	(1.12)	(0.79)	2.58	10.46	4,319	2.09	2.39	(1.37)	24
4/1/16 to 3/31/17	3.88	(0.05)	0.73	0.68	—	(1.19)	(1.19)	(0.51)	3.37	18.39	4,758	2.08	2.09	(1.21)	56
4/1/15 to 3/31/16	9.53	(0.10)	(0.88)	(0.98)	—	(4.67)	(4.67)	(5.65)	3.88	(13.91)	4,686	2.02	2.02	(1.40)	73
4/1/14 to 3/31/15	11.82	(0.17)	0.38	0.21	—	(2.50)	(2.50)	(2.29)	9.53	3.55	6,397	1.96	1.96	(1.60)	31
4/1/13 to 3/31/14	11.77	(0.20)	3.16	2.96	—	(2.91)	(2.91)	0.05	11.82	25.10	7,255	1.94	1.94	(1.59)	90
Class I
1/1/19 to 6/30/19(6)	$ 7.42	(0.03)	2.34	2.31	—	(0.06)	(0.06)	2.25	9.67	31.13%	$ 18,378	1.15%	1.47%	(0.69) %	14%
1/1/18 to 12/31/18	8.78	(0.07)	(0.47)	(0.54)	—	(0.82)	(0.82)	(1.36)	7.42	(6.64)	14,513	1.29 (21)	1.53	(0.76)	36
4/1/17 to 12/31/17(7)	8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86	18,637	1.30	1.53	(0.58)	24
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/15 to 3/31/16	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36)	36,436	1.30	1.39	(0.74)	73
4/1/14 to 3/31/15	16.82	(0.14)	0.65	0.51	—	(2.50)	(2.50)	(1.99)	14.83	4.31	126,223	1.28	1.34	(0.92)	31
4/1/13 to 3/31/14	15.66	(0.16)	4.23	4.07	—	(2.91)	(2.91)	1.16	16.82	25.98	170,409	1.26	1.31	(0.91)	90

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/19 to 6/30/19(6)	$20.83	(0.15)	7.77	7.62	—	—	—	7.62	28.45	36.58%	$ 54,286	1.25%	1.38%	(1.15) %	14%
1/1/18 to 12/31/18	19.96	(0.33)	2.57	2.24	—	(1.37)	(1.37)	0.87	20.83	10.80	24,902	1.48 (9)(21)	1.47	(1.35)	103
4/1/17 to 12/31/17(7)	18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18	5,484	1.51	1.66	(1.40)	50
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/15 to 3/31/16	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
4/1/14 to 3/31/15	20.53	(0.28)	1.17	0.89	—	(0.66)	(0.66)	0.23	20.76	4.47	10,535	1.45	1.45	(1.34)	42
4/1/13 to 3/31/14	15.16	(0.24)	6.80	6.56	—	(1.19)	(1.19)	5.37	20.53	43.45	19,950	1.40	1.40	(1.18)	49
Class I
1/1/19 to 6/30/19(6)	$22.15	(0.12)	8.25	8.13	—	—	—	8.13	30.28	36.70%	$ 168,672	1.00%	1.12%	(0.90) %	14%
1/1/18 to 12/31/18	21.10	(0.30)	2.72	2.42	—	(1.37)	(1.37)	1.05	22.15	11.07	72,404	1.27 (9)(21)	1.23	(1.15)	103
4/1/17 to 12/31/17(7)	19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34	17,630	1.31	1.50	(1.19)	50
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/15 to 3/31/16	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
4/1/14 to 3/31/15	21.20	(0.26)	1.21	0.95	—	(0.66)	(0.66)	0.29	21.49	4.61	24,321	1.31	1.34	(1.20)	42
4/1/13 to 3/31/14	15.60	(0.22)	7.01	6.79	—	(1.19)	(1.19)	5.60	21.20	43.70	39,495	1.29	1.37	(1.08)	49

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
31

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal period end to December 31 during the period.
(8)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(9)	See note 3D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(10)	The Fund and/or specific share class, is currently under its expense limitation.
(11)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	Ratio of net expenses, before borrowing expense on the line of credit, was 1.42%, 1.20%, and 1.10% for Class A, Class I, and Class R6, respectively, for the period ended June 30, 2019.
(15)	The increase in portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Fund.
(16)	Amount is less than $0.005 per share.
(17)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class R6 (formerly IS), respectively.
(18)	The amount shown for the net investment income ratio does not represent the actual pro rata amount allocated to the share class due to large redemptions during the year.
(19)	From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.
(20)	Class R6 (formerly IS) commenced operations on September 01, 2015 for the predecessor fund (see Note 1).
(21)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Notes to Financial Statements.
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Ceredex Large-Cap Value Equity Fund	Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
RidgeWorth International Equity Fund	SGA International Growth Fund
RidgeWorth Silvant Large-Cap Growth Stock Fund	Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
RidgeWorth Innovative Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
SGA International Growth Fund	Seeking to provide long-term capital appreciation.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation.
Silvant Small-Cap Growth Stock Fund	Seeking to provide long-term capital appreciation.
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund and the Silvant Small-Cap Growth Stock Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the SGA International Growth Fund, and the Silvant Large-Cap Growth Stock Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statement of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At June 30, 2019, the following Fund had securities on loan:

	Market Value	Cash Collateral
Silvant Small-Cap Growth Stock Fund	$ 117	$ 119
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser(s).
35

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
SGA International Growth Fund	SGA (2)
Silvant Large-Cap Growth Stock Fund	Silvant (3)
Silvant Small-Cap Growth Stock Fund	Silvant (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
(1)	Ceredex Value Advisors LLC, an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP, an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC, an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC, a minority-owned affiliate of the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38	1.79	1.08	0.79
Ceredex Small-Cap Value Equity Fund(1)	1.55	1.90	1.24	0.88
SGA International Growth Fund	1.42	N/A	1.20	1.10
Silvant Large-Cap Growth Stock Fund	1.23	1.90	0.97	0.90
Silvant Small-Cap Growth Stock Fund	1.27	1.93	1.15	N/A
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	N/A
(1)	Effective February 26, 2019 (inception date of Class) for Class R6.
36

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2019	2020	2021	2022	Total
Ceredex Large-Cap Value Equity Fund
Class A	$187	$ 144	$ 85	$ 68	$ 484
Class C	—	4	33	6	43
Class I	861	1,209	499	261	2,830
Class R6	—	187	366	207	760
Ceredex Mid-Cap Value Equity Fund
Class A	24	—	—	—	24
Class C	—	35	114	39	188
Class R6	—	129	335	209	673
Ceredex Small-Cap Value Equity Fund
Class C	—	21	36	9	66
Class R6	—	—	—	— (1)	— (1)
SGA International Growth Fund
Class A	3	17	5	1	26
Class I	14	43	3	— (1)	60
Class R6	1	7	1	— (1)	9
Silvant Large-Cap Growth Stock Fund
Class A	3	90	236	76	405
Class C	—	16	57	11	84
Class I	144	157	32	15	348
Class R6	—	2	— (1)	— (1)	2
Silvant Small-Cap Growth Stock Fund
Class A	— (1)	7	18	17	42
Class C	— (1)	7	16	3	26
Class I	22	41	43	28	134
Zevenbergen Innovative Growth Stock Fund
Class A	—	1	6	27	34
Class I	—	21	22	80	123
(1)	Amount is less than $500.
During the period ended June 30, 2019, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Ceredex Mid-Cap Value Equity Fund	110	—	—	—	110
Ceredex Small-Cap Value Equity Fund	— (1)	—	—	—	— (1)
SGA International Growth Fund	— (1)	—	9	— (1)	9
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2019, it retained net commissions of $49 for Class A shares and CDSC of $—(1) and $5 for Class A shares and Class C shares, respectively.
(1) Amount is less than $500.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
37

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2019, the Funds incurred administration fees totaling $2,452 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2019, the Funds incurred transfer agent fees totaling $4,593 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended June 30, 2019, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$ 662,265	$ 922,734
Ceredex Mid-Cap Value Equity Fund	1,689,650	1,599,159
Ceredex Small-Cap Value Equity Fund	119,245	159,371
SGA International Growth Fund	91,972	140,900
Silvant Large-Cap Growth Stock Fund	8,165	18,182
Silvant Small-Cap Growth Stock Fund	3,867	4,154
Zevenbergen Innovative Growth Stock Fund	99,031	23,701
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2019.
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,121	$ 25,277	2,614	$ 39,624
Reinvestment of distributions	— (1)	— (2)	4,320	50,367
Shares repurchased and cross class conversions	(6,466)	(78,093)	(6,911)	(109,246)
Net Increase / (Decrease)	(4,345)	$ (52,816)	23	$ (19,255)
Class C
Shares sold and cross class conversions	76	$ 920	163	$ 2,076
Reinvestment of distributions	— (1)	— (2)	279	3,146
Shares repurchased and cross class conversions	(1,032)	(11,629)	(220)	(3,246)
Net Increase / (Decrease)	(956)	$ (10,709)	222	$ 1,976
38

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Ceredex Large-Cap Value Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	4,189	$ 52,013	8,020	$ 126,515
Reinvestment of distributions	—	—	16,369	193,176
Shares repurchased and cross class conversions	(18,929)	(233,729)	(33,432)	(528,889)
Net Increase / (Decrease)	(14,740)	$ (181,716)	(9,043)	$ (209,198)
Class R6
Shares sold and cross class conversions	3,494	$ 43,513	3,774	$ 59,946
Reinvestment of distributions	—	—	5,265	62,237
Shares repurchased and cross class conversions	(2,543)	(32,120)	(5,622)	(88,515)
Net Increase / (Decrease)	951	$ 11,393	3,417	$ 33,668

	Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	5,823	$ 65,459	4,726	$ 58,075
Shares issued-merger (See Note 12)	—	—	5,225	66,645
Reinvestment of distributions	—	—	3,073	33,047
Shares repurchased and cross class conversions	(4,414)	(50,557)	(11,799)	(147,721)
Net Increase / (Decrease)	1,409	$ 14,902	1,225	$ 10,046
Class C
Shares sold and cross class conversions	368	$ 4,048	534	$ 6,218
Shares issued-merger (See Note 12)	—	—	1,910	23,733
Reinvestment of distributions	— (1)	9	609	6,381
Shares repurchased and cross class conversions	(2,070)	(21,743)	(1,638)	(19,327)
Net Increase / (Decrease)	(1,702)	$ (17,686)	1,415	$ 17,005
Class I
Shares sold and cross class conversions	31,138	$ 363,209	34,345	$ 426,122
Shares issued-merger (See Note 12)	—	—	2,755	35,576
Reinvestment of distributions	—	—	20,645	224,582
Shares repurchased and cross class conversions	(30,170)	(338,251)	(57,387)	(717,252)
Net Increase / (Decrease)	968	$ 24,958	358	$ (30,972)
39

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	12,904	$ 150,915	13,728	$ 172,709
Shares issued-merger (See Note 12)	—	—	11	136
Reinvestment of distributions	—	—	4,531	49,173
Shares repurchased and cross class conversions	(3,458)	(39,880)	(8,818)	(111,246)
Net Increase / (Decrease)	9,446	$ 111,035	9,452	$ 110,772

	Ceredex Small-Cap Value Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,195	$ 10,882	687	$ 7,541
Reinvestment of distributions	27	251	1,305	11,341
Shares repurchased and cross class conversions	(1,128)	(10,527)	(3,748)	(42,832)
Net Increase / (Decrease)	94	$ 606	(1,756)	$ (23,950)
Class C
Shares sold and cross class conversions	11	$ 92	24	$ 230
Reinvestment of distributions	3	22	335	2,552
Shares repurchased and cross class conversions	(1,185)	(9,434)	(410)	(4,129)
Net Increase / (Decrease)	(1,171)	$ (9,320)	(51)	$ (1,347)
Class I
Shares sold and cross class conversions	4,060	$ 39,538	7,279	$ 86,665
Reinvestment of distributions	152	1,512	8,502	77,107
Shares repurchased and cross class conversions	(7,894)	(78,333)	(18,285)	(217,488)
Net Increase / (Decrease)	(3,682)	$ (37,283)	(2,504)	$ (53,716)
Class R6
Shares sold and cross class conversions	121	$ 1,232	—	$ —
Reinvestment of distributions	— (1)	3	—	—
Net Increase / (Decrease)	121	$ 1,235	—	$ —

40

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	SGA International Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	63	$ 737	828	$ 9,578
Reinvestment of distributions	317	3,137	1	17
Shares repurchased and cross class conversions	(1,738)	(19,941)	(359)	(4,332)
Net Increase / (Decrease)	(1,358)	$ (16,067)	470	$ 5,263
Class I
Shares sold and cross class conversions	1,512	$ 17,920	2,266	$ 26,945
Reinvestment of distributions	1,677	16,935	14	180
Shares repurchased and cross class conversions	(4,249)	(49,609)	(2,031)	(24,485)
Net Increase / (Decrease)	(1,060)	$ (14,754)	249	$ 2,640
Class R6
Shares sold and cross class conversions	— (1)	$ —(2)	68	$ 823
Reinvestment of distributions	— (1)	— (2)	2	28
Shares repurchased and cross class conversions	—	—	(832)	(9,959)
Net Increase / (Decrease)	— (1)	$ —(2)	(762)	$ (9,108)

	Silvant Large-Cap Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4,711	$ 22,700	796	$ 4,546
Reinvestment of distributions	681	3,699	1,575	8,045
Shares repurchased and cross class conversions	(897)	(4,745)	(3,890)	(21,644)
Net Increase / (Decrease)	4,495	$ 21,654	(1,519)	$ (9,053)
Class C
Shares sold and cross class conversions	184	$ 316	302	$ 687
Reinvestment of distributions	1,097	1,776	7,522	13,627
Shares repurchased and cross class conversions	(14,296)	(23,086)	(2,406)	(5,620)
Net Increase / (Decrease)	(13,015)	$ (20,994)	5,418	$ 8,694
Class I
Shares sold and cross class conversions	119	$ 901	294	$ 2,350
Reinvestment of distributions	72	576	319	2,320
Shares repurchased and cross class conversions	(799)	(6,235)	(984)	(7,607)
Net Increase / (Decrease)	(608)	$ (4,758)	(371)	$ (2,937)
41

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Silvant Large-Cap Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	1	$ 10	2	$ 20
Reinvestment of distributions	1	5	4	35
Shares repurchased and cross class conversions	(—) (1)	(2)	(51)	(413)
Net Increase / (Decrease)	2	$ 13	(45)	$ (358)

	Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	590	$ 3,734	54	$ 390
Reinvestment of distributions	12	88	121	744
Shares repurchased and cross class conversions	(117)	(813)	(154)	(1,109)
Net Increase / (Decrease)	485	$ 3,009	21	$ 25
Class C
Shares sold and cross class conversions	61	$ 121	45	$ 89
Reinvestment of distributions	18	37	735	1,340
Shares repurchased and cross class conversions	(1,652)	(2,871)	(242)	(564)
Net Increase / (Decrease)	(1,573)	$ (2,713)	538	$ 865
Class I
Shares sold and cross class conversions	158	$ 1,405	327	$ 3,033
Reinvestment of distributions	12	113	187	1,493
Shares repurchased and cross class conversions	(226)	(2,015)	(680)	(6,148)
Net Increase / (Decrease)	(56)	$ (497)	(166)	$ (1,622)

	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,130	$ 29,054	1,662	$ 41,024
Reinvestment of distributions	— (1)	1	59	1,297
Shares repurchased and cross class conversions	(417)	(10,834)	(801)	(18,606)
Net Increase / (Decrease)	713	$ 18,221	920	$ 23,715
42

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	3,686	$ 99,523	5,080	$ 132,175
Reinvestment of distributions	—	—	161	3,773
Shares repurchased and cross class conversions	(1,385)	(38,431)	(2,807)	(68,161)
Net Increase / (Decrease)	2,301	$ 61,092	2,434	$ 67,787
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of Changes in Net Assets. For the period ended June 30, 2019, the Funds had the following such exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Value
Ceredex Large-Cap Value Equity Fund	2	974	230	944	1	5	226	$13,960
Ceredex Mid-Cap Value Equity Fund	111	1,606	42	1,577	1	137	—	18,488
Ceredex Small-Cap Value Equity Fund	9	1,008	1	881	—	13	—	8,084
SGA International Growth Fund	4	—	1	1	—	4	—	68
Silvant Large-Cap Growth Stock Fund	20	13,863	2	4,640	7	14	—	22,437
Silvant Small-Cap Growth Stock Fund	6	1,608	— (1)	457	—	5	—	2,834
Zevenbergen Innovative Growth Stock Fund	8	—	—	—	—	8	—	199
(1)	Amount is less than 500 shares.
Note 6. 10% Shareholders
As of June 30, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	29%	2
Ceredex Mid-Cap Value Equity Fund	37	2
Ceredex Small-Cap Value Equity Fund	47	3
SGA International Growth Fund	63	3
Silvant Large-Cap Growth Stock Fund	60	2
Silvant Small-Cap Growth Stock Fund	53	3
Zevenbergen Innovative Growth Stock Fund	39	2
*	None of the accounts are affiliated.
Note 7. Credit and Sector Risk
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
43

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
At June 30, 2019, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Silvant Large-Cap Growth Stock Fund	Information Technology	36%
Silvant Small-Cap Growth Stock Fund	Health Care	28
SGA International Growth Fund	Consumer Staples	27
Zevenbergen Innovative Growth Stock Fund	Information Technology	37
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2019, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
SGA International Growth Fund	$9	$7,845	3.66%	11
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 1,046,216	$ 231,230	$ (30,851)	$ 200,379
Ceredex Mid-Cap Value Equity Fund	2,879,399	248,705	(87,496)	161,209
Ceredex Small-Cap Value Equity Fund	514,287	107,373	(37,698)	69,675
SGA International Growth Fund	49,366	9,193	(75)	9,118
Silvant Large-Cap Growth Stock Fund	53,816	55,729	(1,022)	54,707
Silvant Small-Cap Growth Stock Fund	21,430	10,163	(1,028)	9,135
Zevenbergen Innovative Growth Stock Fund	174,602	52,480	(5,547)	46,933
44

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2018, the Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Ceredex Large-Cap Value Equity Fund	$ —	$ 5,527
Ceredex Mid-Cap Value Equity Fund	—	54,623
Ceredex Small-Cap Value Equity Fund	—	592
Silvant Large-Cap Growth Stock Fund	—	209
Zevenbergen Innovative Growth Stock Fund	—	3,216
Note 12. Reorganization
($ reported in thousands)
On August 10, 2017, the Board of Trustees of Virtus Asset Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Contrarian Value Fund (the “Merged Fund”), a series of Virtus Equity Trust, and Virtus Ceredex Mid-Cap Value Equity Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a fund with a similar investment objective and style as, superior performance for the one-, five- and ten-year periods ended December 31, 2016, than, and potentially lower expenses than, the Merged Fund. The acquisition was accomplished by a tax-free exchange of shares on January 19, 2018. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Merged Fund	Shares Outstanding		Acquiring Fund	Shares Converted		Merged Fund Net Asset Value of Converted Shares
Virtus Contrarian Value Fund	Class A	1,995	Virtus Ceredex Mid-Cap Value Equity Fund	Class A	5,225	$66,645
	Class C	747		Class C	1,910	23,733
	Class I	1,067		Class I	2,755	35,576
	Class R6	4		Class R6	11	136
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Contrarian Value Fund	$126,090	$51,560	Virtus Ceredex Mid-Cap Value Equity Fund	$2,975,539
Assuming the acquisition had been completed on January 1, 2018, the Virtus Ceredex Mid-Cap Value Equity Fund’s results of operations for the period ended December 31, 2018, would have been as follows:
Net investment income (loss)	$26,073(a)
Net realized and unrealized gain (loss) on investments	(225,475) (b)
Net increase (decrease) in net assets resulting from operations	$ (199,402)
(a) $25,960, as reported in the Statement of Operations, plus $113 Net investment income from Virtus Contrarian Value Fund pre-merger.
(b) $(237,849), as reported in the Statement of Operations, plus $12,374 Net realized and unrealized gain (loss) on investments from Virtus Contrarian Value Fund pre-merger.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Contrarian Value Fund that have been included in the acquiring Virtus Ceredex Mid-Cap Value Equity Fund Statement of Operations since January 19, 2018.
45

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
46

RESULTS OF SHAREHOLDER MEETINGS
VIRTUS ASSET TRUST
(UNAUDITED)
The following shareholder meeting results supersede the results shown in prior reports, which for certain funds inadvertently omitted a column.
Shareholder Meeting Results
A special meeting of shareholders (the “May 9 Meeting”) of certain series of RidgeWorth Funds as listed below was held on May 9, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The May 9 Meeting was held to consider and act on the following proposal:
Proposal 1:To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Conservative Allocation Strategy	1,306,703	15,983	46,187	491,036
Innovative Growth Stock Fund	727,197	4,085	12,281	79,947
Growth Allocation Strategy	2,291,153	—	8,168	—
International Equity Fund	4,732,286	9,062	22,792	—
A special meeting of shareholders (the “May 30 Meeting”) of certain series of RidgeWorth Funds as listed below was held on May 30, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The May 30 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Ceredex Mid-Cap Value Equity	102,937,032	688,649	9,190,017	5,451,111
Silvant Large Cap Growth Stock Fund	19,054,730	223,910	584,081	—
A special meeting of shareholders (the “June 20 Meeting”) of certain series of RidgeWorth Funds as listed below was held on June 20, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The June 20 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Ceredex Large Cap Value Equity Fund	55,381,862	923,685	5,448,278	984,164
Moderate Allocation Strategy	3,330,575	27,072	122,822	—
47

RESULTS OF SHAREHOLDER MEETINGS
VIRTUS ASSET TRUST
(UNAUDITED) (Continued)
A special meeting of shareholders (the “June 23 Meeting”) of the series of RidgeWorth Funds listed below was held on June 23, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The June 23 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Silvant Small Cap Growth Stock Fund	2,596,052	56,020	269,890	153,244
A special meeting of shareholders (the “June 30 Meeting”) of the series of RidgeWorth Funds listed below was held on June 30, 2017.
The details of the voting with respect to the Proposal are shown below. The Proposal received the required number of affirmative votes for approval.
The June 30 Meeting was held to consider and act on the following proposal:
Proposal 1: To approve the Agreement and Plan of Reorganization by and among RidgeWorth Funds, on behalf of the Acquired Fund, Virtus Asset Trust, on behalf of the corresponding Acquiring Fund, RidgeWorth Capital Management LLC, and Virtus Partners, Inc.
Acquired Fund	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
Ceredex Small Cap Value Equity Fund	29,682,193	228,329	2,380,463	5,151,625
48

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR VIRTUS SGA INTERNATIONAL GROWTH FUND BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Sustainable Growth Advisers, LP (the “Subadviser”) as subadviser to Virtus SGA International Growth Fund (the “Fund”) and approved a new interim subadvisory agreement and new investment subadvisory agreement with the Subadviser (the “Subadvisory Agreements”). In connection with the appointment of the Subadviser, the Board also considered and approved the name change from Virtus WCM International Equity Fund to Virtus SGA International Growth Fund.
In considering the proposals, the Board requested and evaluated information provided by Virtus Fund Advisers, LLC (“VFA”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Subadvisory Agreements would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services to be provided by the Subadviser and its representatives to other Virtus Funds. The Board noted the affiliation of the Subadviser with VFA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreements, the Board considered various factors, including:
•	Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. The Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VFA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective, policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the approval of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Fund.
•	Investment Performance. The Board considered the performance of a composite managed by the proposed Subadviser versus a peer group, an appropriate index and the Fund’s historical performance and was satisfied with the proposed Subadviser’s performance.
•	Subadvisory Fee. The Board took into account that the Fund’s subadvisory fees are paid by VFA out of its management fees rather than paid separately by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Agreements was the same as the subadvisory fee schedule for subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.
•	Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreements would be paid by VFA out of the fees that VFA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VFA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VFA, such profitability might be directly or indirectly shared by VFA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreements. For similar reasons, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.
49

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR VIRTUS SGA INTERNATIONAL GROWTH FUND BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
•	Other Factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VFA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VFA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Fund, other than the fee to be earned under the Subadvisory Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreements.
50

Virtus Asset Trust
Supplement dated July 26, 2019 to the Statutory Prospectus dated April 30, 2019, as supplemented
Important Notice to Investors
This supplement corrects a typographical error in the statutory prospectus. Under the heading “Sales Charge you may pay to purchase Class A Shares” in the section “Sales Charges,” the third table on page 148 of the Trust’s Statutory prospectus is hereby replaced with the following:
All Other Funds
Amount of Transaction at Offering Price	Sales Charge as a percentage of
	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None
Investors should retain this supplement with the Prospectus for future reference.
VAT 8622/SalesChargesCorrection (7/2019)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8623	08-19

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Virtus Asset Trust

By (Signature and Title)*        /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date    9/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date    9/6/2019

By (Signature and Title)*        /s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer

and Treasurer

(principal financial officer)

Date    9/6/2019

* Print the name and title of each signing officer under his or her signature.